American United Life Insurance Company

AUL American Individual Variable Annuity Unit Trust

December 31, 2025

Table of Contents

Statement of Additional Information for DirectPoint —Individual Flexible Premium Deferred Variable Annuity
GENERAL INFORMATION AND HISTORY
CUSTODY OF ASSETS
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 And 408A Programs
457 Programs
Employee Benefit Plans
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities
Statement of Additional Information for SelectPoint —Individual Flexible Premium Deferred Variable Annuity
GENERAL INFORMATION AND HISTORY
CUSTODY OF ASSETS
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 And 408A Programs
457 Programs
Employee Benefit Plans
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities
Statement of Additional Information for StarPoint — Individual Flexible Premium Deferred Variable Annuity
GENERAL INFORMATION AND HISTORY
CUSTODY OF ASSETS
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 And 408A Programs
457 Programs
Employee Benefit Plans
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities
Statement of Additional Information for Voyage Protector — Individual Flexible Premium Deferred Variable Annuity
GENERAL INFORMATION AND HISTORY
CUSTODY OF ASSETS
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 And 408A Programs
457 Programs
Employee Benefit Plans
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities
PORTFOLIO COMPANIES UNDER THE CONTRACT
FINANCIALS
NOTES TO FINANCIAL STATEMENTS
Report of Independent Auditors on Statutory Financial Statements and Supplemental Schedules
Report of Independent Registered Public Accounting Firm

American United Life Insurance Company

AUL American Individual Variable Annuity Unit Trust

December 31, 2025

2

Statement of Additional Information for DirectPoint —Individual Flexible Premium Deferred Variable Annuity

Statement of Additional Information for

DirectPoint —

Individual Flexible Premium

Deferred Variable Annuity

(No withdrawal charge contract)

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana

46206-0368

1-800-537-6442

May 1, 2026

3

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2026

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY DIRECTPOINT

(No Withdrawal Charge Contract)

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®

One American Square

P.O. Box 368

Indianapolis, Indiana 46206-0368

(800) 537-6442

www.oneamerica.com

Individual Annuity Service Office Mail Address:

P.O. Box 7127

Indianapolis, Indiana 46206-7127

(800) 537-6642

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for Individual Flexible Premium Deferred Variable Annuity DirectPoint (No Withdrawal Charge Contract), dated May 1, 2018.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

4

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer.

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated Investment Company” under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary

5

according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $24,500 for 2026. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $8,000 is allowed. Individuals aged 60 to 63 can make a catch-up contribution of $11,250. Please contact your plan sponsor to determine if your plan is eligible.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $72,000 in 2026, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program. A Contract Owner who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another Section 403 (b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 And 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account (“IRA”) and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition,

6

certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $7,500 or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,100. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $7,500; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $72,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $24,500 in 2026, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program. For certain state and local government plans, if you are age fifty (50) or older, an additional catch-up contribution of $8,000 is allowed. Individuals in certain state and local government plans aged 60 to 63 can make a catch-up contribution of $11,250. Please contact your plan sponsor to determine if your plan is eligible.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the Participant’s investment in the Contract by the expected return for Non- Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $70,000 in 2026, or (b) 100

7

percent of a Participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit-sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Contract Owner has attained age 59 1/2;

(b)  the Contract Owner has died; or

(c)  the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump- sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

8

Statement of Additional Information for SelectPoint —Individual Flexible Premium Deferred Variable Annuity

Statement of Additional Information for

SelectPoint —

Individual Flexible

Premium

Deferred Variable Annuity

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana

46206-0368

1-800-537-6442

May 1, 2026

9

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2026

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY SelectPoint

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®

One American Square

P.O. Box 368

Indianapolis, Indiana 46206-0368

(800) 537-6642

www.oneamerica.com

Individual Annuity Service Office Mail Address

P.O. Box 7127

Indianapolis, Indiana 46206-7127

(800) 537-6642

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Variable Deferred Annuity, dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

10

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer.

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated Investment Company” under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary

11

according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $24,500 for 2026. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $8,000 is allowed. Individuals aged 60 to 63 can make a catch-up contribution of $11,250. Please contact your plan sponsor to determine if your plan is eligible.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $72,000 in 2026, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program. A Contract Owner who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another Section 403 (b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 And 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account (“IRA”) and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition,

12

certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $7,500 or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,100. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $7,500; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $72,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $24,500, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program. For certain state and local government plans, if you are age fifty (50) or older, an additional catch-up contribution of $8,000 is allowed. Individuals in certain state and local government plans aged 60 to 63 can make a catch-up contribution of $11,250. Please contact your plan sponsor to determine if your plan is eligible.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the Participant’s investment in the Contract by the expected return for Non- Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $72,000 in 2026, or (b) 100

13

percent of a Participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit-sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Contract Owner has attained age 59 1/2;

(b)  the Contract Owner has died; or

(c)  the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump- sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

14

Statement of Additional Information for StarPoint — Individual Flexible Premium Deferred Variable Annuity

Statement of Additional Information for

StarPoint —

Individual Flexible

Premium

Deferred Variable Annuity

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana

46206-0368

1-800-537-6442

May 1, 2026

15

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2026

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY StarPoint

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®

One American Square

P.O. Box 368

Indianapolis, Indiana 46206-0368

(800) 537-6642

www.oneamerica.com

Individual Annuity Service Office Mail Address

P.O. Box 7127

Indianapolis, Indiana 46206-7127

(800) 537-6642

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Variable Deferred Annuity, dated May 1, 2018.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

16

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer.

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated Investment Company” under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary

17

according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $24,500 for 2026. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $8,000 is allowed. Individuals aged 60 to 63 can make a catch-up contribution of $11,250. Please contact your plan sponsor to determine if your plan is eligible.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $72,000 in 2026, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program. A Contract Owner who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another Section 403 (b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 And 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an

18

Individual Retirement Account (“IRA”) and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $7,500 or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,100. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $7,500; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $72,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $24,500 in 2026, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program. For certain state and local government plans, if you are age fifty (50) or older, an additional catch-up contribution of $8,000 is allowed. Individuals in certain state and local government plans aged 60 to 63 can make a catch-up contribution of $11,250. Please contact your plan sponsor to determine if your plan is eligible.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the Participant’s investment in the Contract by the expected return for Non- Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

19

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $72,000 in 2026, or (b) 100 percent of a Participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit-sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Contract Owner has attained age 59 1/2;

(b)  the Contract Owner has died; or

(c)  the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump- sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

20

Statement of Additional Information for Voyage Protector — Individual Flexible Premium Deferred Variable Annuity

Statement of Additional Information for

Voyage Protector —

Individual Flexible Premium

Deferred Variable Annuity

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana

46206-0368

1-800-537-6442

May 1, 2026

21

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2026

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY VOYAGE PROTECTOR

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®

One American Square

P.O. Box 368

Indianapolis, Indiana 46206-0368

(800) 537-6642

www.oneamerica.com

Individual Annuity Service Office Mail Address

P.O. Box 7127

Indianapolis, Indiana 46206-7127

(800) 537-6642

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Variable Deferred Variable Annuity, Voyager Protector dated May 1, 2018.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

22

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer.

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated Investment Company” under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

23

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $24,500 in 2026. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $8,000 is allowed. Individuals aged 60 to 63 can make a catch-up contribution of $11,250. Please contact your plan sponsor to determine if your plan is eligible.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $72,000 in 2026, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program. A Contract Owner who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another Section 403 (b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the

24

Contract Owner and the Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 And 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account (“IRA”) and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $7,500 or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,100. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $7,500; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $72,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $24,500 in 2026, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program. For certain state and local government plans, if you are age fifty (50) or older, an additional catch-up contribution of $8,000 is allowed. Individuals in certain state and local government plans aged 60 to 63 can make a catch-up contribution of $11,250. Please contact your plan sponsor to determine if your plan is eligible.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income.

25

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the Participant’s investment in the Contract by the expected return for Non- Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $72,000 in 2026, or (b) 100 percent of a Participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit-sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Contract Owner has attained age 59 1/2;

(b)  the Contract Owner has died; or

(c)  the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump- sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

26

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

27

PORTFOLIO COMPANIES UNDER THE CONTRACT

The following list of Portfolio Companies under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses. You can request this information at no cost by calling 800-537-6442 or by sending an email to policyservice@oneamerica.com.

FUND IDENTIFIER	ASSET CLASS	FUND NAME	SHARE CLASS
03-376	Foreign Equity	AB VPS International Growth Portfolio	A
03-377	Foreign Equity	AB VPS International Value Portfolio	A
03-378	Mid Cap Equity	AB VPS Small/Mid Cap Value Portfolio	A
03-500	Large Cap Equity	Alger Large Cap Growth Portfolio	I-2
03-515	Small Cap Equity	Alger Small Cap Growth Portfolio	I-2
03-410	Mid Cap Equity	American Century VP Capital Appreciation Fund	I
03-425	Balanced	American Century VP Income & Growth Fund	I
03-420	Foreign Equity	American Century VP International Fund	I
03-397	Mid Cap Equity	American Century VP Mid Cap Value Fund	II
03-122	Large Cap Equity	American Century VP Ultra Fund	I
03-520	Mid Cap Equity	Calvert VP SRI Mid Cap Growth Portfolio	N/A
03-382	Small Cap Equity	Columbia Variable Portfolio-Small Cap Value Fund	1
03-384	Specialty	Columbia Variable Portfolio-US Government Mortgage Fund	1
03-646	Small Cap Equity	BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio	Service
03-650	Specialty	BNY Mellon Investment Portfolios, Technology Growth Portfolio	Service
03-645	Large Cap Equity	BNY Mellon Variable Investment Fund, Appreciation Portfolio	Service
03-230	Balanced	Fidelity VIP Asset Manager Portfolio	Initial
03-245	Large Cap Equity	Fidelity VIP Contrafund Portfolio	Initial
03-205	Large Cap Equity	Fidelity VIP Equity-Income Portfolio	Initial
03-163	Managed Asset Allocation	Fidelity VIP Freedom 2005 Portfolio	Initial
03-162	Managed Asset Allocation	Fidelity VIP Freedom 2010 Portfolio	Initial
03-161	Managed Asset Allocation	Fidelity VIP Freedom 2015 Portfolio	Initial
03-159	Managed Asset Allocation	Fidelity VIP Freedom 2020 Portfolio	Initial
03-158	Managed Asset Allocation	Fidelity VIP Freedom 2025 Portfolio	Initial
03-157	Managed Asset Allocation	Fidelity VIP Freedom 2030 Portfolio	Initial
03-164	Managed Asset Allocation	Fidelity VIP Freedom Income Portfolio	Initial
03-210	Large Cap Equity	Fidelity VIP Growth Portfolio	Initial
03-215	High Yield Bond	Fidelity VIP High Income Portfolio	Initial
03-225	Large Cap Equity	Fidelity VIP Index 500 Portfolio	Initial
03-941	Mid Cap Equity	Fidelity VIP Mid Cap Portfolio	Service 2
03-220	Foreign Equity	Fidelity VIP Overseas Portfolio	Initial
03-908	Balanced	Franklin Allocation VIP Fund	1
03-906	Small Cap Equity	Franklin Small Cap Value VIP Fund	1

28

03-909	World Stock	Templeton Foreign VIP Fund	2
03-907	Intermediate Bond	Templeton Global Bond VIP Fund	1
03-CGK	Fixed Interest Cash	Goldman Sachs VIT Government Money Market Fund	Service
03-826	Large Cap Equity	Invesco V.I. Core Equity Fund	Series II
03-861	Large Cap Equity	Invesco V.I. Diversified Dividend Fund	Series I
03-825	Specialty	Invesco V.I. Global Real Estate Fund	Series I
03-815	Specialty	Invesco V.I. Health Care Fund	Series I
03-830	High Yield Bond	Invesco V.I. High Yield Fund	Series I
03-826	Foreign Equity	Invesco V.I. International Growth Fund	Series II
03-611	Balanced	Janus Henderson Balanced Portfolio	Service
03-607	Intermediate Bond	Janus Henderson Flexible Bond Portfolio	Institutional
03-602	Large Cap Equity	Janus Henderson Forty Portfolio	Institutional
03-606	World Stock	Janus Henderson Global Research Portfolio	Institutional
03-259	Mid Cap Equity	Janus Henderson Mid Cap Value Portfolio	Service
03-609	Foreign Equity	Janus Henderson Overseas Portfolio	Service
03-866	Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio	Service
03-870	Small Cap Equity	Neuberger Berman Mid Cap Intrinsic Value Portfolio	I
03-875	Short Term Bond	Neuberger Berman Short Duration Bond Portfolio	I
03-750	Small Cap Equity	Royce Capital Small-Cap Portfolio	Investor
03-124	Large Cap Equity	T. Rowe Price Blue Chip Growth Portfolio	N/A
03-580	Large Cap Equity	T. Rowe Price Equity Income Portfolio	N/A
03-585	Short Term Bond	T. Rowe Price Limited-Term Bond Portfolio	N/A
03-586	Mid Cap Equity	T. Rowe Price Mid-Cap Growth Portfolio	N/A
03-087	Balanced	TOPS Managed Risk Balanced ETF Portfolio	2
03-088	Balanced	TOPS Managed Risk Moderately Agressive ETF Portfolio	2
03-086	Balanced	TOPS Managed Risk Moderate ETF Portfolio	2
03-190	Large Cap Equity	Vanguard VIF Diversified Value Portfolio	N/A
03-118	Mid Cap Equity	Vanguard VIF Mid-Cap Index Portfolio	N/A
03-119	Small Cap Equity	Vanguard VIF Small Company Growth Portfolio	N/A
03-121	Intermediate Bond	Vanguard VIF Total Bond Market Index Portfolio	N/A
03-CPG	Intermediate Bond	Victory Pioneer Bond VCT Portfolio	I
03-CPF	Large Cap Equity	Victory Pioneer Equity Income VCT Portfolio	I
03-598	Mid Cap Equity	Victory Pioneer Equity Income VCT Portfolio	II
03-596	Small Cap Equity	Victory Pioneer Fund VCT Portfolio	I
03-597	Mid Cap Equity	Victory Pioneer Select Mid Cap VCT Portfolio	I

29

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Individual Variable Annuity Unit Trust

Opinions on the Financial Statements

We have audited the accompanying statements of net assets each of the subaccounts of AUL American Individual Variable Annuity Unit Trust indicated in the table below as of December 31, 2025, and the related statements of operations of changes in net assets, and of cumulative net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Individual Variable Annuity Unit Trust as of December 31, 2025, and the results of its operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Discovery Val Port A Class - 03-378 (1)	Janus Henderson Balanced Portfolio Service Class - 03-611 (1)
AB VPS International Value Portfolio A Class - 03-377 (1)	Janus Henderson Flexible Bond Portfolio Institutional Class - 03-607 (1)
Alger Large Cap Growth Portfolio I-2 Class - 03-500 (1)	Janus Henderson Forty Portfolio Institutional Class - 03-602 (1)
Alger Small Cap Growth Portfolio I-2 Class - 03-515 (1)	Janus Henderson Global Research Portfolio Institutional Class - 03-606 (1)
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 03-646 (1)	Janus Henderson Mid Cap Value Portfolio Service Class - 03-259 (1)
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 03-650 (1)	Janus Henderson Overseas Portfolio Service Class - 03-609 (1)
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 03-645 (1)	LVIP American Century Capital Appreciation Fund I Class - 03-410 (1)
Calvert VP SRI Mid Cap Growth Portfolio - 03-520 (1)	LVIP American Century Disciplined Core Value Fund I Class - 03-425 (1)
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 03-382 (1)	LVIP American Century International Fund I Class - 03-420 (1)

www.pwc.com/us	PricewaterhouseCoopers LLP One American Square, Suite 2100 Indianapolis, Indiana 46282 (317) 222 2202

Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 03-384 (1)	LVIP American Century Mid Cap Value Fund II Class - 03-397 (1)
Fidelity VIP Asset Manager Portfolio Initial Class - 03-230 (1)	LVIP American Century Ultra Fund I Class - 03-122 (1)
Fidelity VIP Contrafund Portfolio Initial Class - 03-245 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 03-866 (1)
Fidelity VIP Equity-Income Portfolio Initial Class - 03-205 (1)	Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 03-870 (1)
Fidelity VIP Freedom 2010 Portfolio Initial Class - 03-162 (1)	Neuberger Berman Short Duration Bond Portfolio I Class - 03-875 (1)
Fidelity VIP Freedom 2015 Portfolio Initial Class - 03-161 (1)	Pioneer Bond VCT Portfolio I Class - 03-CPG (1)
Fidelity VIP Freedom 2020 Portfolio Initial Class - 03-159 (1)	Pioneer Equity Income VCT Portfolio I Class - 03-CPF (1)
Fidelity VIP Freedom 2025 Portfolio Initial Class - 03-158 (1)	Pioneer Equity Income VCT Portfolio II Class - 03-598 (1)
Fidelity VIP Freedom 2030 Portfolio Initial Class - 03-157 (1)	Pioneer Fund VCT Portfolio I Class - 03-596 (1)
Fidelity VIP Freedom Income Portfolio Initial Class - 03-164 (1)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 03-597 (1)
Fidelity VIP Growth Portfolio Initial Class - 03-210 (1)	Royce Capital Small-Cap Portfolio Investor Class - 03-750 (1)
Fidelity VIP High Income Portfolio Initial Class - 03-215 (1)	T. Rowe Price Blue Chip Growth Portfolio - 03-124 (1)
Fidelity VIP Index 500 Portfolio Initial Class - 03-225 (1)	T. Rowe Price Equity Income Portfolio - 03-580 (1)
Fidelity VIP Mid Cap Portfolio Service 2 Class - 03-941 (1)	T. Rowe Price Limited-Term Bond Portfolio - 03-585 (1)
Fidelity VIP Overseas Portfolio Initial Class - 03-220 (1)	T. Rowe Price Mid-Cap Growth Portfolio - 03-586 (1)
Franklin Allocation VIP Fund 1 Class - 03-908 (1)	Templeton Foreign VIP Fund 2 Class - 03-909 (1)
Franklin Small Cap Value VIP Fund 1 Class - 03-906 (1)	Templeton Global Bond VIP Fund 1 Class - 03-907 (1)
Goldman Sachs VIT Government Money Market Fund Service Class - 03-CGK (1)	TOPS Managed Risk Balanced ETF Portfolio 2 Class - 03-087 (1)

Invesco V.I. Core Equity Fund Series II Class - 03-826 (1)	TOPS Managed Risk Growth ETF Portfolio 2 Class - 03-088 (1)
Invesco V.I. Diversified Dividend Fund Series I Class - 03-861 (1)	TOPS Managed Risk Moderate Growth ETF Portfolio 2 Class - 03-086 (1)
Invesco V.I. Global Real Estate Fund Series I Class - 03-825 (1)	Vanguard VIF Diversified Value Portfolio - 03-190 (1)
Invesco V.I. Health Care Fund Series I Class - 03-815 (1)	Vanguard VIF Mid-Cap Index Portfolio - 03-118 (1)
Invesco V.I. High Yield Fund Series I Class - 03-830 (1)	Vanguard VIF Small Company Growth Portfolio - 03-119 (1)
Invesco V.I. International Growth Fund Series II Class - 03-827 (1)	Vanguard VIF Total Bond Market Index Portfolio - 03-121 (1)
(1) Statement of net assets as of December 31, 2025, statement of operations for the year ended December 31, 2025, statements of changes in net assets for the years ended December 31, 2025, and 2024, and financial highlights for the years or periods ended December 31, 2025, 2024, 2023, 2022, and 2021

Basis for Opinions

These financial statements are the responsibility of the American United Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Individual Variable Annuity Unit Trust based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Individual Variable Annuity Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with each mutual fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 29, 2026

We have served as the auditor of one or more of the subaccounts of AUL American Individual Variable Annuity Unit Trust since 2000.

4

AUL American Individual Variable Annuity Unit Trust Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 03-382

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$240,230	$252,942	18,988
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$240,220

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,317	55	$23.94
Band B	238,903	12,558	19.02
Total	$240,220	12,613

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,093
Mortality & expense charges and administrative fees (Band B)			(3,069)
Net investment income (loss)			24

Gain (loss) on investments:
Net realized gain (loss)			(10,676)
Realized gain distributions			42,754
Net change in unrealized appreciation (depreciation)			314
Net gain (loss)			32,392

Increase (decrease) in net assets from operations			$32,416

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24	$(1,497)
Net realized gain (loss)		(10,676)	(4,913)
Realized gain distributions		42,754	14,127
Net change in unrealized appreciation (depreciation)		314	16,909

Increase (decrease) in net assets from operations		32,416	24,626

Contract owner transactions:
Proceeds from units sold		965	490
Cost of units redeemed		(82,015)	(73,535)
Account charges		(1,342)	(1,504)
Increase (decrease)		(82,392)	(74,549)
Net increase (decrease)		(49,976)	(49,923)
Net assets, beginning		290,196	340,119
Net assets, ending		$240,220	$290,196

Units sold		926	24
Units redeemed		(5,404)	(4,521)
Net increase (decrease)		(4,478)	(4,497)
Units outstanding, beginning		17,091	21,588
Units outstanding, ending		12,613	17,091

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$27,974,950
Cost of units redeemed			(31,917,898)
Account charges			(677,486)
Net investment income (loss)			(256,494)
Net realized gain (loss)			324,541
Realized gain distributions			4,805,319
Net change in unrealized appreciation (depreciation)			(12,712)
Net assets			$240,220

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$23.94	0	$1	N/A	15.0%	12/31/2025	$19.02	13	$239	1.30%	13.5%
12/31/2024	20.82	1	19	N/A	8.9%	12/31/2024	16.76	16	271	1.30%	7.5%
12/31/2023	19.12	1	18	N/A	21.9%	12/31/2023	15.60	21	322	1.30%	20.4%
12/31/2022	15.68	2	29	N/A	-8.7%	12/31/2022	12.96	17	225	1.30%	-9.9%
12/31/2021	17.17	2	34	N/A	29.2%	12/31/2021	14.38	22	314	1.30%	27.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	0.8%
2023	0.7%
2022	0.8%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 03-384

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,822	$40,773	4,039
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$37,821

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,877	287	$6.54
Band B	35,944	6,652	5.40
Total	$37,821	6,939

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$832
Mortality & expense charges and administrative fees (Band B)			(460)
Net investment income (loss)			372

Gain (loss) on investments:
Net realized gain (loss)			(297)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,746
Net gain (loss)			2,449

Increase (decrease) in net assets from operations			$2,821

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$372	$1,115
Net realized gain (loss)		(297)	(1,944)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,746	1,222

Increase (decrease) in net assets from operations		2,821	393

Contract owner transactions:
Proceeds from units sold		1	46
Cost of units redeemed		(2,029)	(12,591)
Account charges		(28)	(144)
Increase (decrease)		(2,056)	(12,689)
Net increase (decrease)		765	(12,296)
Net assets, beginning		37,056	49,352
Net assets, ending		$37,821	$37,056

Units sold		-	7
Units redeemed		(395)	(2,205)
Net increase (decrease)		(395)	(2,198)
Units outstanding, beginning		7,334	9,532
Units outstanding, ending		6,939	7,334

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$379,875
Cost of units redeemed			(346,518)
Account charges			(7,261)
Net investment income (loss)			18,682
Net realized gain (loss)			(9,372)
Realized gain distributions			5,366
Net change in unrealized appreciation (depreciation)			(2,951)
Net assets			$37,821

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.54	0	$2	N/A	9.2%	12/31/2025	$5.40	7	$36	1.30%	7.8%
12/31/2024	5.99	0	2	N/A	1.6%	12/31/2024	5.01	7	35	1.30%	0.3%
12/31/2023	5.90	2	11	N/A	5.7%	12/31/2023	5.00	8	38	1.30%	4.3%
12/31/2022	5.58	2	9	N/A	-14.1%	12/31/2022	4.79	8	40	1.30%	-15.2%
12/31/2021	6.50	3	17	N/A	-1.0%	12/31/2021	5.66	35	196	1.30%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	3.7%
2023	2.8%
2022	0.9%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. Diversified Dividend Fund Series I Class - 03-861

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$116,415	$107,545	4,276
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$116,412

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$35,060	1,760	$19.92
Band B	81,352	4,942	16.46
Total	$116,412	6,702

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,783
Mortality & expense charges and administrative fees (Band B)			(1,006)
Net investment income (loss)			777

Gain (loss) on investments:
Net realized gain (loss)			(149)
Realized gain distributions			8,531
Net change in unrealized appreciation (depreciation)			5,256
Net gain (loss)			13,638

Increase (decrease) in net assets from operations			$14,415

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$777	$659
Net realized gain (loss)		(149)	122
Realized gain distributions		8,531	4,344
Net change in unrealized appreciation (depreciation)		5,256	11,102

Increase (decrease) in net assets from operations		14,415	16,227

Contract owner transactions:
Proceeds from units sold		130	741
Cost of units redeemed		(8,157)	(85,594)
Account charges		(511)	(563)
Increase (decrease)		(8,538)	(85,416)
Net increase (decrease)		5,877	(69,189)
Net assets, beginning		110,535	179,724
Net assets, ending		$116,412	$110,535

Units sold		7	50
Units redeemed		(615)	(6,247)
Net increase (decrease)		(608)	(6,197)
Units outstanding, beginning		7,310	13,507
Units outstanding, ending		6,702	7,310

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,303,125
Cost of units redeemed			(2,573,368)
Account charges			(46,538)
Net investment income (loss)			60,317
Net realized gain (loss)			226,954
Realized gain distributions			137,052
Net change in unrealized appreciation (depreciation)			8,870
Net assets			$116,412

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$19.92	2	$35	N/A	15.7%	12/31/2025	$16.46	5	$81	1.30%	14.2%
12/31/2024	17.21	2	32	N/A	13.2%	12/31/2024	14.41	5	79	1.30%	11.7%
12/31/2023	15.20	2	37	N/A	9.0%	12/31/2023	12.89	11	143	1.30%	7.6%
12/31/2022	13.94	7	103	N/A	-1.7%	12/31/2022	11.98	12	146	1.30%	-2.9%
12/31/2021	14.18	5	69	N/A	18.9%	12/31/2021	12.34	14	169	1.30%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.4%
2023	1.6%
2022	1.4%
2021	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. Health Care Fund Series I Class - 03-815

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$560,775	$528,636	18,760
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$560,779

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$151,216	5,735	$26.37
Band B	409,563	15,954	25.67
Total	$560,779	21,689

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(5,596)
Net investment income (loss)			(5,596)

Gain (loss) on investments:
Net realized gain (loss)			(323)
Realized gain distributions			22,279
Net change in unrealized appreciation (depreciation)			59,781
Net gain (loss)			81,737

Increase (decrease) in net assets from operations			$76,141

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,596)	$(7,380)
Net realized gain (loss)		(323)	3,865
Realized gain distributions		22,279	-
Net change in unrealized appreciation (depreciation)		59,781	41,752

Increase (decrease) in net assets from operations		76,141	38,237

Contract owner transactions:
Proceeds from units sold		7,718	5,710
Cost of units redeemed		(160,007)	(206,689)
Account charges		(2,277)	(3,199)
Increase (decrease)		(154,566)	(204,178)
Net increase (decrease)		(78,425)	(165,941)
Net assets, beginning		639,204	805,145
Net assets, ending		$560,779	$639,204

Units sold		1,103	239
Units redeemed		(7,659)	(8,695)
Net increase (decrease)		(6,556)	(8,456)
Units outstanding, beginning		28,245	36,701
Units outstanding, ending		21,689	28,245

* Date of Fund Inception into Variable Account: 8 /28 /2001
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,464,855
Cost of units redeemed			(6,265,979)
Account charges			(205,898)
Net investment income (loss)			(176,532)
Net realized gain (loss)			367,335
Realized gain distributions			1,344,859
Net change in unrealized appreciation (depreciation)			32,139
Net assets			$560,779

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$26.37	6	$151	N/A	15.3%	12/31/2025	$25.67	16	$410	1.30%	13.8%
12/31/2024	22.86	7	163	N/A	4.2%	12/31/2024	22.55	21	476	1.30%	2.8%
12/31/2023	21.95	10	218	N/A	3.0%	12/31/2023	21.93	27	587	1.30%	1.7%
12/31/2022	21.30	11	226	N/A	-13.3%	12/31/2022	21.57	34	736	1.30%	-14.4%
12/31/2021	24.58	13	324	N/A	12.3%	12/31/2021	25.21	42	1,050	1.30%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. Global Real Estate Fund Series I Class - 03-825

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$667,353	$740,347	47,129
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$667,354

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$75,197	3,197	$23.52
Band B	592,157	36,191	16.36
Total	$667,354	39,388

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$13,405
Mortality & expense charges and administrative fees (Band B)			(8,969)
Net investment income (loss)			4,436

Gain (loss) on investments:
Net realized gain (loss)			4,844
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			46,693
Net gain (loss)			51,537

Increase (decrease) in net assets from operations			$55,973

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,436	$13,545
Net realized gain (loss)		4,844	84
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		46,693	(40,231)

Increase (decrease) in net assets from operations		55,973	(26,602)

Contract owner transactions:
Proceeds from units sold		17,632	27,161
Cost of units redeemed		(304,007)	(128,458)
Account charges		(4,931)	(6,023)
Increase (decrease)		(291,306)	(107,320)
Net increase (decrease)		(235,333)	(133,922)
Net assets, beginning		902,687	1,036,609
Net assets, ending		$667,354	$902,687

Units sold		1,433	1,665
Units redeemed		(17,935)	(8,033)
Net increase (decrease)		(16,502)	(6,368)
Units outstanding, beginning		55,890	62,258
Units outstanding, ending		39,388	55,890

* Date of Fund Inception into Variable Account: 8 /28 /2001
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$69,975,181
Cost of units redeemed			(77,058,094)
Account charges			(1,967,101)
Net investment income (loss)			5,611,860
Net realized gain (loss)			(341,842)
Realized gain distributions			4,520,344
Net change in unrealized appreciation (depreciation)			(72,994)
Net assets			$667,354

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$23.52	3	$75	N/A	7.9%	12/31/2025	$16.36	36	$592	1.30%	6.5%
12/31/2024	21.81	7	148	N/A	-1.8%	12/31/2024	15.37	49	755	1.30%	-3.1%
12/31/2023	22.21	8	173	N/A	9.0%	12/31/2023	15.86	54	864	1.30%	7.6%
12/31/2022	20.37	9	184	N/A	-24.9%	12/31/2022	14.73	49	716	1.30%	-25.9%
12/31/2021	27.13	10	266	N/A	25.7%	12/31/2021	19.88	56	1,109	1.30%	24.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	2.5%
2023	1.5%
2022	2.6%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. High Yield Fund Series I Class - 03-830

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$459,601	$498,226	96,959
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$459,589

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$26,897	1,668	$16.13
Band B	432,692	35,564	12.17
Total	$459,589	37,232

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$31,697
Mortality & expense charges and administrative fees (Band B)			(5,924)
Net investment income (loss)			25,773

Gain (loss) on investments:
Net realized gain (loss)			(3,120)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,150
Net gain (loss)			30

Increase (decrease) in net assets from operations			$25,803

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,773	$21,983
Net realized gain (loss)		(3,120)	(8,126)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,150	18,225

Increase (decrease) in net assets from operations		25,803	32,082

Contract owner transactions:
Proceeds from units sold		3,590	3,414
Cost of units redeemed		(65,137)	(75,174)
Account charges		(981)	(1,152)
Increase (decrease)		(62,528)	(72,912)
Net increase (decrease)		(36,725)	(40,830)
Net assets, beginning		496,314	537,144
Net assets, ending		$459,589	$496,314

Units sold		303	1,445
Units redeemed		(5,437)	(7,665)
Net increase (decrease)		(5,134)	(6,220)
Units outstanding, beginning		42,366	48,586
Units outstanding, ending		37,232	42,366

* Date of Fund Inception into Variable Account: 4 /29 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$51,067,146
Cost of units redeemed			(57,795,815)
Account charges			(1,340,090)
Net investment income (loss)			9,883,331
Net realized gain (loss)			(1,316,358)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(38,625)
Net assets			$459,589

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$16.13	2	$27	N/A	6.7%	12/31/2025	$12.17	36	$433	1.30%	5.3%
12/31/2024	15.11	2	30	N/A	7.7%	12/31/2024	11.55	40	466	1.30%	6.3%
12/31/2023	14.03	3	42	N/A	10.2%	12/31/2023	10.86	46	495	1.30%	8.8%
12/31/2022	12.73	4	45	N/A	-9.6%	12/31/2022	9.99	58	582	1.30%	-10.7%
12/31/2021	14.07	5	74	N/A	4.4%	12/31/2021	11.19	86	958	1.30%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.6%
2024	5.5%
2023	4.7%
2022	3.8%
2021	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. Core Equity Fund Series II Class - 03-826

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$380	$322	10
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$380

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$-	-	$29.85
Band B	380	16	24.04
Total	$380	16

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1
Mortality & expense charges and administrative fees (Band B)			(3)
Net investment income (loss)			(2)

Gain (loss) on investments:
Net realized gain (loss)			4
Realized gain distributions			26
Net change in unrealized appreciation (depreciation)			15
Net gain (loss)			45

Increase (decrease) in net assets from operations			$43

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2)	$(5)
Net realized gain (loss)		4	27
Realized gain distributions		26	43
Net change in unrealized appreciation (depreciation)		15	55

Increase (decrease) in net assets from operations		43	120

Contract owner transactions:
Proceeds from units sold		-	2
Cost of units redeemed		(83)	(294)
Account charges		(1)	(1)
Increase (decrease)		(84)	(293)
Net increase (decrease)		(41)	(173)
Net assets, beginning		421	594
Net assets, ending		$380	$421

Units sold		-	(1)
Units redeemed		(4)	(14)
Net increase (decrease)		(4)	(15)
Units outstanding, beginning		20	35
Units outstanding, ending		16	20

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$107,477
Cost of units redeemed			(117,830)
Account charges			(586)
Net investment income (loss)			(916)
Net realized gain (loss)			7,605
Realized gain distributions			4,572
Net change in unrealized appreciation (depreciation)			58
Net assets			$380

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$29.85	0	$0	N/A	15.9%	12/31/2025	$24.04	0	$0	1.30%	14.4%
12/31/2024	25.76	0	0	N/A	25.3%	12/31/2024	21.01	0	0	1.30%	23.7%
12/31/2023	20.56	0	0	N/A	23.1%	12/31/2023	16.99	0	1	1.30%	21.5%
12/31/2022	16.70	0	0	N/A	-20.8%	12/31/2022	13.99	0	1	1.30%	-21.8%
12/31/2021	21.08	0	0	N/A	27.4%	12/31/2021	17.88	0	1	1.30%	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.4%
2023	0.3%
2022	0.5%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. International Growth Fund Series II Class - 03-827

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$190,991	$169,308	5,395
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$190,986

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$38,337	2,310	$16.60
Band B	152,649	11,423	13.36
Total	$190,986	13,733

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,183
Mortality & expense charges and administrative fees (Band B)			(1,901)
Net investment income (loss)			282

Gain (loss) on investments:
Net realized gain (loss)			153
Realized gain distributions			11,914
Net change in unrealized appreciation (depreciation)			12,892
Net gain (loss)			24,959

Increase (decrease) in net assets from operations			$25,241

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$282	$851
Net realized gain (loss)		153	2,091
Realized gain distributions		11,914	970
Net change in unrealized appreciation (depreciation)		12,892	(5,323)

Increase (decrease) in net assets from operations		25,241	(1,411)

Contract owner transactions:
Proceeds from units sold		1,746	9,387
Cost of units redeemed		(9,879)	(17,796)
Account charges		(696)	(704)
Increase (decrease)		(8,829)	(9,113)
Net increase (decrease)		16,412	(10,524)
Net assets, beginning		174,574	185,098
Net assets, ending		$190,986	$174,574

Units sold		127	768
Units redeemed		(852)	(1,556)
Net increase (decrease)		(725)	(788)
Units outstanding, beginning		14,458	15,246
Units outstanding, ending		13,733	14,458

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$48,090,060
Cost of units redeemed			(63,115,719)
Account charges			(1,212,666)
Net investment income (loss)			24,634
Net realized gain (loss)			16,293,568
Realized gain distributions			89,426
Net change in unrealized appreciation (depreciation)			21,683
Net assets			$190,986

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$16.60	2	$38	N/A	16.2%	12/31/2025	$13.36	11	$153	1.30%	14.7%
12/31/2024	14.28	2	34	N/A	0.3%	12/31/2024	11.65	12	141	1.30%	-1.0%
12/31/2023	14.23	2	33	N/A	17.9%	12/31/2023	11.76	13	152	1.30%	16.3%
12/31/2022	12.07	2	28	N/A	-18.5%	12/31/2022	10.11	14	142	1.30%	-19.6%
12/31/2021	14.81	2	33	N/A	5.6%	12/31/2021	12.56	22	273	1.30%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.6%
2023	0.0%
2022	1.1%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust T. Rowe Price Equity Income Portfolio - 03-580

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,889,601	$4,527,277	169,129
Receivables: investments sold	-
Payables: investments purchased	(55)
Net assets	$4,889,546

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,437,861	74,592	$32.68
Band B	2,451,685	94,874	25.84
Total	$4,889,546	169,466

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$77,996
Mortality & expense charges and administrative fees (Band B)			(31,727)
Net investment income (loss)			46,269

Gain (loss) on investments:
Net realized gain (loss)			76,738
Realized gain distributions			464,594
Net change in unrealized appreciation (depreciation)			37,942
Net gain (loss)			579,274

Increase (decrease) in net assets from operations			$625,543

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$46,269	$55,904
Net realized gain (loss)		76,738	119,385
Realized gain distributions		464,594	308,511
Net change in unrealized appreciation (depreciation)		37,942	51,019

Increase (decrease) in net assets from operations		625,543	534,819

Contract owner transactions:
Proceeds from units sold		202,797	132,791
Cost of units redeemed		(643,426)	(926,692)
Account charges		(39,173)	(39,750)
Increase (decrease)		(479,802)	(833,651)
Net increase (decrease)		145,741	(298,832)
Net assets, beginning		4,743,805	5,042,637
Net assets, ending		$4,889,546	$4,743,805

Units sold		8,842	5,668
Units redeemed		(26,230)	(40,427)
Net increase (decrease)		(17,388)	(34,759)
Units outstanding, beginning		186,854	221,613
Units outstanding, ending		169,466	186,854

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$80,801,638
Cost of units redeemed			(97,237,341)
Account charges			(3,704,870)
Net investment income (loss)			4,638,308
Net realized gain (loss)			7,964,282
Realized gain distributions			12,065,205
Net change in unrealized appreciation (depreciation)			362,324
Net assets			$4,889,546

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$32.68	75	$2,438	N/A	14.4%	12/31/2025	$25.84	95	$2,452	1.30%	12.9%
12/31/2024	28.58	82	2,344	N/A	11.7%	12/31/2024	22.89	105	2,400	1.30%	10.3%
12/31/2023	25.58	92	2,341	N/A	9.5%	12/31/2023	20.76	130	2,701	1.30%	8.1%
12/31/2022	23.36	103	2,414	N/A	-3.3%	12/31/2022	19.20	180	3,450	1.30%	-4.6%
12/31/2021	24.16	119	2,864	N/A	25.5%	12/31/2021	20.13	245	4,938	1.30%	23.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.8%
2023	2.0%
2022	1.8%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust T. Rowe Price Blue Chip Growth Portfolio - 03-124

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,960,378	$1,741,735	45,312
Receivables: investments sold	-
Payables: investments purchased	(82)
Net assets	$2,960,296

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$342,855	5,888	$58.23
Band B	2,617,441	58,808	44.51
Total	$2,960,296	64,696

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(32,419)
Net investment income (loss)			(32,419)

Gain (loss) on investments:
Net realized gain (loss)			271,138
Realized gain distributions			246,984
Net change in unrealized appreciation (depreciation)			(30,115)
Net gain (loss)			488,007

Increase (decrease) in net assets from operations			$455,588

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(32,419)	$(34,537)
Net realized gain (loss)		271,138	416,787
Realized gain distributions		246,984	121,119
Net change in unrealized appreciation (depreciation)		(30,115)	384,151

Increase (decrease) in net assets from operations		455,588	887,520

Contract owner transactions:
Proceeds from units sold		66,025	131,547
Cost of units redeemed		(559,749)	(1,154,219)
Account charges		(8,018)	(8,151)
Increase (decrease)		(501,742)	(1,030,823)
Net increase (decrease)		(46,154)	(143,303)
Net assets, beginning		3,006,450	3,149,753
Net assets, ending		$2,960,296	$3,006,450

Units sold		2,372	3,558
Units redeemed		(14,735)	(34,965)
Net increase (decrease)		(12,363)	(31,407)
Units outstanding, beginning		77,059	108,466
Units outstanding, ending		64,696	77,059

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$97,918,990
Cost of units redeemed			(150,362,382)
Account charges			(2,999,635)
Net investment income (loss)			(5,997,377)
Net realized gain (loss)			53,376,997
Realized gain distributions			9,805,060
Net change in unrealized appreciation (depreciation)			1,218,643
Net assets			$2,960,296

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$58.23	6	$343	N/A	18.7%	12/31/2025	$44.51	59	$2,617	1.30%	17.2%
12/31/2024	49.04	7	355	N/A	35.5%	12/31/2024	37.97	70	2,651	1.30%	33.8%
12/31/2023	36.19	9	326	N/A	49.3%	12/31/2023	28.39	99	2,824	1.30%	47.4%
12/31/2022	24.24	56	1,368	N/A	-38.5%	12/31/2022	19.27	1,139	21,950	1.30%	-39.3%
12/31/2021	39.42	57	2,228	N/A	17.6%	12/31/2021	31.74	1,253	39,762	1.30%	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust T. Rowe Price Mid-Cap Growth Portfolio - 03-586

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,174,945	$3,296,988	121,180
Receivables: investments sold	-
Payables: investments purchased	(17)
Net assets	$3,174,928

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,800,886	36,582	$49.23
Band B	1,374,042	29,643	46.35
Total	$3,174,928	66,225

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(17,716)
Net investment income (loss)			(17,716)

Gain (loss) on investments:
Net realized gain (loss)			8,264
Realized gain distributions			400,996
Net change in unrealized appreciation (depreciation)			(301,890)
Net gain (loss)			107,370

Increase (decrease) in net assets from operations			$89,654

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,716)	$(21,050)
Net realized gain (loss)		8,264	68,689
Realized gain distributions		400,996	293,497
Net change in unrealized appreciation (depreciation)		(301,890)	(54,549)

Increase (decrease) in net assets from operations		89,654	286,587

Contract owner transactions:
Proceeds from units sold		28,810	18,332
Cost of units redeemed		(155,074)	(510,183)
Account charges		(28,334)	(31,363)
Increase (decrease)		(154,598)	(523,214)
Net increase (decrease)		(64,944)	(236,627)
Net assets, beginning		3,239,872	3,476,499
Net assets, ending		$3,174,928	$3,239,872

Units sold		636	1,499
Units redeemed		(4,019)	(13,148)
Net increase (decrease)		(3,383)	(11,649)
Units outstanding, beginning		69,608	81,257
Units outstanding, ending		66,225	69,608

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$62,252,399
Cost of units redeemed			(76,242,861)
Account charges			(1,838,755)
Net investment income (loss)			(1,560,489)
Net realized gain (loss)			6,625,449
Realized gain distributions			14,061,228
Net change in unrealized appreciation (depreciation)			(122,043)
Net assets			$3,174,928

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$49.23	37	$1,801	N/A	3.5%	12/31/2025	$46.35	30	$1,374	1.30%	2.2%
12/31/2024	47.54	38	1,802	N/A	9.3%	12/31/2024	45.35	32	1,438	1.30%	7.9%
12/31/2023	43.49	42	1,822	N/A	20.0%	12/31/2023	42.03	39	1,654	1.30%	18.4%
12/31/2022	36.25	46	1,676	N/A	-22.6%	12/31/2022	35.50	49	1,747	1.30%	-23.6%
12/31/2021	46.83	49	2,301	N/A	14.8%	12/31/2021	46.45	59	2,757	1.30%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust T. Rowe Price Limited-Term Bond Portfolio - 03-585

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$990,359	$1,015,065	208,491
Receivables: investments sold	-
Payables: investments purchased	(21)
Net assets	$990,338

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$287,894	26,294	$10.95
Band B	702,444	106,886	6.57
Total	$990,338	133,180

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$42,179
Mortality & expense charges and administrative fees (Band B)			(9,039)
Net investment income (loss)			33,140

Gain (loss) on investments:
Net realized gain (loss)			(3,867)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,184
Net gain (loss)			12,317

Increase (decrease) in net assets from operations			$45,457

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,140	$33,118
Net realized gain (loss)		(3,867)	(5,848)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		16,184	12,165

Increase (decrease) in net assets from operations		45,457	39,435

Contract owner transactions:
Proceeds from units sold		46,653	39,184
Cost of units redeemed		(94,238)	(101,063)
Account charges		(6,422)	(6,609)
Increase (decrease)		(54,007)	(68,488)
Net increase (decrease)		(8,550)	(29,053)
Net assets, beginning		998,888	1,027,941
Net assets, ending		$990,338	$998,888

Units sold		5,905	6,762
Units redeemed		(12,724)	(14,544)
Net increase (decrease)		(6,819)	(7,782)
Units outstanding, beginning		139,999	147,781
Units outstanding, ending		133,180	139,999

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$155,011,970
Cost of units redeemed			(156,412,928)
Account charges			(3,707,678)
Net investment income (loss)			6,116,793
Net realized gain (loss)			(664,785)
Realized gain distributions			671,672
Net change in unrealized appreciation (depreciation)			(24,706)
Net assets			$990,338

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$10.95	26	$288	N/A	5.7%	12/31/2025	$6.57	107	$702	1.30%	4.4%
12/31/2024	10.36	29	299	N/A	5.0%	12/31/2024	6.30	111	700	1.30%	3.6%
12/31/2023	9.87	34	338	N/A	4.9%	12/31/2023	6.08	114	690	1.30%	3.6%
12/31/2022	9.40	36	337	N/A	-4.5%	12/31/2022	5.87	139	813	1.30%	-5.7%
12/31/2021	9.85	42	417	N/A	0.1%	12/31/2021	6.23	208	1,293	1.30%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.2%
2024	4.2%
2023	3.2%
2022	1.9%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Alger Small Cap Growth Portfolio I-2 Class - 03-515

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,481,997	$1,673,645	79,507
Receivables: investments sold	23
Payables: investments purchased	-
Net assets	$1,482,020

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$859,621	49,548	$17.35
Band B	622,399	19,099	32.59
Total	$1,482,020	68,647

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(7,862)
Net investment income (loss)			(7,862)

Gain (loss) on investments:
Net realized gain (loss)			(117,945)
Realized gain distributions			17,170
Net change in unrealized appreciation (depreciation)			162,601
Net gain (loss)			61,826

Increase (decrease) in net assets from operations			$53,964

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,862)	$(2,035)
Net realized gain (loss)		(117,945)	(94,700)
Realized gain distributions		17,170	-
Net change in unrealized appreciation (depreciation)		162,601	224,990

Increase (decrease) in net assets from operations		53,964	128,255

Contract owner transactions:
Proceeds from units sold		26,310	88,592
Cost of units redeemed		(301,310)	(266,482)
Account charges		(11,605)	(14,355)
Increase (decrease)		(286,605)	(192,245)
Net increase (decrease)		(232,641)	(63,990)
Net assets, beginning		1,714,661	1,778,651
Net assets, ending		$1,482,020	$1,714,661

Units sold		2,499	3,478
Units redeemed		(19,802)	(15,643)
Net increase (decrease)		(17,303)	(12,165)
Units outstanding, beginning		85,950	98,115
Units outstanding, ending		68,647	85,950

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,743,765,582
Cost of units redeemed			(1,750,932,251)
Account charges			(1,831,286)
Net investment income (loss)			(1,794,478)
Net realized gain (loss)			2,274,768
Realized gain distributions			10,191,333
Net change in unrealized appreciation (depreciation)			(191,648)
Net assets			$1,482,020

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$17.35	50	$860	N/A	5.9%	12/31/2025	$32.59	19	$622	1.30%	4.5%
12/31/2024	16.38	65	1,068	N/A	8.1%	12/31/2024	31.17	21	646	1.30%	6.7%
12/31/2023	15.15	77	1,171	N/A	16.5%	12/31/2023	29.21	21	607	1.30%	15.0%
12/31/2022	13.00	89	1,156	N/A	-38.0%	12/31/2022	25.40	100	2,532	1.30%	-38.8%
12/31/2021	20.98	90	1,891	N/A	-6.1%	12/31/2021	41.51	101	4,206	1.30%	-7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.4%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Alger Large Cap Growth Portfolio I-2 Class - 03-500

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,466,402	$5,498,373	82,060
Receivables: investments sold	-
Payables: investments purchased	(214)
Net assets	$8,466,188

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$6,036,175	139,695	$43.21
Band B	2,430,013	46,050	52.77
Total	$8,466,188	185,745

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(29,558)
Net investment income (loss)			(29,558)

Gain (loss) on investments:
Net realized gain (loss)			455,491
Realized gain distributions			911,259
Net change in unrealized appreciation (depreciation)			624,555
Net gain (loss)			1,991,305

Increase (decrease) in net assets from operations			$1,961,747

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(29,558)	$(24,974)
Net realized gain (loss)		455,491	192,607
Realized gain distributions		911,259	-
Net change in unrealized appreciation (depreciation)		624,555	2,195,954

Increase (decrease) in net assets from operations		1,961,747	2,363,587

Contract owner transactions:
Proceeds from units sold		325,994	105,839
Cost of units redeemed		(1,183,618)	(977,736)
Account charges		(73,911)	(65,496)
Increase (decrease)		(931,535)	(937,393)
Net increase (decrease)		1,030,212	1,426,194
Net assets, beginning		7,435,976	6,009,782
Net assets, ending		$8,466,188	$7,435,976

Units sold		8,677	3,159
Units redeemed		(34,699)	(35,532)
Net increase (decrease)		(26,022)	(32,373)
Units outstanding, beginning		211,767	244,140
Units outstanding, ending		185,745	211,767

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$265,993,286
Cost of units redeemed			(269,219,809)
Account charges			(3,243,757)
Net investment income (loss)			2,530,200
Net realized gain (loss)			592,886
Realized gain distributions			8,845,353
Net change in unrealized appreciation (depreciation)			2,968,029
Net assets			$8,466,188

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$43.21	140	$6,036	N/A	30.3%	12/31/2025	$52.77	46	$2,430	1.30%	28.6%
12/31/2024	33.17	159	5,288	N/A	42.9%	12/31/2024	41.04	52	2,148	1.30%	41.0%
12/31/2023	23.21	186	4,317	N/A	32.7%	12/31/2023	29.10	58	1,693	1.30%	31.0%
12/31/2022	17.50	211	3,691	N/A	-38.7%	12/31/2022	22.22	85	1,883	1.30%	-39.4%
12/31/2021	28.52	231	6,587	N/A	11.8%	12/31/2021	36.69	114	4,172	1.30%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust AB VPS Discovery Val Port A Class - 03-378

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$124,415	$140,795	7,498
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$124,411

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$25,430	1,245	$20.43
Band B	98,981	6,098	16.23
Total	$124,411	7,343

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,051
Mortality & expense charges and administrative fees (Band B)			(1,512)
Net investment income (loss)			(461)

Gain (loss) on investments:
Net realized gain (loss)			(24,220)
Realized gain distributions			13,604
Net change in unrealized appreciation (depreciation)			935
Net gain (loss)			(9,681)

Increase (decrease) in net assets from operations			$(10,142)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(461)	$(190)
Net realized gain (loss)		(24,220)	3,510
Realized gain distributions		13,604	13,655
Net change in unrealized appreciation (depreciation)		935	7,553

Increase (decrease) in net assets from operations		(10,142)	24,528

Contract owner transactions:
Proceeds from units sold		13,678	2,320
Cost of units redeemed		(137,470)	(33,520)
Account charges		(693)	(1,016)
Increase (decrease)		(124,485)	(32,216)
Net increase (decrease)		(134,627)	(7,688)
Net assets, beginning		259,038	266,726
Net assets, ending		$124,411	$259,038

Units sold		802	121
Units redeemed		(8,744)	(2,105)
Net increase (decrease)		(7,942)	(1,984)
Units outstanding, beginning		15,285	17,269
Units outstanding, ending		7,343	15,285

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$26,719,821
Cost of units redeemed			(34,935,290)
Account charges			(708,758)
Net investment income (loss)			(609,522)
Net realized gain (loss)			7,595,758
Realized gain distributions			2,078,782
Net change in unrealized appreciation (depreciation)			(16,380)
Net assets			$124,411

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$20.43	1	$25	N/A	2.9%	12/31/2025	$16.23	6	$99	1.30%	1.6%
12/31/2024	19.85	4	76	N/A	10.0%	12/31/2024	15.98	11	183	1.30%	8.6%
12/31/2023	18.04	4	68	N/A	17.2%	12/31/2023	14.72	13	199	1.30%	15.7%
12/31/2022	15.40	4	61	N/A	-15.6%	12/31/2022	12.73	16	202	1.30%	-16.7%
12/31/2021	18.25	5	97	N/A	35.9%	12/31/2021	15.28	22	332	1.30%	34.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.9%
2023	1.0%
2022	1.0%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust AB VPS International Value Portfolio A Class - 03-377

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$73,264	$49,763	3,500
Receivables: investments sold	-
Payables: investments purchased	(22)
Net assets	$73,242

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$27,305	3,838	$7.11
Band B	45,937	8,125	5.65
Total	$73,242	11,963

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,655
Mortality & expense charges and administrative fees (Band B)			(519)
Net investment income (loss)			1,136

Gain (loss) on investments:
Net realized gain (loss)			349
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			19,732
Net gain (loss)			20,081

Increase (decrease) in net assets from operations			$21,217

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,136	$991
Net realized gain (loss)		349	1,494
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		19,732	398

Increase (decrease) in net assets from operations		21,217	2,883

Contract owner transactions:
Proceeds from units sold		1	55
Cost of units redeemed		(2,640)	(13,125)
Account charges		(234)	(208)
Increase (decrease)		(2,873)	(13,278)
Net increase (decrease)		18,344	(10,395)
Net assets, beginning		54,898	65,293
Net assets, ending		$73,242	$54,898

Units sold		-	13
Units redeemed		(675)	(3,236)
Net increase (decrease)		(675)	(3,223)
Units outstanding, beginning		12,638	15,861
Units outstanding, ending		11,963	12,638

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$54,943,803
Cost of units redeemed			(41,043,842)
Account charges			(491,553)
Net investment income (loss)			156,523
Net realized gain (loss)			(13,515,190)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			23,501
Net assets			$73,242

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.11	4	$27	N/A	41.7%	12/31/2025	$5.65	8	$46	1.30%	39.9%
12/31/2024	5.02	4	20	N/A	5.1%	12/31/2024	4.04	9	35	1.30%	3.7%
12/31/2023	4.78	4	19	N/A	15.1%	12/31/2023	3.90	12	46	1.30%	13.7%
12/31/2022	4.15	4	16	N/A	-13.6%	12/31/2022	3.43	15	50	1.30%	-14.7%
12/31/2021	4.80	6	29	N/A	11.1%	12/31/2021	4.02	16	65	1.30%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	2.6%
2023	0.8%
2022	3.9%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust LVIP American Century Ultra Fund I Class - 03-122

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$188,997	$155,967	6,000
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$189,006

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$77,663	1,458	$53.27
Band B	111,343	2,735	40.72
Total	$189,006	4,193

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(1,647)
Net investment income (loss)			(1,647)

Gain (loss) on investments:
Net realized gain (loss)			18,457
Realized gain distributions			15,023
Net change in unrealized appreciation (depreciation)			(14,494)
Net gain (loss)			18,986

Increase (decrease) in net assets from operations			$17,339

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,647)	$(4,127)
Net realized gain (loss)		18,457	42,445
Realized gain distributions		15,023	43,549
Net change in unrealized appreciation (depreciation)		(14,494)	22,282

Increase (decrease) in net assets from operations		17,339	104,149

Contract owner transactions:
Proceeds from units sold		3,487	61,586
Cost of units redeemed		(114,389)	(381,892)
Account charges		(1,242)	(1,671)
Increase (decrease)		(112,144)	(321,977)
Net increase (decrease)		(94,805)	(217,828)
Net assets, beginning		283,811	501,639
Net assets, ending		$189,006	$283,811

Units sold		194	1,816
Units redeemed		(3,166)	(11,362)
Net increase (decrease)		(2,972)	(9,546)
Units outstanding, beginning		7,165	16,711
Units outstanding, ending		4,193	7,165

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,562,661
Cost of units redeemed			(6,241,602)
Account charges			(32,238)
Net investment income (loss)			(64,333)
Net realized gain (loss)			534,314
Realized gain distributions			397,174
Net change in unrealized appreciation (depreciation)			33,030
Net assets			$189,006

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$53.27	1	$78	N/A	12.8%	12/31/2025	$40.72	3	$111	1.30%	11.4%
12/31/2024	47.20	2	97	N/A	28.8%	12/31/2024	36.55	5	187	1.30%	27.1%
12/31/2023	36.65	3	98	N/A	43.5%	12/31/2023	28.75	14	404	1.30%	41.7%
12/31/2022	25.54	3	71	N/A	-32.4%	12/31/2022	20.30	14	292	1.30%	-33.2%
12/31/2021	37.77	4	142	N/A	23.2%	12/31/2021	30.41	15	447	1.30%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust LVIP American Century Mid Cap Value Fund II Class - 03-397

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$416,220	$427,257	21,459
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$416,217

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$51,778	1,636	$31.65
Band B	364,439	14,300	25.48
Total	$416,217	15,936

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,684
Mortality & expense charges and administrative fees (Band B)			(4,653)
Net investment income (loss)			2,031

Gain (loss) on investments:
Net realized gain (loss)			248
Realized gain distributions			33,716
Net change in unrealized appreciation (depreciation)			(5,183)
Net gain (loss)			28,781

Increase (decrease) in net assets from operations			$30,812

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,031	$4,731
Net realized gain (loss)		248	(178)
Realized gain distributions		33,716	21,866
Net change in unrealized appreciation (depreciation)		(5,183)	7,195

Increase (decrease) in net assets from operations		30,812	33,614

Contract owner transactions:
Proceeds from units sold		10,218	2,220
Cost of units redeemed		(33,828)	(112,069)
Account charges		(843)	(872)
Increase (decrease)		(24,453)	(110,721)
Net increase (decrease)		6,359	(77,107)
Net assets, beginning		409,858	486,965
Net assets, ending		$416,217	$409,858

Units sold		383	94
Units redeemed		(1,408)	(4,804)
Net increase (decrease)		(1,025)	(4,710)
Units outstanding, beginning		16,961	21,671
Units outstanding, ending		15,936	16,961

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,666,466
Cost of units redeemed			(1,768,067)
Account charges			(33,581)
Net investment income (loss)			36,053
Net realized gain (loss)			86,529
Realized gain distributions			439,854
Net change in unrealized appreciation (depreciation)			(11,037)
Net assets			$416,217

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$31.65	2	$52	N/A	8.8%	12/31/2025	$25.48	14	$364	1.30%	7.4%
12/31/2024	29.08	1	41	N/A	8.5%	12/31/2024	23.72	16	369	1.30%	7.1%
12/31/2023	26.80	2	40	N/A	6.0%	12/31/2023	22.15	20	447	1.30%	4.7%
12/31/2022	25.27	1	36	N/A	-1.4%	12/31/2022	21.16	25	523	1.30%	-2.7%
12/31/2021	25.63	1	36	N/A	23.0%	12/31/2021	21.74	27	592	1.30%	21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	2.3%
2023	2.2%
2022	2.0%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust LVIP American Century Capital Appreciation Fund I Class - 03-410

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$567,594	$563,337	37,440
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$567,595

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$126,768	7,696	$16.47
Band B	440,827	31,161	14.15
Total	$567,595	38,857

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(6,043)
Net investment income (loss)			(6,043)

Gain (loss) on investments:
Net realized gain (loss)			6,661
Realized gain distributions			93,548
Net change in unrealized appreciation (depreciation)			(75,328)
Net gain (loss)			24,881

Increase (decrease) in net assets from operations			$18,838

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,043)	$(6,169)
Net realized gain (loss)		6,661	4,980
Realized gain distributions		93,548	41,105
Net change in unrealized appreciation (depreciation)		(75,328)	103,414

Increase (decrease) in net assets from operations		18,838	143,330

Contract owner transactions:
Proceeds from units sold		5,157	12,925
Cost of units redeemed		(133,462)	(171,159)
Account charges		(2,423)	(2,874)
Increase (decrease)		(130,728)	(161,108)
Net increase (decrease)		(111,890)	(17,778)
Net assets, beginning		679,485	697,263
Net assets, ending		$567,595	$679,485

Units sold		338	1,034
Units redeemed		(10,140)	(14,288)
Net increase (decrease)		(9,802)	(13,254)
Units outstanding, beginning		48,659	61,913
Units outstanding, ending		38,857	48,659

* Date of Fund Inception into Variable Account: 4 /17 /2014
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,357,261
Cost of units redeemed			(2,686,624)
Account charges			(49,415)
Net investment income (loss)			(114,031)
Net realized gain (loss)			65,029
Realized gain distributions			991,118
Net change in unrealized appreciation (depreciation)			4,257
Net assets			$567,595

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$16.47	8	$127	N/A	6.7%	12/31/2025	$14.15	31	$441	1.30%	5.3%
12/31/2024	15.44	13	200	N/A	25.0%	12/31/2024	13.43	36	479	1.30%	23.4%
12/31/2023	12.35	16	196	N/A	20.7%	12/31/2023	10.89	46	501	1.30%	19.1%
12/31/2022	10.23	19	192	N/A	-28.1%	12/31/2022	9.14	52	475	1.30%	-29.0%
12/31/2021	14.23	18	262	N/A	11.2%	12/31/2021	12.88	69	886	1.30%	9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust LVIP American Century Disciplined Core Value Fund I Class - 03-425

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,115,860	$1,929,825	218,568
Receivables: investments sold	-
Payables: investments purchased	(114)
Net assets	$2,115,746

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$986,757	36,951	$26.70
Band B	1,128,989	42,072	26.83
Total	$2,115,746	79,023

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$33,500
Mortality & expense charges and administrative fees (Band B)			(13,897)
Net investment income (loss)			19,603

Gain (loss) on investments:
Net realized gain (loss)			3,980
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			242,288
Net gain (loss)			246,268

Increase (decrease) in net assets from operations			$265,871

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,603	$11,917
Net realized gain (loss)		3,980	(18,466)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		242,288	261,175

Increase (decrease) in net assets from operations		265,871	254,626

Contract owner transactions:
Proceeds from units sold		11,520	15,822
Cost of units redeemed		(121,862)	(452,629)
Account charges		(14,293)	(14,949)
Increase (decrease)		(124,635)	(451,756)
Net increase (decrease)		141,236	(197,130)
Net assets, beginning		1,974,510	2,171,640
Net assets, ending		$2,115,746	$1,974,510

Units sold		488	696
Units redeemed		(5,571)	(20,518)
Net increase (decrease)		(5,083)	(19,822)
Units outstanding, beginning		84,106	103,928
Units outstanding, ending		79,023	84,106

* Date of Fund Inception into Variable Account: 1 /1 /2003
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$140,477,857
Cost of units redeemed			(163,739,456)
Account charges			(3,254,534)
Net investment income (loss)			3,846,137
Net realized gain (loss)			(1,045,175)
Realized gain distributions			25,644,882
Net change in unrealized appreciation (depreciation)			186,035
Net assets			$2,115,746

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$26.70	37	$987	N/A	14.9%	12/31/2025	$26.83	42	$1,129	1.30%	13.4%
12/31/2024	23.25	39	898	N/A	13.1%	12/31/2024	23.67	45	1,076	1.30%	11.6%
12/31/2023	20.56	50	1,021	N/A	8.7%	12/31/2023	21.20	54	1,151	1.30%	7.3%
12/31/2022	18.92	97	1,832	N/A	-12.7%	12/31/2022	19.77	786	15,542	1.30%	-13.9%
12/31/2021	21.68	109	2,367	N/A	23.7%	12/31/2021	22.95	1,002	23,005	1.30%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.3%
2023	1.0%
2022	1.6%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust LVIP American Century International Fund I Class - 03-420

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$940,832	$826,198	76,834
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$940,839

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$490,361	29,128	$16.83
Band B	450,478	26,252	17.16
Total	$940,839	55,380

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,210
Mortality & expense charges and administrative fees (Band B)			(118,720)
Net investment income (loss)			(107,510)

Gain (loss) on investments:
Net realized gain (loss)			2,673,521
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			252,951
Net gain (loss)			2,926,472

Increase (decrease) in net assets from operations			$2,818,962

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(107,510)	$99,662
Net realized gain (loss)		2,673,521	117,850
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		252,951	264,942

Increase (decrease) in net assets from operations		2,818,962	482,454

Contract owner transactions:
Proceeds from units sold		48,171	367,278
Cost of units redeemed		(24,233,444)	(4,240,867)
Account charges		(52,371)	(128,759)
Increase (decrease)		(24,237,644)	(4,002,348)
Net increase (decrease)		(21,418,682)	(3,519,894)
Net assets, beginning		22,359,521	25,879,415
Net assets, ending		$940,839	$22,359,521

Units sold		6,930	24,933
Units redeemed		(1,447,113)	(283,647)
Net increase (decrease)		(1,440,183)	(258,714)
Units outstanding, beginning		1,495,563	1,754,277
Units outstanding, ending		55,380	1,495,563

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$208,962,065
Cost of units redeemed			(219,028,584)
Account charges			(2,947,039)
Net investment income (loss)			(853,883)
Net realized gain (loss)			2,014,390
Realized gain distributions			12,679,256
Net change in unrealized appreciation (depreciation)			114,634
Net assets			$940,839

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$16.83	29	$490	N/A	16.0%	12/31/2025	$17.16	26	$450	1.30%	14.5%
12/31/2024	14.51	120	1,738	N/A	2.6%	12/31/2024	14.99	1,376	20,621	1.30%	1.3%
12/31/2023	14.15	129	1,821	N/A	12.6%	12/31/2023	14.80	1,626	24,058	1.30%	11.1%
12/31/2022	12.57	135	1,693	N/A	-24.8%	12/31/2022	13.32	1,690	22,503	1.30%	-25.7%
12/31/2021	16.70	137	2,283	N/A	8.7%	12/31/2021	17.93	1,788	32,068	1.30%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	1.7%
2023	1.4%
2022	1.3%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Calvert VP SRI Mid Cap Growth Portfolio - 03-520

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$258,669	$281,727	9,771
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$258,657

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$176,127	8,128	$21.67
Band B	82,530	3,790	21.78
Total	$258,657	11,918

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$950
Mortality & expense charges and administrative fees (Band B)			(1,407)
Net investment income (loss)			(457)

Gain (loss) on investments:
Net realized gain (loss)			(6,137)
Realized gain distributions			15,195
Net change in unrealized appreciation (depreciation)			(8,356)
Net gain (loss)			702

Increase (decrease) in net assets from operations			$245

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(457)	$(1,237)
Net realized gain (loss)		(6,137)	(7,259)
Realized gain distributions		15,195	3,374
Net change in unrealized appreciation (depreciation)		(8,356)	37,050

Increase (decrease) in net assets from operations		245	31,928

Contract owner transactions:
Proceeds from units sold		286	1,277
Cost of units redeemed		(82,078)	(62,952)
Account charges		(2,431)	(2,951)
Increase (decrease)		(84,223)	(64,626)
Net increase (decrease)		(83,978)	(32,698)
Net assets, beginning		342,635	375,333
Net assets, ending		$258,657	$342,635

Units sold		13	61
Units redeemed		(4,033)	(3,287)
Net increase (decrease)		(4,020)	(3,226)
Units outstanding, beginning		15,938	19,164
Units outstanding, ending		11,918	15,938

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,584,466
Cost of units redeemed			(5,929,144)
Account charges			(253,454)
Net investment income (loss)			78,610
Net realized gain (loss)			(135,501)
Realized gain distributions			936,738
Net change in unrealized appreciation (depreciation)			(23,058)
Net assets			$258,657

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$21.67	8	$176	N/A	1.5%	12/31/2025	$21.78	4	$83	1.30%	0.1%
12/31/2024	21.36	10	217	N/A	10.2%	12/31/2024	21.75	6	126	1.30%	8.8%
12/31/2023	19.38	13	244	N/A	11.6%	12/31/2023	19.99	7	131	1.30%	10.2%
12/31/2022	17.36	14	244	N/A	-19.5%	12/31/2022	18.14	8	151	1.30%	-20.5%
12/31/2021	21.56	17	359	N/A	15.0%	12/31/2021	22.82	8	192	1.30%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.1%
2023	0.2%
2022	0.0%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 03-650

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,066,968	$1,044,419	61,001
Receivables: investments sold	-
Payables: investments purchased	(35)
Net assets	$1,066,933

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$81,835	1,417	$57.75
Band B	985,098	22,614	43.56
Total	$1,066,933	24,031

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(11,945)
Net investment income (loss)			(11,945)

Gain (loss) on investments:
Net realized gain (loss)			(227,244)
Realized gain distributions			720,747
Net change in unrealized appreciation (depreciation)			(246,837)
Net gain (loss)			246,666

Increase (decrease) in net assets from operations			$234,721

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,945)	$(11,631)
Net realized gain (loss)		(227,244)	23,424
Realized gain distributions		720,747	-
Net change in unrealized appreciation (depreciation)		(246,837)	275,157

Increase (decrease) in net assets from operations		234,721	286,950

Contract owner transactions:
Proceeds from units sold		6,067	23,988
Cost of units redeemed		(549,904)	(160,535)
Account charges		(3,872)	(6,229)
Increase (decrease)		(547,709)	(142,776)
Net increase (decrease)		(312,988)	144,174
Net assets, beginning		1,379,921	1,235,747
Net assets, ending		$1,066,933	$1,379,921

Units sold		352	673
Units redeemed		(13,034)	(4,991)
Net increase (decrease)		(12,682)	(4,318)
Units outstanding, beginning		36,713	41,031
Units outstanding, ending		24,031	36,713

* Date of Fund Inception into Variable Account: 5 /28 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,023,730
Cost of units redeemed			(3,808,076)
Account charges			(64,486)
Net investment income (loss)			(158,466)
Net realized gain (loss)			495,944
Realized gain distributions			1,555,738
Net change in unrealized appreciation (depreciation)			22,549
Net assets			$1,066,933

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$57.75	1	$82	N/A	27.9%	12/31/2025	$43.56	23	$985	1.30%	26.2%
12/31/2024	45.16	11	479	N/A	25.4%	12/31/2024	34.51	26	901	1.30%	23.8%
12/31/2023	36.02	11	405	N/A	59.0%	12/31/2023	27.89	30	830	1.30%	57.0%
12/31/2022	22.65	6	147	N/A	-46.5%	12/31/2022	17.77	33	592	1.30%	-47.2%
12/31/2021	42.36	7	283	N/A	12.6%	12/31/2021	33.65	43	1,444	1.30%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 03-646

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$262,017	$262,846	14,547
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$262,008

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$13,699	420	$32.62
Band B	248,309	9,454	26.26
Total	$262,008	9,874

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,161
Mortality & expense charges and administrative fees (Band B)			(3,040)
Net investment income (loss)			121

Gain (loss) on investments:
Net realized gain (loss)			(742)
Realized gain distributions			24,071
Net change in unrealized appreciation (depreciation)			(13,258)
Net gain (loss)			10,071

Increase (decrease) in net assets from operations			$10,192

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$121	$(447)
Net realized gain (loss)		(742)	(2,705)
Realized gain distributions		24,071	5,422
Net change in unrealized appreciation (depreciation)		(13,258)	15,746

Increase (decrease) in net assets from operations		10,192	18,016

Contract owner transactions:
Proceeds from units sold		11	28,074
Cost of units redeemed		(2,520)	(95,680)
Account charges		(850)	(879)
Increase (decrease)		(3,359)	(68,485)
Net increase (decrease)		6,833	(50,469)
Net assets, beginning		255,175	305,644
Net assets, ending		$262,008	$255,175

Units sold		-	1,211
Units redeemed		(132)	(4,000)
Net increase (decrease)		(132)	(2,789)
Units outstanding, beginning		10,006	12,795
Units outstanding, ending		9,874	10,006

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$901,514
Cost of units redeemed			(852,217)
Account charges			(13,113)
Net investment income (loss)			(10,973)
Net realized gain (loss)			40,407
Realized gain distributions			197,219
Net change in unrealized appreciation (depreciation)			(829)
Net assets			$262,008

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$32.62	0	$14	N/A	5.4%	12/31/2025	$26.26	9	$248	1.30%	4.0%
12/31/2024	30.96	0	13	N/A	8.0%	12/31/2024	25.25	10	242	1.30%	6.6%
12/31/2023	28.68	0	14	N/A	15.4%	12/31/2023	23.70	12	292	1.30%	13.9%
12/31/2022	24.85	0	12	N/A	-16.6%	12/31/2022	20.81	14	299	1.30%	-17.7%
12/31/2021	29.82	0	7	N/A	26.1%	12/31/2021	25.29	17	441	1.30%	24.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.0%
2023	1.0%
2022	0.9%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 03-645

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$243,832	$261,955	7,451
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$243,823

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$5,401	163	$33.13
Band B	238,422	9,528	25.02
Total	$243,823	9,691

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$374
Mortality & expense charges and administrative fees (Band B)			(3,249)
Net investment income (loss)			(2,875)

Gain (loss) on investments:
Net realized gain (loss)			(10,733)
Realized gain distributions			34,938
Net change in unrealized appreciation (depreciation)			(3,655)
Net gain (loss)			20,550

Increase (decrease) in net assets from operations			$17,675

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,875)	$(3,572)
Net realized gain (loss)		(10,733)	(2,482)
Realized gain distributions		34,938	24,394
Net change in unrealized appreciation (depreciation)		(3,655)	16,051

Increase (decrease) in net assets from operations		17,675	34,391

Contract owner transactions:
Proceeds from units sold		2,312	1,539
Cost of units redeemed		(108,731)	(13,943)
Account charges		(89)	(158)
Increase (decrease)		(106,508)	(12,562)
Net increase (decrease)		(88,833)	21,829
Net assets, beginning		332,656	310,827
Net assets, ending		$243,823	$332,656

Units sold		95	65
Units redeemed		(4,761)	(483)
Net increase (decrease)		(4,666)	(418)
Units outstanding, beginning		14,357	14,775
Units outstanding, ending		9,691	14,357

* Date of Fund Inception into Variable Account: 5 /28 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,161,928
Cost of units redeemed			(1,388,390)
Account charges			(17,978)
Net investment income (loss)			188
Net realized gain (loss)			45,898
Realized gain distributions			460,300
Net change in unrealized appreciation (depreciation)			(18,123)
Net assets			$243,823

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$33.13	0	$5	N/A	9.8%	12/31/2025	$25.02	10	$238	1.30%	8.4%
12/31/2024	30.18	0	5	N/A	12.5%	12/31/2024	23.09	14	328	1.30%	11.0%
12/31/2023	26.83	1	16	N/A	20.7%	12/31/2023	20.80	14	295	1.30%	19.1%
12/31/2022	22.24	1	17	N/A	-18.3%	12/31/2022	17.46	15	257	1.30%	-19.3%
12/31/2021	27.20	1	33	N/A	26.8%	12/31/2021	21.64	16	353	1.30%	25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.2%
2023	0.5%
2022	0.4%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2010 Portfolio Initial Class - 03-162

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,841,961	$4,369,396	398,490
Receivables: investments sold	-
Payables: investments purchased	(297)
Net assets	$4,841,664

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$88,222	5,703	$15.47
Band B	4,753,442	401,722	11.83
Total	$4,841,664	407,425

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$155,718
Mortality & expense charges and administrative fees (Band B)			(63,344)
Net investment income (loss)			92,374

Gain (loss) on investments:
Net realized gain (loss)			68,894
Realized gain distributions			63,456
Net change in unrealized appreciation (depreciation)			212,584
Net gain (loss)			344,934

Increase (decrease) in net assets from operations			$437,308

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$92,374	$118,882
Net realized gain (loss)		68,894	79,254
Realized gain distributions		63,456	4,318
Net change in unrealized appreciation (depreciation)		212,584	22,270

Increase (decrease) in net assets from operations		437,308	224,724

Contract owner transactions:
Proceeds from units sold		5,475	5,882
Cost of units redeemed		(663,297)	(1,102,232)
Account charges		(46,865)	(52,571)
Increase (decrease)		(704,687)	(1,148,921)
Net increase (decrease)		(267,379)	(924,197)
Net assets, beginning		5,109,043	6,033,240
Net assets, ending		$4,841,664	$5,109,043

Units sold		520	6,277
Units redeemed		(62,462)	(113,806)
Net increase (decrease)		(61,942)	(107,529)
Units outstanding, beginning		469,367	576,896
Units outstanding, ending		407,425	469,367

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,176,844
Cost of units redeemed			(4,317,725)
Account charges			(164,079)
Net investment income (loss)			342,730
Net realized gain (loss)			192,122
Realized gain distributions			139,207
Net change in unrealized appreciation (depreciation)			472,565
Net assets			$4,841,664

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$15.47	6	$88	N/A	10.5%	12/31/2025	$11.83	402	$4,753	1.30%	9.1%
12/31/2024	14.00	6	83	N/A	5.4%	12/31/2024	10.85	463	5,026	1.30%	4.0%
12/31/2023	13.28	6	82	N/A	9.5%	12/31/2023	10.43	571	5,951	1.30%	8.1%
12/31/2022	12.13	0	1	N/A	-13.5%	12/31/2022	9.65	3	27	1.30%	-14.6%
12/31/2021	14.03	0	1	N/A	5.9%	12/31/2021	11.30	3	32	1.30%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	3.4%
2023	5.2%
2022	2.1%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2015 Portfolio Initial Class - 03-161

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$469,208	$501,829	39,165
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$469,204

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$344,131	19,983	$17.22
Band B	125,073	9,495	13.17
Total	$469,204	29,478

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$13,851
Mortality & expense charges and administrative fees (Band B)			(1,555)
Net investment income (loss)			12,296

Gain (loss) on investments:
Net realized gain (loss)			(1,645)
Realized gain distributions			17,281
Net change in unrealized appreciation (depreciation)			21,518
Net gain (loss)			37,154

Increase (decrease) in net assets from operations			$49,450

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,296	$12,724
Net realized gain (loss)		(1,645)	(2,127)
Realized gain distributions		17,281	13,079
Net change in unrealized appreciation (depreciation)		21,518	2,467

Increase (decrease) in net assets from operations		49,450	26,143

Contract owner transactions:
Proceeds from units sold		4	-
Cost of units redeemed		(10,820)	(13,295)
Account charges		(5,491)	(5,338)
Increase (decrease)		(16,307)	(18,633)
Net increase (decrease)		33,143	7,510
Net assets, beginning		436,061	428,551
Net assets, ending		$469,204	$436,061

Units sold		117	-
Units redeemed		(1,116)	(1,242)
Net increase (decrease)		(999)	(1,242)
Units outstanding, beginning		30,477	31,719
Units outstanding, ending		29,478	30,477

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,119,732
Cost of units redeemed			(2,079,395)
Account charges			(79,798)
Net investment income (loss)			127,031
Net realized gain (loss)			159,611
Realized gain distributions			254,644
Net change in unrealized appreciation (depreciation)			(32,621)
Net assets			$469,204

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$17.22	20	$344	N/A	11.9%	12/31/2025	$13.17	9	$125	1.30%	10.4%
12/31/2024	15.39	21	322	N/A	6.5%	12/31/2024	11.93	10	114	1.30%	5.1%
12/31/2023	14.45	22	320	N/A	11.0%	12/31/2023	11.35	10	109	1.30%	9.5%
12/31/2022	13.02	22	293	N/A	-14.6%	12/31/2022	10.36	10	100	1.30%	-15.7%
12/31/2021	15.25	23	357	N/A	7.7%	12/31/2021	12.29	11	140	1.30%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	3.3%
2023	3.6%
2022	2.1%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2020 Portfolio Initial Class - 03-159

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$134,848	$136,788	10,169
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$134,846

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$73,541	3,942	$18.66
Band B	61,305	4,296	14.27
Total	$134,846	8,238

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,689
Mortality & expense charges and administrative fees (Band B)			(854)
Net investment income (loss)			2,835

Gain (loss) on investments:
Net realized gain (loss)			1,340
Realized gain distributions			8,379
Net change in unrealized appreciation (depreciation)			8,373
Net gain (loss)			18,092

Increase (decrease) in net assets from operations			$20,927

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,835	$6,315
Net realized gain (loss)		1,340	(2,578)
Realized gain distributions		8,379	8,002
Net change in unrealized appreciation (depreciation)		8,373	7,407

Increase (decrease) in net assets from operations		20,927	19,146

Contract owner transactions:
Proceeds from units sold		4	9,317
Cost of units redeemed		(131,941)	(60,221)
Account charges		(1,657)	(2,836)
Increase (decrease)		(133,594)	(53,740)
Net increase (decrease)		(112,667)	(34,594)
Net assets, beginning		247,513	282,107
Net assets, ending		$134,846	$247,513

Units sold		952	558
Units redeemed		(8,987)	(4,223)
Net increase (decrease)		(8,035)	(3,665)
Units outstanding, beginning		16,273	19,938
Units outstanding, ending		8,238	16,273

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,544,237
Cost of units redeemed			(3,894,015)
Account charges			(82,137)
Net investment income (loss)			145,023
Net realized gain (loss)			(34,519)
Realized gain distributions			458,197
Net change in unrealized appreciation (depreciation)			(1,940)
Net assets			$134,846

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$18.66	4	$74	N/A	13.3%	12/31/2025	$14.27	4	$61	1.30%	11.9%
12/31/2024	16.46	11	177	N/A	7.7%	12/31/2024	12.76	5	70	1.30%	6.3%
12/31/2023	15.28	13	200	N/A	12.4%	12/31/2023	12.00	7	83	1.30%	11.0%
12/31/2022	13.60	13	177	N/A	-15.7%	12/31/2022	10.81	13	144	1.30%	-16.8%
12/31/2021	16.13	22	352	N/A	9.5%	12/31/2021	12.99	42	541	1.30%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	2.8%
2023	3.1%
2022	1.8%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2025 Portfolio Initial Class - 03-158

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,109,546	$7,466,986	528,068
Receivables: investments sold	-
Payables: investments purchased	(357)
Net assets	$9,109,189

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$151,659	7,281	$20.83
Band B	8,957,530	562,216	15.93
Total	$9,109,189	569,497

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$229,568
Mortality & expense charges and administrative fees (Band B)			(115,143)
Net investment income (loss)			114,425

Gain (loss) on investments:
Net realized gain (loss)			194,310
Realized gain distributions			326,768
Net change in unrealized appreciation (depreciation)			485,093
Net gain (loss)			1,006,171

Increase (decrease) in net assets from operations			$1,120,596

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$114,425	$112,544
Net realized gain (loss)		194,310	131,390
Realized gain distributions		326,768	17,231
Net change in unrealized appreciation (depreciation)		485,093	370,201

Increase (decrease) in net assets from operations		1,120,596	631,366

Contract owner transactions:
Proceeds from units sold		25,993	12,293
Cost of units redeemed		(1,058,806)	(898,716)
Account charges		(41,057)	(48,809)
Increase (decrease)		(1,073,870)	(935,232)
Net increase (decrease)		46,726	(303,866)
Net assets, beginning		9,062,463	9,366,329
Net assets, ending		$9,109,189	$9,062,463

Units sold		1,910	5,327
Units redeemed		(72,469)	(73,837)
Net increase (decrease)		(70,559)	(68,510)
Units outstanding, beginning		640,056	708,566
Units outstanding, ending		569,497	640,056

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$12,312,443
Cost of units redeemed			(6,401,225)
Account charges			(195,981)
Net investment income (loss)			405,934
Net realized gain (loss)			666,940
Realized gain distributions			678,518
Net change in unrealized appreciation (depreciation)			1,642,560
Net assets			$9,109,189

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$20.83	7	$152	N/A	14.6%	12/31/2025	$15.93	562	$8,958	1.30%	13.1%
12/31/2024	18.18	11	207	N/A	8.5%	12/31/2024	14.09	629	8,856	1.30%	7.1%
12/31/2023	16.76	12	202	N/A	13.6%	12/31/2023	13.16	697	9,164	1.30%	12.2%
12/31/2022	14.75	14	208	N/A	-16.4%	12/31/2022	11.73	71	837	1.30%	-17.5%
12/31/2021	17.65	14	252	N/A	10.8%	12/31/2021	14.22	72	1,023	1.30%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	2.5%
2023	3.6%
2022	1.9%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2030 Portfolio Initial Class - 03-157

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,233,270	$1,000,109	69,757
Receivables: investments sold	65
Payables: investments purchased	-
Net assets	$1,233,335

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$255,968	11,489	$22.28
Band B	977,367	57,352	17.04
Total	$1,233,335	68,841

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$28,282
Mortality & expense charges and administrative fees (Band B)			(11,913)
Net investment income (loss)			16,369

Gain (loss) on investments:
Net realized gain (loss)			19,236
Realized gain distributions			52,175
Net change in unrealized appreciation (depreciation)			75,095
Net gain (loss)			146,506

Increase (decrease) in net assets from operations			$162,875

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,369	$14,259
Net realized gain (loss)		19,236	49,172
Realized gain distributions		52,175	2,445
Net change in unrealized appreciation (depreciation)		75,095	16,018

Increase (decrease) in net assets from operations		162,875	81,894

Contract owner transactions:
Proceeds from units sold		11,972	136,504
Cost of units redeemed		(73,550)	(194,582)
Account charges		(5,471)	(5,459)
Increase (decrease)		(67,049)	(63,537)
Net increase (decrease)		95,826	18,357
Net assets, beginning		1,137,509	1,119,152
Net assets, ending		$1,233,335	$1,137,509

Units sold		722	17,704
Units redeemed		(3,749)	(22,747)
Net increase (decrease)		(3,027)	(5,043)
Units outstanding, beginning		71,868	76,911
Units outstanding, ending		68,841	71,868

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,560,348
Cost of units redeemed			(2,438,188)
Account charges			(89,985)
Net investment income (loss)			145,153
Net realized gain (loss)			319,057
Realized gain distributions			503,789
Net change in unrealized appreciation (depreciation)			233,161
Net assets			$1,233,335

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$22.28	11	$256	N/A	15.5%	12/31/2025	$17.04	57	$977	1.30%	14.0%
12/31/2024	19.29	15	282	N/A	9.4%	12/31/2024	14.95	57	856	1.30%	8.0%
12/31/2023	17.63	14	255	N/A	14.7%	12/31/2023	13.84	62	864	1.30%	13.2%
12/31/2022	15.37	14	222	N/A	-16.9%	12/31/2022	12.22	66	808	1.30%	-17.9%
12/31/2021	18.49	14	268	N/A	12.4%	12/31/2021	14.90	69	1,035	1.30%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.4%
2024	2.2%
2023	2.5%
2022	1.8%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom Income Portfolio Initial Class - 03-164

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$61,924	$61,753	5,296
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$61,922

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$10,396	874	$11.90
Band B	51,526	5,663	9.10
Total	$61,922	6,537

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,065
Mortality & expense charges and administrative fees (Band B)			(705)
Net investment income (loss)			1,360

Gain (loss) on investments:
Net realized gain (loss)			(369)
Realized gain distributions			21
Net change in unrealized appreciation (depreciation)			4,241
Net gain (loss)			3,893

Increase (decrease) in net assets from operations			$5,253

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,360	$1,762
Net realized gain (loss)		(369)	(524)
Realized gain distributions		21	41
Net change in unrealized appreciation (depreciation)		4,241	780

Increase (decrease) in net assets from operations		5,253	2,059

Contract owner transactions:
Proceeds from units sold		5	89,470
Cost of units redeemed		(11,891)	(89,103)
Account charges		(171)	(177)
Increase (decrease)		(12,057)	190
Net increase (decrease)		(6,804)	2,249
Net assets, beginning		68,726	66,477
Net assets, ending		$61,922	$68,726

Units sold		-	8,523
Units redeemed		(1,380)	(8,511)
Net increase (decrease)		(1,380)	12
Units outstanding, beginning		7,917	7,905
Units outstanding, ending		6,537	7,917

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,434,368
Cost of units redeemed			(3,488,520)
Account charges			(46,127)
Net investment income (loss)			103,633
Net realized gain (loss)			(33,494)
Realized gain distributions			91,891
Net change in unrealized appreciation (depreciation)			171
Net assets			$61,922

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$11.90	1	$10	N/A	9.6%	12/31/2025	$9.10	6	$52	1.30%	8.2%
12/31/2024	10.85	1	10	N/A	4.5%	12/31/2024	8.41	7	59	1.30%	3.1%
12/31/2023	10.39	1	9	N/A	7.9%	12/31/2023	8.16	7	57	1.30%	6.5%
12/31/2022	9.63	1	9	N/A	-12.0%	12/31/2022	7.66	8	62	1.30%	-13.2%
12/31/2021	10.94	1	10	N/A	3.3%	12/31/2021	8.82	9	76	1.30%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.2%
2024	3.7%
2023	4.2%
2022	2.2%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Growth Portfolio Initial Class - 03-210

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,530,101	$24,342,584	271,484
Receivables: investments sold	-
Payables: investments purchased	(555)
Net assets	$26,529,546

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$4,347,658	86,852	$50.06
Band B	22,181,888	386,437	57.40
Total	$26,529,546	473,289

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$73,838
Mortality & expense charges and administrative fees (Band B)			(312,711)
Net investment income (loss)			(238,873)

Gain (loss) on investments:
Net realized gain (loss)			1,613,757
Realized gain distributions			3,365,432
Net change in unrealized appreciation (depreciation)			(1,254,187)
Net gain (loss)			3,725,002

Increase (decrease) in net assets from operations			$3,486,129

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(238,873)	$(383,020)
Net realized gain (loss)		1,613,757	2,000,619
Realized gain distributions		3,365,432	7,116,497
Net change in unrealized appreciation (depreciation)		(1,254,187)	54,941

Increase (decrease) in net assets from operations		3,486,129	8,789,037

Contract owner transactions:
Proceeds from units sold		505,186	479,471
Cost of units redeemed		(10,541,677)	(8,548,478)
Account charges		(157,667)	(194,477)
Increase (decrease)		(10,194,158)	(8,263,484)
Net increase (decrease)		(6,708,029)	525,553
Net assets, beginning		33,237,575	32,712,022
Net assets, ending		$26,529,546	$33,237,575

Units sold		14,270	11,585
Units redeemed		(214,439)	(190,954)
Net increase (decrease)		(200,169)	(179,369)
Units outstanding, beginning		673,458	852,827
Units outstanding, ending		473,289	673,458

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$77,302,291
Cost of units redeemed			(73,633,439)
Account charges			(2,486,743)
Net investment income (loss)			(7,210)
Net realized gain (loss)			6,047,479
Realized gain distributions			17,119,651
Net change in unrealized appreciation (depreciation)			2,187,517
Net assets			$26,529,546

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$50.06	87	$4,348	N/A	14.9%	12/31/2025	$57.40	386	$22,182	1.30%	13.4%
12/31/2024	43.57	120	5,238	N/A	30.4%	12/31/2024	50.61	553	27,999	1.30%	28.7%
12/31/2023	33.41	140	4,667	N/A	36.2%	12/31/2023	39.33	713	28,045	1.30%	34.5%
12/31/2022	24.53	118	2,883	N/A	-24.5%	12/31/2022	29.24	93	2,707	1.30%	-25.4%
12/31/2021	32.47	128	4,157	N/A	23.2%	12/31/2021	39.21	109	4,268	1.30%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.0%
2023	0.2%
2022	0.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP High Income Portfolio Initial Class - 03-215

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,453,740	$4,717,327	912,635
Receivables: investments sold	-
Payables: investments purchased	(80)
Net assets	$4,453,660

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$595,039	40,285	$14.77
Band B	3,858,621	244,382	15.79
Total	$4,453,660	284,667

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$283,351
Mortality & expense charges and administrative fees (Band B)			(51,602)
Net investment income (loss)			231,749

Gain (loss) on investments:
Net realized gain (loss)			(54,048)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			221,496
Net gain (loss)			167,448

Increase (decrease) in net assets from operations			$399,197

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$231,749	$230,490
Net realized gain (loss)		(54,048)	(96,158)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		221,496	239,534

Increase (decrease) in net assets from operations		399,197	373,866

Contract owner transactions:
Proceeds from units sold		42,630	182,569
Cost of units redeemed		(774,053)	(853,485)
Account charges		(25,512)	(29,061)
Increase (decrease)		(756,935)	(699,977)
Net increase (decrease)		(357,738)	(326,111)
Net assets, beginning		4,811,398	5,137,509
Net assets, ending		$4,453,660	$4,811,398

Units sold		4,514	14,440
Units redeemed		(55,296)	(64,823)
Net increase (decrease)		(50,782)	(50,383)
Units outstanding, beginning		335,449	385,832
Units outstanding, ending		284,667	335,449

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$48,069,366
Cost of units redeemed			(48,299,549)
Account charges			(1,025,891)
Net investment income (loss)			7,488,327
Net realized gain (loss)			(1,515,006)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(263,587)
Net assets			$4,453,660

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$14.77	40	$595	N/A	10.4%	12/31/2025	$15.79	244	$3,859	1.30%	8.9%
12/31/2024	13.38	46	610	N/A	9.0%	12/31/2024	14.49	290	4,201	1.30%	7.6%
12/31/2023	12.28	52	636	N/A	10.5%	12/31/2023	13.48	334	4,501	1.30%	9.1%
12/31/2022	11.12	57	629	N/A	-11.4%	12/31/2022	12.36	390	4,822	1.30%	-12.5%
12/31/2021	12.54	67	842	N/A	4.4%	12/31/2021	14.12	512	7,235	1.30%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.1%
2024	5.8%
2023	5.3%
2022	4.4%
2021	5.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Index 500 Portfolio Initial Class - 03-225

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,394,624	$5,027,392	20,290
Receivables: investments sold	-
Payables: investments purchased	(427)
Net assets	$13,394,197

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$5,666,573	139,538	$40.61
Band B	7,727,624	176,014	43.90
Total	$13,394,197	315,552

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$145,477
Mortality & expense charges and administrative fees (Band B)			(93,213)
Net investment income (loss)			52,264

Gain (loss) on investments:
Net realized gain (loss)			1,187,464
Realized gain distributions			66,832
Net change in unrealized appreciation (depreciation)			665,984
Net gain (loss)			1,920,280

Increase (decrease) in net assets from operations			$1,972,544

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$52,264	$67,727
Net realized gain (loss)		1,187,464	1,289,011
Realized gain distributions		66,832	7,573
Net change in unrealized appreciation (depreciation)		665,984	1,372,735

Increase (decrease) in net assets from operations		1,972,544	2,737,046

Contract owner transactions:
Proceeds from units sold		733,928	376,787
Cost of units redeemed		(2,161,277)	(2,260,603)
Account charges		(90,703)	(91,115)
Increase (decrease)		(1,518,052)	(1,974,931)
Net increase (decrease)		454,492	762,115
Net assets, beginning		12,939,705	12,177,590
Net assets, ending		$13,394,197	$12,939,705

Units sold		24,441	11,624
Units redeemed		(66,312)	(70,623)
Net increase (decrease)		(41,871)	(58,999)
Units outstanding, beginning		357,423	416,422
Units outstanding, ending		315,552	357,423

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$176,007,869
Cost of units redeemed			(200,422,750)
Account charges			(6,762,117)
Net investment income (loss)			7,387,144
Net realized gain (loss)			22,998,951
Realized gain distributions			5,817,868
Net change in unrealized appreciation (depreciation)			8,367,232
Net assets			$13,394,197

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$40.61	140	$5,667	N/A	17.8%	12/31/2025	$43.90	176	$7,728	1.30%	16.3%
12/31/2024	34.48	170	5,860	N/A	24.9%	12/31/2024	37.76	187	7,079	1.30%	23.3%
12/31/2023	27.61	191	5,280	N/A	26.2%	12/31/2023	30.63	225	6,897	1.30%	24.6%
12/31/2022	21.88	219	4,796	N/A	-18.2%	12/31/2022	24.59	262	6,453	1.30%	-19.3%
12/31/2021	26.75	254	6,782	N/A	28.6%	12/31/2021	30.46	331	10,080	1.30%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.3%
2023	1.4%
2022	1.3%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Overseas Portfolio Initial Class - 03-220

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,513,600	$1,160,284	54,996
Receivables: investments sold	-
Payables: investments purchased	(75)
Net assets	$1,513,525

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$614,338	31,588	$19.45
Band B	899,187	42,118	21.35
Total	$1,513,525	73,706

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$23,628
Mortality & expense charges and administrative fees (Band B)			(11,918)
Net investment income (loss)			11,710

Gain (loss) on investments:
Net realized gain (loss)			72,979
Realized gain distributions			131,936
Net change in unrealized appreciation (depreciation)			54,642
Net gain (loss)			259,557

Increase (decrease) in net assets from operations			$271,267

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,710	$12,220
Net realized gain (loss)		72,979	57,053
Realized gain distributions		131,936	67,868
Net change in unrealized appreciation (depreciation)		54,642	(69,321)

Increase (decrease) in net assets from operations		271,267	67,820

Contract owner transactions:
Proceeds from units sold		26,260	103,117
Cost of units redeemed		(215,820)	(212,027)
Account charges		(8,792)	(8,800)
Increase (decrease)		(198,352)	(117,710)
Net increase (decrease)		72,915	(49,890)
Net assets, beginning		1,440,610	1,490,500
Net assets, ending		$1,513,525	$1,440,610

Units sold		3,689	5,808
Units redeemed		(13,701)	(12,322)
Net increase (decrease)		(10,012)	(6,514)
Units outstanding, beginning		83,718	90,232
Units outstanding, ending		73,706	83,718

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$334,377,082
Cost of units redeemed			(336,588,164)
Account charges			(1,635,047)
Net investment income (loss)			1,370,029
Net realized gain (loss)			(4,317,559)
Realized gain distributions			7,953,868
Net change in unrealized appreciation (depreciation)			353,316
Net assets			$1,513,525

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$19.45	32	$614	N/A	20.4%	12/31/2025	$21.35	42	$899	1.30%	18.8%
12/31/2024	16.15	35	566	N/A	5.1%	12/31/2024	17.97	49	875	1.30%	3.7%
12/31/2023	15.38	37	575	N/A	20.5%	12/31/2023	17.33	53	916	1.30%	19.0%
12/31/2022	12.76	38	490	N/A	-24.5%	12/31/2022	14.57	62	906	1.30%	-25.5%
12/31/2021	16.90	41	694	N/A	19.7%	12/31/2021	19.54	75	1,472	1.30%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.7%
2023	1.0%
2022	0.9%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Mid Cap Portfolio Service 2 Class - 03-941

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$567,847	$616,452	16,144
Receivables: investments sold	-
Payables: investments purchased	(16)
Net assets	$567,831

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$134,580	4,172	$32.26
Band B	433,251	16,680	25.97
Total	$567,831	20,852

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,326
Mortality & expense charges and administrative fees (Band B)			(5,203)
Net investment income (loss)			(3,877)

Gain (loss) on investments:
Net realized gain (loss)			(3,313)
Realized gain distributions			63,531
Net change in unrealized appreciation (depreciation)			(2,242)
Net gain (loss)			57,976

Increase (decrease) in net assets from operations			$54,099

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,877)	$(3,436)
Net realized gain (loss)		(3,313)	(3,526)
Realized gain distributions		63,531	69,688
Net change in unrealized appreciation (depreciation)		(2,242)	13,824

Increase (decrease) in net assets from operations		54,099	76,550

Contract owner transactions:
Proceeds from units sold		8,083	11,937
Cost of units redeemed		(20,775)	(60,582)
Account charges		(2,559)	(2,563)
Increase (decrease)		(15,251)	(51,208)
Net increase (decrease)		38,848	25,342
Net assets, beginning		528,983	503,641
Net assets, ending		$567,831	$528,983

Units sold		323	464
Units redeemed		(866)	(2,764)
Net increase (decrease)		(543)	(2,300)
Units outstanding, beginning		21,395	23,695
Units outstanding, ending		20,852	21,395

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$20,705,212
Cost of units redeemed			(29,304,056)
Account charges			(570,866)
Net investment income (loss)			(716,317)
Net realized gain (loss)			7,484,401
Realized gain distributions			3,018,062
Net change in unrealized appreciation (depreciation)			(48,605)
Net assets			$567,831

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$32.26	4	$135	N/A	11.5%	12/31/2025	$25.97	17	$433	1.30%	10.0%
12/31/2024	28.93	5	130	N/A	17.2%	12/31/2024	23.60	17	399	1.30%	15.7%
12/31/2023	24.69	5	116	N/A	14.8%	12/31/2023	20.41	19	388	1.30%	13.3%
12/31/2022	21.51	5	99	N/A	-15.0%	12/31/2022	18.01	24	430	1.30%	-16.1%
12/31/2021	25.30	7	166	N/A	25.3%	12/31/2021	21.45	29	625	1.30%	23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.3%
2023	0.4%
2022	0.2%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Asset Manager Portfolio Initial Class - 03-230

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,584,652	$1,439,566	89,931
Receivables: investments sold	-
Payables: investments purchased	(44)
Net assets	$1,584,608

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$877,510	42,897	$20.46
Band B	707,098	42,207	16.75
Total	$1,584,608	85,104

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$38,166
Mortality & expense charges and administrative fees (Band B)			(10,455)
Net investment income (loss)			27,711

Gain (loss) on investments:
Net realized gain (loss)			18,570
Realized gain distributions			86,486
Net change in unrealized appreciation (depreciation)			87,821
Net gain (loss)			192,877

Increase (decrease) in net assets from operations			$220,588

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,711	$33,644
Net realized gain (loss)		18,570	8,280
Realized gain distributions		86,486	12,678
Net change in unrealized appreciation (depreciation)		87,821	94,767

Increase (decrease) in net assets from operations		220,588	149,369

Contract owner transactions:
Proceeds from units sold		19,075	47,386
Cost of units redeemed		(510,506)	(354,586)
Account charges		(13,200)	(15,769)
Increase (decrease)		(504,631)	(322,969)
Net increase (decrease)		(284,043)	(173,600)
Net assets, beginning		1,868,651	2,042,251
Net assets, ending		$1,584,608	$1,868,651

Units sold		1,038	3,116
Units redeemed		(31,016)	(23,350)
Net increase (decrease)		(29,978)	(20,234)
Units outstanding, beginning		115,082	135,316
Units outstanding, ending		85,104	115,082

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$28,051,528
Cost of units redeemed			(30,280,463)
Account charges			(1,531,023)
Net investment income (loss)			3,368,769
Net realized gain (loss)			(748,835)
Realized gain distributions			2,579,546
Net change in unrealized appreciation (depreciation)			145,086
Net assets			$1,584,608

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$20.46	43	$878	N/A	15.0%	12/31/2025	$16.75	42	$707	1.30%	13.5%
12/31/2024	17.79	56	998	N/A	8.5%	12/31/2024	14.76	59	871	1.30%	7.1%
12/31/2023	16.40	68	1,111	N/A	12.9%	12/31/2023	13.78	68	931	1.30%	11.5%
12/31/2022	14.52	68	988	N/A	-14.9%	12/31/2022	12.36	85	1,053	1.30%	-16.0%
12/31/2021	17.07	72	1,222	N/A	9.9%	12/31/2021	14.72	132	1,938	1.30%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.3%
2023	2.3%
2022	1.7%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Contrafund Portfolio Initial Class - 03-245

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,381,018	$8,121,713	190,025
Receivables: investments sold	-
Payables: investments purchased	(378)
Net assets	$11,380,640

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$4,441,279	68,492	$64.84
Band B	6,939,361	123,654	56.12
Total	$11,380,640	192,146

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$14,866
Mortality & expense charges and administrative fees (Band B)			(86,754)
Net investment income (loss)			(71,888)

Gain (loss) on investments:
Net realized gain (loss)			1,330,077
Realized gain distributions			1,766,054
Net change in unrealized appreciation (depreciation)			(983,905)
Net gain (loss)			2,112,226

Increase (decrease) in net assets from operations			$2,040,338

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(71,888)	$(65,940)
Net realized gain (loss)		1,330,077	787,128
Realized gain distributions		1,766,054	1,403,751
Net change in unrealized appreciation (depreciation)		(983,905)	1,255,608

Increase (decrease) in net assets from operations		2,040,338	3,380,547

Contract owner transactions:
Proceeds from units sold		96,604	363,512
Cost of units redeemed		(3,142,924)	(2,041,863)
Account charges		(77,345)	(86,832)
Increase (decrease)		(3,123,665)	(1,765,183)
Net increase (decrease)		(1,083,327)	1,615,364
Net assets, beginning		12,463,967	10,848,603
Net assets, ending		$11,380,640	$12,463,967

Units sold		1,833	9,226
Units redeemed		(60,984)	(49,230)
Net increase (decrease)		(59,151)	(40,004)
Units outstanding, beginning		251,297	291,301
Units outstanding, ending		192,146	251,297

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$76,996,619
Cost of units redeemed			(104,398,727)
Account charges			(4,294,143)
Net investment income (loss)			449,958
Net realized gain (loss)			11,340,559
Realized gain distributions			28,027,069
Net change in unrealized appreciation (depreciation)			3,259,305
Net assets			$11,380,640

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$64.84	68	$4,441	N/A	21.5%	12/31/2025	$56.12	124	$6,939	1.30%	19.9%
12/31/2024	53.38	107	5,707	N/A	33.8%	12/31/2024	46.80	144	6,757	1.30%	32.1%
12/31/2023	39.90	118	4,699	N/A	33.5%	12/31/2023	35.44	174	6,149	1.30%	31.7%
12/31/2022	29.90	132	3,935	N/A	-26.3%	12/31/2022	26.90	235	6,318	1.30%	-27.3%
12/31/2021	40.57	146	5,906	N/A	27.8%	12/31/2021	36.99	291	10,751	1.30%	26.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.2%
2023	0.5%
2022	0.4%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Equity-Income Portfolio Initial Class - 03-205

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,591,162	$18,899,070	767,610
Receivables: investments sold	-
Payables: investments purchased	(390)
Net assets	$22,590,772

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,357,962	75,127	$31.39
Band B	20,232,810	711,849	28.42
Total	$22,590,772	786,976

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$388,690
Mortality & expense charges and administrative fees (Band B)			(258,474)
Net investment income (loss)			130,216

Gain (loss) on investments:
Net realized gain (loss)			674,264
Realized gain distributions			1,211,661
Net change in unrealized appreciation (depreciation)			1,627,560
Net gain (loss)			3,513,485

Increase (decrease) in net assets from operations			$3,643,701

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$130,216	$117,944
Net realized gain (loss)		674,264	586,994
Realized gain distributions		1,211,661	1,308,962
Net change in unrealized appreciation (depreciation)		1,627,560	1,138,768

Increase (decrease) in net assets from operations		3,643,701	3,152,668

Contract owner transactions:
Proceeds from units sold		1,056,200	296,190
Cost of units redeemed		(4,356,928)	(4,612,847)
Account charges		(116,202)	(128,057)
Increase (decrease)		(3,416,930)	(4,444,714)
Net increase (decrease)		226,771	(1,292,046)
Net assets, beginning		22,364,001	23,656,047
Net assets, ending		$22,590,772	$22,364,001

Units sold		45,288	13,516
Units redeemed		(174,499)	(202,866)
Net increase (decrease)		(129,211)	(189,350)
Units outstanding, beginning		916,187	1,105,537
Units outstanding, ending		786,976	916,187

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$115,847,508
Cost of units redeemed			(98,200,298)
Account charges			(2,673,559)
Net investment income (loss)			3,769,199
Net realized gain (loss)			(14,368,941)
Realized gain distributions			14,524,771
Net change in unrealized appreciation (depreciation)			3,692,092
Net assets			$22,590,772

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$31.39	75	$2,358	N/A	19.0%	12/31/2025	$28.42	712	$20,233	1.30%	17.5%
12/31/2024	26.37	91	2,405	N/A	15.3%	12/31/2024	24.19	825	19,959	1.30%	13.9%
12/31/2023	22.86	101	2,318	N/A	10.6%	12/31/2023	21.25	1,004	21,338	1.30%	9.2%
12/31/2022	20.66	57	1,188	N/A	-5.0%	12/31/2022	19.46	106	2,071	1.30%	-6.2%
12/31/2021	21.74	63	1,363	N/A	24.9%	12/31/2021	20.74	147	3,053	1.30%	23.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	1.7%
2023	3.3%
2022	1.7%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Franklin Small Cap Value VIP Fund 1 Class - 03-906

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,165,227	$4,507,497	278,793
Receivables: investments sold	-
Payables: investments purchased	(58)
Net assets	$4,165,169

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$308,911	14,518	$21.28
Band B	3,856,258	228,045	16.91
Total	$4,165,169	242,563

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$53,119
Mortality & expense charges and administrative fees (Band B)			(66,660)
Net investment income (loss)			(13,541)

Gain (loss) on investments:
Net realized gain (loss)			(474,011)
Realized gain distributions			334,193
Net change in unrealized appreciation (depreciation)			290,069
Net gain (loss)			150,251

Increase (decrease) in net assets from operations			$136,710

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,541)	$(10,827)
Net realized gain (loss)		(474,011)	(225,831)
Realized gain distributions		334,193	178,632
Net change in unrealized appreciation (depreciation)		290,069	892,946

Increase (decrease) in net assets from operations		136,710	834,920

Contract owner transactions:
Proceeds from units sold		60,046	304,349
Cost of units redeemed		(3,918,195)	(1,821,941)
Account charges		(26,293)	(40,555)
Increase (decrease)		(3,884,442)	(1,558,147)
Net increase (decrease)		(3,747,732)	(723,227)
Net assets, beginning		7,912,901	8,636,128
Net assets, ending		$4,165,169	$7,912,901

Units sold		4,948	20,780
Units redeemed		(254,203)	(123,576)
Net increase (decrease)		(249,255)	(102,796)
Units outstanding, beginning		491,818	594,614
Units outstanding, ending		242,563	491,818

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$28,771,115
Cost of units redeemed			(31,911,592)
Account charges			(676,648)
Net investment income (loss)			(276,841)
Net realized gain (loss)			(2,452,319)
Realized gain distributions			11,053,724
Net change in unrealized appreciation (depreciation)			(342,270)
Net assets			$4,165,169

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$21.28	15	$309	N/A	7.9%	12/31/2025	$16.91	228	$3,856	1.30%	6.5%
12/31/2024	19.72	27	537	N/A	12.0%	12/31/2024	15.88	465	7,376	1.30%	10.6%
12/31/2023	17.60	30	528	N/A	13.0%	12/31/2023	14.36	565	8,108	1.30%	11.6%
12/31/2022	15.58	40	620	N/A	-9.8%	12/31/2022	12.87	777	10,000	1.30%	-11.0%
12/31/2021	17.27	40	691	N/A	25.7%	12/31/2021	14.46	849	12,277	1.30%	24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	1.1%
2023	0.6%
2022	1.2%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Templeton Global Bond VIP Fund 1 Class - 03-907

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$292,621	$336,120	20,901
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$292,631

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$4,117	516	$7.98
Band B	288,514	45,494	6.34
Total	$292,631	46,010

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(3,694)
Net investment income (loss)			(3,694)

Gain (loss) on investments:
Net realized gain (loss)			(6,465)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			49,199
Net gain (loss)			42,734

Increase (decrease) in net assets from operations			$39,040

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,694)	$(3,982)
Net realized gain (loss)		(6,465)	(20,897)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		49,199	(16,532)

Increase (decrease) in net assets from operations		39,040	(41,411)

Contract owner transactions:
Proceeds from units sold		2,589	27,994
Cost of units redeemed		(25,148)	(65,340)
Account charges		(508)	(614)
Increase (decrease)		(23,067)	(37,960)
Net increase (decrease)		15,973	(79,371)
Net assets, beginning		276,658	356,029
Net assets, ending		$292,631	$276,658

Units sold		425	4,780
Units redeemed		(4,271)	(10,699)
Net increase (decrease)		(3,846)	(5,919)
Units outstanding, beginning		49,856	55,775
Units outstanding, ending		46,010	49,856

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,086,870
Cost of units redeemed			(6,142,842)
Account charges			(95,204)
Net investment income (loss)			717,919
Net realized gain (loss)			(300,779)
Realized gain distributions			70,166
Net change in unrealized appreciation (depreciation)			(43,499)
Net assets			$292,631

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.98	1	$4	N/A	16.1%	12/31/2025	$6.34	45	$289	1.30%	14.6%
12/31/2024	6.87	1	4	N/A	-11.1%	12/31/2024	5.53	49	273	1.30%	-12.3%
12/31/2023	7.73	3	22	N/A	3.2%	12/31/2023	6.31	53	334	1.30%	1.9%
12/31/2022	7.50	3	22	N/A	-4.8%	12/31/2022	6.19	66	407	1.30%	-6.1%
12/31/2021	7.88	3	25	N/A	-4.6%	12/31/2021	6.59	92	609	1.30%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Franklin Allocation VIP Fund 1 Class - 03-908

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$93,957	$82,838	16,777
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$93,956

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$73,021	5,275	$13.84
Band B	20,935	1,903	11.00
Total	$93,956	7,178

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,915
Mortality & expense charges and administrative fees (Band B)			(258)
Net investment income (loss)			1,657

Gain (loss) on investments:
Net realized gain (loss)			80
Realized gain distributions			3,553
Net change in unrealized appreciation (depreciation)			5,257
Net gain (loss)			8,890

Increase (decrease) in net assets from operations			$10,547

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,657	$1,521
Net realized gain (loss)		80	(13)
Realized gain distributions		3,553	-
Net change in unrealized appreciation (depreciation)		5,257	5,147

Increase (decrease) in net assets from operations		10,547	6,655

Contract owner transactions:
Proceeds from units sold		1,494	5,183
Cost of units redeemed		(375)	(517)
Account charges		(927)	(843)
Increase (decrease)		192	3,823
Net increase (decrease)		10,739	10,478
Net assets, beginning		83,217	72,739
Net assets, ending		$93,956	$83,217

Units sold		116	507
Units redeemed		(108)	(126)
Net increase (decrease)		8	381
Units outstanding, beginning		7,170	6,789
Units outstanding, ending		7,178	7,170

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$819,933
Cost of units redeemed			(906,858)
Account charges			(22,100)
Net investment income (loss)			95,292
Net realized gain (loss)			(57,058)
Realized gain distributions			153,628
Net change in unrealized appreciation (depreciation)			11,119
Net assets			$93,956

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$13.84	5	$73	N/A	13.0%	12/31/2025	$11.00	2	$21	1.30%	11.5%
12/31/2024	12.25	5	64	N/A	9.3%	12/31/2024	9.87	2	19	1.30%	7.9%
12/31/2023	11.21	5	58	N/A	14.8%	12/31/2023	9.14	2	15	1.30%	13.3%
12/31/2022	9.76	4	38	N/A	-15.7%	12/31/2022	8.07	3	28	1.30%	-16.8%
12/31/2021	11.58	4	44	N/A	11.8%	12/31/2021	9.69	6	63	1.30%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.2%
2023	0.7%
2022	2.1%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Templeton Foreign VIP Fund 2 Class - 03-909

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$179,917	$144,297	11,091
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$179,916

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$12,837	915	$14.03
Band B	167,079	14,791	11.30
Total	$179,916	15,706

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,988
Mortality & expense charges and administrative fees (Band B)			(2,034)
Net investment income (loss)			1,954

Gain (loss) on investments:
Net realized gain (loss)			2,687
Realized gain distributions			11,137
Net change in unrealized appreciation (depreciation)			25,120
Net gain (loss)			38,944

Increase (decrease) in net assets from operations			$40,898

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,954	$2,280
Net realized gain (loss)		2,687	4,033
Realized gain distributions		11,137	-
Net change in unrealized appreciation (depreciation)		25,120	(9,866)

Increase (decrease) in net assets from operations		40,898	(3,553)

Contract owner transactions:
Proceeds from units sold		2,427	4,645
Cost of units redeemed		(14,990)	(45,281)
Account charges		(331)	(450)
Increase (decrease)		(12,894)	(41,086)
Net increase (decrease)		28,004	(44,639)
Net assets, beginning		151,912	196,551
Net assets, ending		$179,916	$151,912

Units sold		253	490
Units redeemed		(1,477)	(4,798)
Net increase (decrease)		(1,224)	(4,308)
Units outstanding, beginning		16,930	21,238
Units outstanding, ending		15,706	16,930

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$61,581,182
Cost of units redeemed			(73,903,539)
Account charges			(1,886,384)
Net investment income (loss)			2,138,625
Net realized gain (loss)			11,014,101
Realized gain distributions			1,200,311
Net change in unrealized appreciation (depreciation)			35,620
Net assets			$179,916

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$14.03	1	$13	N/A	29.2%	12/31/2025	$11.30	15	$167	1.30%	27.5%
12/31/2024	10.86	1	11	N/A	-1.0%	12/31/2024	8.86	16	141	1.30%	-2.3%
12/31/2023	10.97	2	23	N/A	20.8%	12/31/2023	9.06	19	173	1.30%	19.2%
12/31/2022	9.08	3	27	N/A	-7.6%	12/31/2022	7.60	32	247	1.30%	-8.8%
12/31/2021	9.83	3	31	N/A	4.2%	12/31/2021	8.34	45	377	1.30%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.4%
2024	2.5%
2023	3.6%
2022	3.1%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Goldman Sachs VIT Government Money Market Fund Service Class - 03-CGK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,590,554	$4,590,554	4,590,161
Receivables: investments sold	-
Payables: investments purchased	(392)
Net assets	$4,590,162

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,587,371	263,344	$6.03
Band B	3,002,791	567,753	5.29
Total	$4,590,162	831,097

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$204,620
Mortality & expense charges and administrative fees (Band B)			(47,696)
Net investment income (loss)			156,924

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$156,923

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$156,924	$230,461
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1)	-

Increase (decrease) in net assets from operations		156,923	230,461

Contract owner transactions:
Proceeds from units sold		3,078,775	3,342,675
Cost of units redeemed		(4,385,437)	(3,909,461)
Account charges		(33,816)	(36,196)
Increase (decrease)		(1,340,478)	(602,982)
Net increase (decrease)		(1,183,555)	(372,521)
Net assets, beginning		5,773,717	6,146,238
Net assets, ending		$4,590,162	$5,773,717

Units sold		631,257	695,929
Units redeemed		(887,273)	(814,749)
Net increase (decrease)		(256,016)	(118,820)
Units outstanding, beginning		1,087,113	1,205,933
Units outstanding, ending		831,097	1,087,113

* Date of Fund Inception into Variable Account: 11 /19 /2015
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$135,544,103
Cost of units redeemed			(130,240,244)
Account charges			(898,678)
Net investment income (loss)			184,981
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$4,590,162

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.03	263	$1,587	N/A	3.9%	12/31/2025	$5.29	568	$3,003	1.30%	2.6%
12/31/2024	5.80	260	1,510	N/A	4.9%	12/31/2024	5.16	827	4,264	1.30%	3.5%
12/31/2023	5.53	255	1,412	N/A	4.8%	12/31/2023	4.98	951	4,734	1.30%	3.4%
12/31/2022	5.28	297	1,567	N/A	1.4%	12/31/2022	4.82	2,144	10,328	1.30%	0.1%
12/31/2021	5.21	325	1,694	N/A	0.0%	12/31/2021	4.81	2,412	11,610	1.30%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.9%
2024	4.9%
2023	4.4%
2022	1.4%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Global Research Portfolio Institutional Class - 03-606

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,449,305	$1,948,832	43,294
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$3,449,296

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,854,132	67,750	$27.37
Band B	1,595,164	58,058	27.48
Total	$3,449,296	125,808

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$24,627
Mortality & expense charges and administrative fees (Band B)			(20,093)
Net investment income (loss)			4,534

Gain (loss) on investments:
Net realized gain (loss)			182,599
Realized gain distributions			285,572
Net change in unrealized appreciation (depreciation)			146,607
Net gain (loss)			614,778

Increase (decrease) in net assets from operations			$619,312

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,534	$4,525
Net realized gain (loss)		182,599	226,866
Realized gain distributions		285,572	100,814
Net change in unrealized appreciation (depreciation)		146,607	299,904

Increase (decrease) in net assets from operations		619,312	632,109

Contract owner transactions:
Proceeds from units sold		41,143	150,636
Cost of units redeemed		(374,342)	(501,271)
Account charges		(29,104)	(27,295)
Increase (decrease)		(362,303)	(377,930)
Net increase (decrease)		257,009	254,179
Net assets, beginning		3,192,287	2,938,108
Net assets, ending		$3,449,296	$3,192,287

Units sold		1,725	6,750
Units redeemed		(15,848)	(24,963)
Net increase (decrease)		(14,123)	(18,213)
Units outstanding, beginning		139,931	158,144
Units outstanding, ending		125,808	139,931

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$77,872,139
Cost of units redeemed			(77,295,015)
Account charges			(1,884,230)
Net investment income (loss)			1,314,827
Net realized gain (loss)			582,616
Realized gain distributions			1,358,486
Net change in unrealized appreciation (depreciation)			1,500,473
Net assets			$3,449,296

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$27.37	68	$1,854	N/A	20.9%	12/31/2025	$27.48	58	$1,595	1.30%	19.4%
12/31/2024	22.63	75	1,690	N/A	23.6%	12/31/2024	23.02	65	1,502	1.30%	22.0%
12/31/2023	18.31	83	1,522	N/A	26.8%	12/31/2023	18.87	75	1,416	1.30%	25.1%
12/31/2022	14.45	99	1,431	N/A	-19.4%	12/31/2022	15.08	83	1,251	1.30%	-20.5%
12/31/2021	17.93	104	1,867	N/A	18.1%	12/31/2021	18.96	100	1,887	1.30%	16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	0.8%
2023	0.9%
2022	1.5%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Overseas Portfolio Service Class - 03-609

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,797,997	$22,307,136	467,701
Receivables: investments sold	-
Payables: investments purchased	(418)
Net assets	$24,797,579

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,296,474	86,996	$14.90
Band B	23,501,105	1,958,586	12.00
Total	$24,797,579	2,045,582

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$316,247
Mortality & expense charges and administrative fees (Band B)			(172,502)
Net investment income (loss)			143,745

Gain (loss) on investments:
Net realized gain (loss)			157,885
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,484,382
Net gain (loss)			2,642,267

Increase (decrease) in net assets from operations			$2,786,012

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$143,745	$12
Net realized gain (loss)		157,885	3,505
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,484,382	240

Increase (decrease) in net assets from operations		2,786,012	3,757

Contract owner transactions:
Proceeds from units sold		24,455,405	1,767
Cost of units redeemed		(2,436,866)	(26,170)
Account charges		(67,188)	(98)
Increase (decrease)		21,951,351	(24,501)
Net increase (decrease)		24,737,363	(20,744)
Net assets, beginning		60,216	80,960
Net assets, ending		$24,797,579	$60,216

Units sold		2,263,715	183
Units redeemed		(224,455)	(2,685)
Net increase (decrease)		2,039,260	(2,502)
Units outstanding, beginning		6,322	8,824
Units outstanding, ending		2,045,582	6,322

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$25,474,948
Cost of units redeemed			(3,306,055)
Account charges			(84,581)
Net investment income (loss)			167,922
Net realized gain (loss)			(36,146)
Realized gain distributions			90,630
Net change in unrealized appreciation (depreciation)			2,490,861
Net assets			$24,797,579

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$14.90	87	$1,296	N/A	28.6%	12/31/2025	$12.00	1,959	$23,501	1.30%	26.9%
12/31/2024	11.59	0	2	N/A	5.6%	12/31/2024	9.45	6	58	1.30%	4.2%
12/31/2023	10.98	0	5	N/A	10.6%	12/31/2023	9.07	8	76	1.30%	9.2%
12/31/2022	9.93	1	11	N/A	-8.8%	12/31/2022	8.31	11	95	1.30%	-10.0%
12/31/2021	10.89	1	13	N/A	13.3%	12/31/2021	9.24	14	131	1.30%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	1.3%
2023	1.3%
2022	1.6%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Mid Cap Value Portfolio Service Class - 03-259

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$342,309	$328,045	20,399
Receivables: investments sold	-
Payables: investments purchased	(7)
Net assets	$342,302

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$77,192	3,443	$22.42
Band B	265,110	14,685	18.05
Total	$342,302	18,128

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,725
Mortality & expense charges and administrative fees (Band B)			(3,519)
Net investment income (loss)			1,206

Gain (loss) on investments:
Net realized gain (loss)			7,627
Realized gain distributions			30,251
Net change in unrealized appreciation (depreciation)			(22,927)
Net gain (loss)			14,951

Increase (decrease) in net assets from operations			$16,157

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,206	$(773)
Net realized gain (loss)		7,627	3,509
Realized gain distributions		30,251	19,515
Net change in unrealized appreciation (depreciation)		(22,927)	16,561

Increase (decrease) in net assets from operations		16,157	38,812

Contract owner transactions:
Proceeds from units sold		148	44,520
Cost of units redeemed		(87,418)	(32,397)
Account charges		(1,545)	(1,536)
Increase (decrease)		(88,815)	10,587
Net increase (decrease)		(72,658)	49,399
Net assets, beginning		414,960	365,561
Net assets, ending		$342,302	$414,960

Units sold		7	2,501
Units redeemed		(5,205)	(2,015)
Net increase (decrease)		(5,198)	486
Units outstanding, beginning		23,326	22,840
Units outstanding, ending		18,128	23,326

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$672,008
Cost of units redeemed			(626,039)
Account charges			(22,271)
Net investment income (loss)			3,878
Net realized gain (loss)			42,133
Realized gain distributions			258,329
Net change in unrealized appreciation (depreciation)			14,264
Net assets			$342,302

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$22.42	3	$77	N/A	6.3%	12/31/2025	$18.05	15	$265	1.30%	4.9%
12/31/2024	21.09	4	74	N/A	12.8%	12/31/2024	17.21	20	341	1.30%	11.3%
12/31/2023	18.70	4	73	N/A	11.1%	12/31/2023	15.45	19	293	1.30%	9.7%
12/31/2022	16.83	4	66	N/A	-5.8%	12/31/2022	14.09	19	274	1.30%	-7.0%
12/31/2021	17.86	4	72	N/A	19.4%	12/31/2021	15.15	22	335	1.30%	17.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	0.8%
2023	0.9%
2022	1.1%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Balanced Portfolio Service Class - 03-611

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,519,197	$4,654,466	126,411
Receivables: investments sold	-
Payables: investments purchased	(165)
Net assets	$7,519,032

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,491,184	203,880	$12.22
Band B	5,027,848	462,924	10.86
Total	$7,519,032	666,804

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$125,403
Mortality & expense charges and administrative fees (Band B)			(65,379)
Net investment income (loss)			60,024

Gain (loss) on investments:
Net realized gain (loss)			702,310
Realized gain distributions			231,245
Net change in unrealized appreciation (depreciation)			(48,511)
Net gain (loss)			885,044

Increase (decrease) in net assets from operations			$945,068

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$60,024	$78,670
Net realized gain (loss)		702,310	668,288
Realized gain distributions		231,245	-
Net change in unrealized appreciation (depreciation)		(48,511)	456,937

Increase (decrease) in net assets from operations		945,068	1,203,895

Contract owner transactions:
Proceeds from units sold		68,633	203,892
Cost of units redeemed		(1,921,924)	(1,827,249)
Account charges		(49,024)	(61,170)
Increase (decrease)		(1,902,315)	(1,684,527)
Net increase (decrease)		(957,247)	(480,632)
Net assets, beginning		8,476,279	8,956,911
Net assets, ending		$7,519,032	$8,476,279

Units sold		6,591	23,739
Units redeemed		(189,584)	(201,343)
Net increase (decrease)		(182,993)	(177,604)
Units outstanding, beginning		849,797	1,027,401
Units outstanding, ending		666,804	849,797

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$17,449,772
Cost of units redeemed			(18,826,080)
Account charges			(677,148)
Net investment income (loss)			803,894
Net realized gain (loss)			4,405,053
Realized gain distributions			1,498,810
Net change in unrealized appreciation (depreciation)			2,864,731
Net assets			$7,519,032

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$12.22	204	$2,491	N/A	14.8%	12/31/2025	$10.86	463	$5,028	1.30%	13.3%
12/31/2024	10.64	314	3,345	N/A	15.1%	12/31/2024	9.58	535	5,131	1.30%	13.7%
12/31/2023	9.24	363	3,356	N/A	15.1%	12/31/2023	8.43	664	5,601	1.30%	13.7%
12/31/2022	8.03	381	3,055	N/A	-16.6%	12/31/2022	7.42	809	6,002	1.30%	-17.7%
12/31/2021	9.63	442	4,259	N/A	16.9%	12/31/2021	9.01	1,021	9,205	1.30%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.7%
2023	1.7%
2022	1.0%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Flexible Bond Portfolio Institutional Class - 03-607

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,698,544	$15,385,461	1,379,485
Receivables: investments sold	-
Payables: investments purchased	(247)
Net assets	$13,698,297

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,082,633	68,624	$15.78
Band B	12,615,664	1,365,252	9.24
Total	$13,698,297	1,433,876

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$740,129
Mortality & expense charges and administrative fees (Band B)			(163,564)
Net investment income (loss)			576,565

Gain (loss) on investments:
Net realized gain (loss)			(404,641)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			663,193
Net gain (loss)			258,552

Increase (decrease) in net assets from operations			$835,117

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$576,565	$535,212
Net realized gain (loss)		(404,641)	(497,467)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		663,193	90,197

Increase (decrease) in net assets from operations		835,117	127,942

Contract owner transactions:
Proceeds from units sold		1,946,175	1,305,147
Cost of units redeemed		(2,631,832)	(2,625,634)
Account charges		(72,278)	(81,447)
Increase (decrease)		(757,935)	(1,401,934)
Net increase (decrease)		77,182	(1,273,992)
Net assets, beginning		13,621,115	14,895,107
Net assets, ending		$13,698,297	$13,621,115

Units sold		222,772	159,340
Units redeemed		(298,751)	(309,971)
Net increase (decrease)		(75,979)	(150,631)
Units outstanding, beginning		1,509,855	1,660,486
Units outstanding, ending		1,433,876	1,509,855

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$254,209,755
Cost of units redeemed			(273,930,624)
Account charges			(8,306,575)
Net investment income (loss)			35,140,462
Net realized gain (loss)			1,502,776
Realized gain distributions			6,769,420
Net change in unrealized appreciation (depreciation)			(1,686,917)
Net assets			$13,698,297

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$15.78	69	$1,083	N/A	7.4%	12/31/2025	$9.24	1,365	$12,616	1.30%	6.0%
12/31/2024	14.69	77	1,133	N/A	2.0%	12/31/2024	8.72	1,433	12,488	1.30%	0.6%
12/31/2023	14.41	89	1,286	N/A	5.5%	12/31/2023	8.66	1,571	13,609	1.30%	4.1%
12/31/2022	13.66	96	1,315	N/A	-13.7%	12/31/2022	8.32	1,668	13,870	1.30%	-14.8%
12/31/2021	15.82	108	1,701	N/A	-0.9%	12/31/2021	9.76	1,994	19,455	1.30%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.4%
2024	5.0%
2023	4.3%
2022	2.5%
2021	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Forty Portfolio Institutional Class - 03-602

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,031,159	$790,315	17,352
Receivables: investments sold	-
Payables: investments purchased	(29)
Net assets	$1,031,130

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$68,874	1,922	$35.83
Band B	962,256	33,787	28.48
Total	$1,031,130	35,709

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,720
Mortality & expense charges and administrative fees (Band B)			(11,092)
Net investment income (loss)			(8,372)

Gain (loss) on investments:
Net realized gain (loss)			8,652
Realized gain distributions			106,049
Net change in unrealized appreciation (depreciation)			35,324
Net gain (loss)			150,025

Increase (decrease) in net assets from operations			$141,653

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,372)	$(9,324)
Net realized gain (loss)		8,652	29,594
Realized gain distributions		106,049	50,177
Net change in unrealized appreciation (depreciation)		35,324	134,069

Increase (decrease) in net assets from operations		141,653	204,516

Contract owner transactions:
Proceeds from units sold		51,630	4,071
Cost of units redeemed		(26,752)	(133,935)
Account charges		(1,216)	(1,438)
Increase (decrease)		23,662	(131,302)
Net increase (decrease)		165,315	73,214
Net assets, beginning		865,815	792,601
Net assets, ending		$1,031,130	$865,815

Units sold		1,820	186
Units redeemed		(1,039)	(5,577)
Net increase (decrease)		781	(5,391)
Units outstanding, beginning		34,928	40,319
Units outstanding, ending		35,709	34,928

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,247,303
Cost of units redeemed			(3,901,102)
Account charges			(55,588)
Net investment income (loss)			(87,609)
Net realized gain (loss)			420,984
Realized gain distributions			1,166,298
Net change in unrealized appreciation (depreciation)			240,844
Net assets			$1,031,130

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$35.83	2	$69	N/A	18.1%	12/31/2025	$28.48	34	$962	1.30%	16.6%
12/31/2024	30.33	2	66	N/A	28.5%	12/31/2024	24.42	33	800	1.30%	26.8%
12/31/2023	23.61	4	87	N/A	40.0%	12/31/2023	19.26	37	705	1.30%	38.2%
12/31/2022	16.87	4	66	N/A	-33.6%	12/31/2022	13.94	47	659	1.30%	-34.4%
12/31/2021	25.39	4	111	N/A	22.9%	12/31/2021	21.25	54	1,151	1.30%	21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.1%
2023	0.2%
2022	0.2%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 03-866

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$271,042	$278,036	11,283
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$271,042

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$29,482	808	$36.49
Band B	241,560	8,222	29.38
Total	$271,042	9,030

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(3,519)
Net investment income (loss)			(3,519)

Gain (loss) on investments:
Net realized gain (loss)			12,569
Realized gain distributions			43,452
Net change in unrealized appreciation (depreciation)			(37,351)
Net gain (loss)			18,670

Increase (decrease) in net assets from operations			$15,151

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,519)	$(4,550)
Net realized gain (loss)		12,569	6,293
Realized gain distributions		43,452	23,052
Net change in unrealized appreciation (depreciation)		(37,351)	55,122

Increase (decrease) in net assets from operations		15,151	79,917

Contract owner transactions:
Proceeds from units sold		1,236	2,279
Cost of units redeemed		(109,416)	(132,984)
Account charges		(757)	(979)
Increase (decrease)		(108,937)	(131,684)
Net increase (decrease)		(93,786)	(51,767)
Net assets, beginning		364,828	416,595
Net assets, ending		$271,042	$364,828

Units sold		42	85
Units redeemed		(3,583)	(5,151)
Net increase (decrease)		(3,541)	(5,066)
Units outstanding, beginning		12,571	17,637
Units outstanding, ending		9,030	12,571

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,252,392
Cost of units redeemed			(2,824,009)
Account charges			(37,655)
Net investment income (loss)			(121,450)
Net realized gain (loss)			170,437
Realized gain distributions			838,321
Net change in unrealized appreciation (depreciation)			(6,994)
Net assets			$271,042

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$36.49	1	$29	N/A	5.2%	12/31/2025	$29.38	8	$242	1.30%	3.9%
12/31/2024	34.67	1	50	N/A	23.8%	12/31/2024	28.28	11	315	1.30%	22.2%
12/31/2023	28.02	2	47	N/A	18.0%	12/31/2023	23.15	16	369	1.30%	16.4%
12/31/2022	23.75	2	40	N/A	-28.8%	12/31/2022	19.89	25	498	1.30%	-29.7%
12/31/2021	33.37	1	48	N/A	12.7%	12/31/2021	28.30	30	857	1.30%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 03-870

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$282,765	$271,892	17,230
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$282,759

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$110,859	3,290	$33.70
Band B	171,900	6,823	25.20
Total	$282,759	10,113

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,211
Mortality & expense charges and administrative fees (Band B)			(2,250)
Net investment income (loss)			(1,039)

Gain (loss) on investments:
Net realized gain (loss)			(304)
Realized gain distributions			28,445
Net change in unrealized appreciation (depreciation)			(3,072)
Net gain (loss)			25,069

Increase (decrease) in net assets from operations			$24,030

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,039)	$(1,213)
Net realized gain (loss)		(304)	6,207
Realized gain distributions		28,445	11,197
Net change in unrealized appreciation (depreciation)		(3,072)	15,930

Increase (decrease) in net assets from operations		24,030	32,121

Contract owner transactions:
Proceeds from units sold		3,262	4,768
Cost of units redeemed		(78,074)	(125,651)
Account charges		(1,516)	(1,658)
Increase (decrease)		(76,328)	(122,541)
Net increase (decrease)		(52,298)	(90,420)
Net assets, beginning		335,057	425,477
Net assets, ending		$282,759	$335,057

Units sold		129	193
Units redeemed		(3,433)	(5,551)
Net increase (decrease)		(3,304)	(5,358)
Units outstanding, beginning		13,417	18,775
Units outstanding, ending		10,113	13,417

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$23,066,566
Cost of units redeemed			(26,121,654)
Account charges			(342,345)
Net investment income (loss)			(263,242)
Net realized gain (loss)			1,997,257
Realized gain distributions			1,935,304
Net change in unrealized appreciation (depreciation)			10,873
Net assets			$282,759

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$33.70	3	$111	N/A	11.6%	12/31/2025	$25.20	7	$172	1.30%	10.1%
12/31/2024	30.20	4	116	N/A	8.8%	12/31/2024	22.88	10	219	1.30%	7.4%
12/31/2023	27.76	4	110	N/A	11.0%	12/31/2023	21.30	15	316	1.30%	9.6%
12/31/2022	25.01	4	99	N/A	-9.8%	12/31/2022	19.44	16	313	1.30%	-10.9%
12/31/2021	27.71	4	124	N/A	32.8%	12/31/2021	21.82	18	394	1.30%	31.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.7%
2023	1.0%
2022	0.6%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Neuberger Berman Short Duration Bond Portfolio I Class - 03-875

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$367,858	$393,605	38,038
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$367,846

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$32,718	4,207	$7.78
Band B	335,128	57,859	5.79
Total	$367,846	62,066

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$19,476
Mortality & expense charges and administrative fees (Band B)			(4,317)
Net investment income (loss)			15,159

Gain (loss) on investments:
Net realized gain (loss)			(1,606)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,493
Net gain (loss)			887

Increase (decrease) in net assets from operations			$16,046

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,159	$16,445
Net realized gain (loss)		(1,606)	(3,324)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,493	5,677

Increase (decrease) in net assets from operations		16,046	18,798

Contract owner transactions:
Proceeds from units sold		2,979	8,314
Cost of units redeemed		(22,485)	(57,695)
Account charges		(569)	(682)
Increase (decrease)		(20,075)	(50,063)
Net increase (decrease)		(4,029)	(31,265)
Net assets, beginning		371,875	403,140
Net assets, ending		$367,846	$371,875

Units sold		519	1,516
Units redeemed		(3,711)	(10,640)
Net increase (decrease)		(3,192)	(9,124)
Units outstanding, beginning		65,258	74,382
Units outstanding, ending		62,066	65,258

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$97,703,281
Cost of units redeemed			(96,998,014)
Account charges			(1,312,089)
Net investment income (loss)			2,346,463
Net realized gain (loss)			(1,346,048)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(25,747)
Net assets			$367,846

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.78	4	$33	N/A	5.7%	12/31/2025	$5.79	58	$335	1.30%	4.3%
12/31/2024	7.36	5	39	N/A	6.1%	12/31/2024	5.55	60	333	1.30%	4.7%
12/31/2023	6.93	5	38	N/A	5.9%	12/31/2023	5.30	69	366	1.30%	4.5%
12/31/2022	6.55	6	37	N/A	-5.2%	12/31/2022	5.07	69	352	1.30%	-6.4%
12/31/2021	6.91	6	40	N/A	0.7%	12/31/2021	5.42	72	392	1.30%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.3%
2024	5.4%
2023	4.6%
2022	3.8%
2021	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Pioneer Select Mid Cap Growth VCT Portfolio I Class - 03-597

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,972,900	$1,678,007	67,263
Receivables: investments sold	-
Payables: investments purchased	(38)
Net assets	$1,972,862

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$896,919	20,487	$43.78
Band B	1,075,943	26,716	40.27
Total	$1,972,862	47,203

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(12,905)
Net investment income (loss)			(12,905)

Gain (loss) on investments:
Net realized gain (loss)			12,912
Realized gain distributions			195,391
Net change in unrealized appreciation (depreciation)			126,110
Net gain (loss)			334,413

Increase (decrease) in net assets from operations			$321,508

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,905)	$(12,594)
Net realized gain (loss)		12,912	2,374
Realized gain distributions		195,391	-
Net change in unrealized appreciation (depreciation)		126,110	398,816

Increase (decrease) in net assets from operations		321,508	388,596

Contract owner transactions:
Proceeds from units sold		46,697	19,072
Cost of units redeemed		(149,189)	(500,058)
Account charges		(15,151)	(16,183)
Increase (decrease)		(117,643)	(497,169)
Net increase (decrease)		203,865	(108,573)
Net assets, beginning		1,768,997	1,877,570
Net assets, ending		$1,972,862	$1,768,997

Units sold		1,219	610
Units redeemed		(4,560)	(15,914)
Net increase (decrease)		(3,341)	(15,304)
Units outstanding, beginning		50,544	65,848
Units outstanding, ending		47,203	50,544

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$17,978,404
Cost of units redeemed			(21,335,144)
Account charges			(901,938)
Net investment income (loss)			(397,546)
Net realized gain (loss)			1,902,911
Realized gain distributions			4,431,282
Net change in unrealized appreciation (depreciation)			294,893
Net assets			$1,972,862

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$43.78	20	$897	N/A	20.5%	12/31/2025	$40.27	27	$1,076	1.30%	18.9%
12/31/2024	36.34	23	841	N/A	23.9%	12/31/2024	33.87	27	928	1.30%	22.3%
12/31/2023	29.32	33	977	N/A	18.8%	12/31/2023	27.69	33	900	1.30%	17.2%
12/31/2022	24.69	34	848	N/A	-31.1%	12/31/2022	23.61	34	804	1.30%	-31.9%
12/31/2021	35.81	37	1,341	N/A	8.1%	12/31/2021	34.70	37	1,283	1.30%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Pioneer Equity Income VCT Portfolio II Class - 03-598

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$133,484	$171,299	10,781
Receivables: investments sold	-
Payables: investments purchased	(105)
Net assets	$133,379

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$17,158	577	$29.74
Band B	116,221	4,854	23.94
Total	$133,379	5,431

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,785
Mortality & expense charges and administrative fees (Band B)			(1,631)
Net investment income (loss)			1,154

Gain (loss) on investments:
Net realized gain (loss)			(15,031)
Realized gain distributions			20,048
Net change in unrealized appreciation (depreciation)			6,944
Net gain (loss)			11,961

Increase (decrease) in net assets from operations			$13,115

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,154	$1,376
Net realized gain (loss)		(15,031)	(8,002)
Realized gain distributions		20,048	31,027
Net change in unrealized appreciation (depreciation)		6,944	(8,659)

Increase (decrease) in net assets from operations		13,115	15,742

Contract owner transactions:
Proceeds from units sold		687	1,280
Cost of units redeemed		(46,351)	(22,463)
Account charges		(228)	(314)
Increase (decrease)		(45,892)	(21,497)
Net increase (decrease)		(32,777)	(5,755)
Net assets, beginning		166,156	171,911
Net assets, ending		$133,379	$166,156

Units sold		28	57
Units redeemed		(2,020)	(1,026)
Net increase (decrease)		(1,992)	(969)
Units outstanding, beginning		7,423	8,392
Units outstanding, ending		5,431	7,423

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$748,483
Cost of units redeemed			(849,957)
Account charges			(9,972)
Net investment income (loss)			26,386
Net realized gain (loss)			(81,083)
Realized gain distributions			337,337
Net change in unrealized appreciation (depreciation)			(37,815)
Net assets			$133,379

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$29.74	1	$17	N/A	11.1%	12/31/2025	$23.94	5	$116	1.30%	9.7%
12/31/2024	26.76	1	22	N/A	11.0%	12/31/2024	21.83	7	144	1.30%	9.5%
12/31/2023	24.11	1	27	N/A	7.2%	12/31/2023	19.93	7	145	1.30%	5.8%
12/31/2022	22.50	1	32	N/A	-7.9%	12/31/2022	18.84	8	142	1.30%	-9.1%
12/31/2021	24.44	2	43	N/A	25.3%	12/31/2021	20.73	10	201	1.30%	23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	1.9%
2023	1.6%
2022	1.4%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Pioneer Bond VCT Portfolio I Class - 03-CPG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,694,710	$1,849,319	173,456
Receivables: investments sold	-
Payables: investments purchased	(32)
Net assets	$1,694,678

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$732,008	114,951	$6.37
Band B	962,670	170,077	5.66
Total	$1,694,678	285,028

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$82,992
Mortality & expense charges and administrative fees (Band B)			(14,498)
Net investment income (loss)			68,494

Gain (loss) on investments:
Net realized gain (loss)			(65,210)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			143,045
Net gain (loss)			77,835

Increase (decrease) in net assets from operations			$146,329

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$68,494	$81,895
Net realized gain (loss)		(65,210)	(80,283)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		143,045	49,484

Increase (decrease) in net assets from operations		146,329	51,096

Contract owner transactions:
Proceeds from units sold		42,089	71,578
Cost of units redeemed		(512,056)	(516,896)
Account charges		(12,417)	(14,927)
Increase (decrease)		(482,384)	(460,245)
Net increase (decrease)		(336,055)	(409,149)
Net assets, beginning		2,030,733	2,439,882
Net assets, ending		$1,694,678	$2,030,733

Units sold		7,283	13,486
Units redeemed		(94,429)	(97,436)
Net increase (decrease)		(87,146)	(83,950)
Units outstanding, beginning		372,174	456,124
Units outstanding, ending		285,028	372,174

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$32,937,370
Cost of units redeemed			(33,366,975)
Account charges			(600,311)
Net investment income (loss)			1,982,324
Net realized gain (loss)			587,501
Realized gain distributions			309,378
Net change in unrealized appreciation (depreciation)			(154,609)
Net assets			$1,694,678

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.37	115	$732	N/A	9.2%	12/31/2025	$5.66	170	$963	1.30%	7.8%
12/31/2024	5.83	132	768	N/A	3.2%	12/31/2024	5.25	241	1,263	1.30%	1.8%
12/31/2023	5.65	177	1,000	N/A	7.0%	12/31/2023	5.16	279	1,440	1.30%	5.6%
12/31/2022	5.28	185	978	N/A	-14.2%	12/31/2022	4.88	303	1,479	1.30%	-15.3%
12/31/2021	6.16	211	1,297	N/A	0.4%	12/31/2021	5.77	412	2,379	1.30%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.5%
2024	4.5%
2023	3.9%
2022	2.3%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Pioneer Equity Income VCT Portfolio I Class - 03-CPF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,489,739	$8,905,222	543,093
Receivables: investments sold	239
Payables: investments purchased	-
Net assets	$6,489,978

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,421,855	236,497	$10.24
Band B	4,068,123	446,928	9.10
Total	$6,489,978	683,425

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$148,067
Mortality & expense charges and administrative fees (Band B)			(53,064)
Net investment income (loss)			95,003

Gain (loss) on investments:
Net realized gain (loss)			(460,146)
Realized gain distributions			975,950
Net change in unrealized appreciation (depreciation)			41,861
Net gain (loss)			557,665

Increase (decrease) in net assets from operations			$652,668

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$95,003	$110,178
Net realized gain (loss)		(460,146)	(1,063,887)
Realized gain distributions		975,950	1,483,434
Net change in unrealized appreciation (depreciation)		41,861	216,262

Increase (decrease) in net assets from operations		652,668	745,987

Contract owner transactions:
Proceeds from units sold		56,196	102,559
Cost of units redeemed		(983,559)	(2,149,300)
Account charges		(43,255)	(53,192)
Increase (decrease)		(970,618)	(2,099,933)
Net increase (decrease)		(317,950)	(1,353,946)
Net assets, beginning		6,807,928	8,161,874
Net assets, ending		$6,489,978	$6,807,928

Units sold		9,788	12,668
Units redeemed		(117,502)	(262,920)
Net increase (decrease)		(107,714)	(250,252)
Units outstanding, beginning		791,139	1,041,391
Units outstanding, ending		683,425	791,139

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$32,397,121
Cost of units redeemed			(33,958,064)
Account charges			(890,753)
Net investment income (loss)			1,668,262
Net realized gain (loss)			(10,430,850)
Realized gain distributions			20,119,745
Net change in unrealized appreciation (depreciation)			(2,415,483)
Net assets			$6,489,978

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$10.24	236	$2,422	N/A	11.4%	12/31/2025	$9.10	447	$4,068	1.30%	10.0%
12/31/2024	9.19	283	2,603	N/A	11.3%	12/31/2024	8.28	508	4,205	1.30%	9.8%
12/31/2023	8.26	430	3,553	N/A	7.5%	12/31/2023	7.54	611	4,608	1.30%	6.1%
12/31/2022	7.69	496	3,815	N/A	-7.8%	12/31/2022	7.11	1,559	11,077	1.30%	-8.9%
12/31/2021	8.33	553	4,611	N/A	25.7%	12/31/2021	7.80	2,091	16,319	1.30%	24.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.3%
2023	1.6%
2022	1.7%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Pioneer Fund VCT Portfolio I Class - 03-596

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,022,336	$863,335	52,024
Receivables: investments sold	-
Payables: investments purchased	(30)
Net assets	$1,022,306

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$576,781	17,103	$33.72
Band B	445,525	10,689	41.68
Total	$1,022,306	27,792

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,065
Mortality & expense charges and administrative fees (Band B)			(5,462)
Net investment income (loss)			(397)

Gain (loss) on investments:
Net realized gain (loss)			13,519
Realized gain distributions			171,747
Net change in unrealized appreciation (depreciation)			23,309
Net gain (loss)			208,575

Increase (decrease) in net assets from operations			$208,178

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(397)	$3,475
Net realized gain (loss)		13,519	9,173
Realized gain distributions		171,747	55,022
Net change in unrealized appreciation (depreciation)		23,309	153,216

Increase (decrease) in net assets from operations		208,178	220,886

Contract owner transactions:
Proceeds from units sold		34,282	62,270
Cost of units redeemed		(438,980)	(99,961)
Account charges		(9,033)	(10,089)
Increase (decrease)		(413,731)	(47,780)
Net increase (decrease)		(205,553)	173,106
Net assets, beginning		1,227,859	1,054,753
Net assets, ending		$1,022,306	$1,227,859

Units sold		879	1,772
Units redeemed		(15,012)	(3,601)
Net increase (decrease)		(14,133)	(1,829)
Units outstanding, beginning		41,925	43,754
Units outstanding, ending		27,792	41,925

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$103,890,576
Cost of units redeemed			(111,002,590)
Account charges			(2,854,914)
Net investment income (loss)			1,001,659
Net realized gain (loss)			(1,128,636)
Realized gain distributions			10,957,210
Net change in unrealized appreciation (depreciation)			159,001
Net assets			$1,022,306

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$33.72	17	$577	N/A	23.4%	12/31/2025	$41.68	11	$446	1.30%	21.8%
12/31/2024	27.34	30	822	N/A	22.7%	12/31/2024	34.23	12	406	1.30%	21.1%
12/31/2023	22.29	30	679	N/A	28.9%	12/31/2023	28.27	13	376	1.30%	27.3%
12/31/2022	17.29	31	534	N/A	-19.5%	12/31/2022	22.22	15	340	1.30%	-20.5%
12/31/2021	21.47	31	671	N/A	28.0%	12/31/2021	27.96	22	623	1.30%	26.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.7%
2023	0.9%
2022	0.6%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Royce Capital Small-Cap Portfolio Investor Class - 03-750

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$359,066	$347,780	38,114
Receivables: investments sold	-
Payables: investments purchased	(25)
Net assets	$359,041

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$6,176	375	$16.47
Band B	352,865	26,958	13.09
Total	$359,041	27,333

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,519
Mortality & expense charges and administrative fees (Band B)			(4,397)
Net investment income (loss)			2,122

Gain (loss) on investments:
Net realized gain (loss)			3,265
Realized gain distributions			25,055
Net change in unrealized appreciation (depreciation)			(3,624)
Net gain (loss)			24,696

Increase (decrease) in net assets from operations			$26,818

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,122	$(349)
Net realized gain (loss)		3,265	3,762
Realized gain distributions		25,055	15,493
Net change in unrealized appreciation (depreciation)		(3,624)	(10,501)

Increase (decrease) in net assets from operations		26,818	8,405

Contract owner transactions:
Proceeds from units sold		5,585	90,363
Cost of units redeemed		(52,305)	(49,338)
Account charges		(1,127)	(1,177)
Increase (decrease)		(47,847)	39,848
Net increase (decrease)		(21,029)	48,253
Net assets, beginning		380,070	331,817
Net assets, ending		$359,041	$380,070

Units sold		525	7,744
Units redeemed		(4,318)	(4,344)
Net increase (decrease)		(3,793)	3,400
Units outstanding, beginning		31,126	27,726
Units outstanding, ending		27,333	31,126

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,638,286
Cost of units redeemed			(1,743,524)
Account charges			(27,230)
Net investment income (loss)			(36,658)
Net realized gain (loss)			(7,294)
Realized gain distributions			524,175
Net change in unrealized appreciation (depreciation)			11,286
Net assets			$359,041

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$16.47	0	$6	N/A	8.9%	12/31/2025	$13.09	27	$353	1.30%	7.5%
12/31/2024	15.12	0	6	N/A	3.4%	12/31/2024	12.17	31	374	1.30%	2.1%
12/31/2023	14.62	0	6	N/A	25.9%	12/31/2023	11.93	27	326	1.30%	24.3%
12/31/2022	11.61	0	5	N/A	-9.2%	12/31/2022	9.60	31	300	1.30%	-10.4%
12/31/2021	12.79	0	5	N/A	28.8%	12/31/2021	10.71	32	343	1.30%	27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	1.3%
2023	0.8%
2022	0.4%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust TOPS Managed Risk Balanced ETF Portfolio 2 Class - 03-087

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$59,235	$76,918	3,871
Receivables: investments sold	8
Payables: investments purchased	-
Net assets	$59,243

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$37,193	1,594	$23.33
Band B	22,050	1,094	20.15
Total	$59,243	2,688

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,554
Mortality & expense charges and administrative fees (Band B)			(1,993)
Net investment income (loss)			561

Gain (loss) on investments:
Net realized gain (loss)			(80,964)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			97,358
Net gain (loss)			16,394

Increase (decrease) in net assets from operations			$16,955

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$561	$4,325
Net realized gain (loss)		(80,964)	(15,520)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		97,358	24,961

Increase (decrease) in net assets from operations		16,955	13,766

Contract owner transactions:
Proceeds from units sold		3,229	2,527
Cost of units redeemed		(234,447)	(30,979)
Account charges		(1,136)	(1,247)
Increase (decrease)		(232,354)	(29,699)
Net increase (decrease)		(215,399)	(15,933)
Net assets, beginning		274,642	290,575
Net assets, ending		$59,243	$274,642

Units sold		144	127
Units redeemed		(11,674)	(1,741)
Net increase (decrease)		(11,530)	(1,614)
Units outstanding, beginning		14,218	15,832
Units outstanding, ending		2,688	14,218

* Date of Fund Inception into Variable Account: 9 /26 /2014
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$905,397
Cost of units redeemed			(954,195)
Account charges			(37,948)
Net investment income (loss)			97,239
Net realized gain (loss)			(155,097)
Realized gain distributions			221,530
Net change in unrealized appreciation (depreciation)			(17,683)
Net assets			$59,243

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$23.33	2	$37	N/A	9.0%	12/31/2025	$20.15	1	$22	1.30%	7.6%
12/31/2024	21.40	3	67	N/A	6.1%	12/31/2024	18.73	11	208	1.30%	4.7%
12/31/2023	20.17	3	66	N/A	9.0%	12/31/2023	17.88	13	225	1.30%	7.6%
12/31/2022	18.50	21	132	N/A	-11.8%	12/31/2022	16.62	44	243	1.30%	-13.0%
12/31/2021	20.99	21	149	N/A	8.6%	12/31/2021	19.09	46	294	1.30%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	2.5%
2023	0.2%
2022	17.5%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust TOPS Managed Risk Growth ETF Portfolio 2 Class - 03-088

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,048	$21,727	1,278
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$18,047

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$-	-	$16.52
Band B	18,047	1,265	14.27
Total	$18,047	1,265

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$374
Mortality & expense charges and administrative fees (Band B)			(1,139)
Net investment income (loss)			(765)

Gain (loss) on investments:
Net realized gain (loss)			(59,116)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			56,219
Net gain (loss)			(2,897)

Increase (decrease) in net assets from operations			$(3,662)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(765)	$1,838
Net realized gain (loss)		(59,116)	(2,443)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		56,219	11,961

Increase (decrease) in net assets from operations		(3,662)	11,356

Contract owner transactions:
Proceeds from units sold		-	533
Cost of units redeemed		(164,613)	(4,584)
Account charges		(211)	(696)
Increase (decrease)		(164,824)	(4,747)
Net increase (decrease)		(168,486)	6,609
Net assets, beginning		186,533	179,924
Net assets, ending		$18,047	$186,533

Units sold		-	42
Units redeemed		(13,145)	(409)
Net increase (decrease)		(13,145)	(367)
Units outstanding, beginning		14,410	14,777
Units outstanding, ending		1,265	14,410

* Date of Fund Inception into Variable Account: 9 /26 /2014
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,220,259
Cost of units redeemed			(1,305,376)
Account charges			(19,858)
Net investment income (loss)			35,905
Net realized gain (loss)			(49,877)
Realized gain distributions			140,673
Net change in unrealized appreciation (depreciation)			(3,679)
Net assets			$18,047

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$16.52	0	$0	N/A	11.7%	12/31/2025	$14.27	1	$18	1.30%	10.2%
12/31/2024	14.79	0	0	N/A	7.7%	12/31/2024	12.94	14	187	1.30%	6.3%
12/31/2023	13.73	0	0	N/A	11.1%	12/31/2023	12.18	15	180	1.30%	9.7%
12/31/2022	12.36	1	4	N/A	-13.7%	12/31/2022	11.10	33	181	1.30%	-14.8%
12/31/2021	14.32	1	4	N/A	12.6%	12/31/2021	13.03	25	164	1.30%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	2.3%
2023	0.5%
2022	9.2%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust TOPS Managed Risk Moderate Growth ETF Portfolio 2 Class - 03-086

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$850,782	$1,075,184	58,191
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$850,770

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$500,868	12,166	$41.17
Band B	349,902	9,839	35.56
Total	$850,770	22,005

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$21,333
Mortality & expense charges and administrative fees (Band B)			(4,681)
Net investment income (loss)			16,652

Gain (loss) on investments:
Net realized gain (loss)			(44,819)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			107,935
Net gain (loss)			63,116

Increase (decrease) in net assets from operations			$79,768

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,652	$16,797
Net realized gain (loss)		(44,819)	(73,111)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		107,935	118,850

Increase (decrease) in net assets from operations		79,768	62,536

Contract owner transactions:
Proceeds from units sold		3,212	2,301
Cost of units redeemed		(127,369)	(151,463)
Account charges		(7,538)	(8,213)
Increase (decrease)		(131,695)	(157,375)
Net increase (decrease)		(51,927)	(94,839)
Net assets, beginning		902,697	997,536
Net assets, ending		$850,770	$902,697

Units sold		82	62
Units redeemed		(3,736)	(4,638)
Net increase (decrease)		(3,654)	(4,576)
Units outstanding, beginning		25,659	30,235
Units outstanding, ending		22,005	25,659

* Date of Fund Inception into Variable Account: 9 /26 /2014
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,527,845
Cost of units redeemed			(6,307,507)
Account charges			(267,675)
Net investment income (loss)			489,959
Net realized gain (loss)			(596,879)
Realized gain distributions			1,229,429
Net change in unrealized appreciation (depreciation)			(224,402)
Net assets			$850,770

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$41.17	12	$501	N/A	10.4%	12/31/2025	$35.56	10	$350	1.30%	8.9%
12/31/2024	37.31	14	521	N/A	7.6%	12/31/2024	32.65	12	382	1.30%	6.2%
12/31/2023	34.68	17	600	N/A	10.3%	12/31/2023	30.74	13	398	1.30%	8.9%
12/31/2022	31.43	123	770	N/A	-13.4%	12/31/2022	28.23	102	577	1.30%	-14.5%
12/31/2021	36.27	128	928	N/A	11.1%	12/31/2021	33.00	161	1,063	1.30%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.4%
2024	2.3%
2023	0.3%
2022	13.0%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Vanguard VIF Total Bond Market Index Portfolio - 03-121

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,084,741	$24,521,638	2,137,442
Receivables: investments sold	-
Payables: investments purchased	(362)
Net assets	$23,084,379

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,186,861	125,732	$9.44
Band B	21,897,518	3,034,981	7.22
Total	$23,084,379	3,160,713

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$799,787
Mortality & expense charges and administrative fees (Band B)			(289,087)
Net investment income (loss)			510,700

Gain (loss) on investments:
Net realized gain (loss)			(445,226)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,245,326
Net gain (loss)			800,100

Increase (decrease) in net assets from operations			$1,310,800

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$510,700	$386,262
Net realized gain (loss)		(445,226)	(631,330)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,245,326	288,409

Increase (decrease) in net assets from operations		1,310,800	43,341

Contract owner transactions:
Proceeds from units sold		2,094,270	2,598,011
Cost of units redeemed		(4,293,108)	(4,528,219)
Account charges		(123,542)	(140,761)
Increase (decrease)		(2,322,380)	(2,070,969)
Net increase (decrease)		(1,011,580)	(2,027,628)
Net assets, beginning		24,095,959	26,123,587
Net assets, ending		$23,084,379	$24,095,959

Units sold		316,428	396,385
Units redeemed		(636,749)	(690,349)
Net increase (decrease)		(320,321)	(293,964)
Units outstanding, beginning		3,481,034	3,774,998
Units outstanding, ending		3,160,713	3,481,034

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$178,150,200
Cost of units redeemed			(158,883,315)
Account charges			(4,239,772)
Net investment income (loss)			7,590,776
Net realized gain (loss)			(302,698)
Realized gain distributions			2,206,085
Net change in unrealized appreciation (depreciation)			(1,436,897)
Net assets			$23,084,379

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$9.44	126	$1,187	N/A	6.9%	12/31/2025	$7.22	3,035	$21,898	1.30%	5.6%
12/31/2024	8.83	152	1,339	N/A	1.2%	12/31/2024	6.84	3,329	22,757	1.30%	-0.1%
12/31/2023	8.72	161	1,402	N/A	5.6%	12/31/2023	6.84	3,614	24,722	1.30%	4.2%
12/31/2022	8.26	197	1,627	N/A	-13.2%	12/31/2022	6.56	4,391	28,818	1.30%	-14.3%
12/31/2021	9.52	230	2,187	N/A	-1.7%	12/31/2021	7.66	5,419	41,518	1.30%	-3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.4%
2024	2.8%
2023	2.6%
2022	2.1%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Vanguard VIF Diversified Value Portfolio - 03-190

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$345,176	$304,312	19,757
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$345,171

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$36,380	1,492	$24.38
Band B	308,791	15,934	19.38
Total	$345,171	17,426

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,875
Mortality & expense charges and administrative fees (Band B)			(3,960)
Net investment income (loss)			915

Gain (loss) on investments:
Net realized gain (loss)			6,918
Realized gain distributions			25,497
Net change in unrealized appreciation (depreciation)			13,553
Net gain (loss)			45,968

Increase (decrease) in net assets from operations			$46,883

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$915	$1,424
Net realized gain (loss)		6,918	(1,309)
Realized gain distributions		25,497	22,291
Net change in unrealized appreciation (depreciation)		13,553	26,394

Increase (decrease) in net assets from operations		46,883	48,800

Contract owner transactions:
Proceeds from units sold		241	72
Cost of units redeemed		(103,287)	(71,129)
Account charges		(989)	(987)
Increase (decrease)		(104,035)	(72,044)
Net increase (decrease)		(57,152)	(23,244)
Net assets, beginning		402,323	425,567
Net assets, ending		$345,171	$402,323

Units sold		13	4
Units redeemed		(6,141)	(4,793)
Net increase (decrease)		(6,128)	(4,789)
Units outstanding, beginning		23,554	28,343
Units outstanding, ending		17,426	23,554

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$38,943,119
Cost of units redeemed			(55,666,385)
Account charges			(904,610)
Net investment income (loss)			1,185,784
Net realized gain (loss)			14,841,061
Realized gain distributions			1,905,338
Net change in unrealized appreciation (depreciation)			40,864
Net assets			$345,171

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$24.38	1	$36	N/A	16.8%	12/31/2025	$19.38	16	$309	1.30%	15.3%
12/31/2024	20.87	2	33	N/A	14.9%	12/31/2024	16.80	22	369	1.30%	13.4%
12/31/2023	18.17	2	30	N/A	20.1%	12/31/2023	14.82	27	396	1.30%	18.6%
12/31/2022	15.12	3	47	N/A	-11.5%	12/31/2022	12.50	48	605	1.30%	-12.6%
12/31/2021	17.09	8	133	N/A	30.5%	12/31/2021	14.30	62	889	1.30%	28.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	1.5%
2023	1.5%
2022	1.6%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Vanguard VIF Mid-Cap Index Portfolio - 03-118

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,903,031	$6,233,462	282,647
Receivables: investments sold	-
Payables: investments purchased	(169)
Net assets	$7,902,862

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$958,981	27,425	$34.97
Band B	6,943,881	259,813	26.73
Total	$7,902,862	287,238

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$93,977
Mortality & expense charges and administrative fees (Band B)			(88,239)
Net investment income (loss)			5,738

Gain (loss) on investments:
Net realized gain (loss)			274,047
Realized gain distributions			374,395
Net change in unrealized appreciation (depreciation)			119,203
Net gain (loss)			767,645

Increase (decrease) in net assets from operations			$773,383

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,738	$24,508
Net realized gain (loss)		274,047	233,598
Realized gain distributions		374,395	93,824
Net change in unrealized appreciation (depreciation)		119,203	649,997

Increase (decrease) in net assets from operations		773,383	1,001,927

Contract owner transactions:
Proceeds from units sold		965,609	203,700
Cost of units redeemed		(1,374,308)	(1,480,549)
Account charges		(40,123)	(42,093)
Increase (decrease)		(448,822)	(1,318,942)
Net increase (decrease)		324,561	(317,015)
Net assets, beginning		7,578,301	7,895,316
Net assets, ending		$7,902,862	$7,578,301

Units sold		41,432	9,282
Units redeemed		(57,110)	(65,107)
Net increase (decrease)		(15,678)	(55,825)
Units outstanding, beginning		302,916	358,741
Units outstanding, ending		287,238	302,916

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$68,073,357
Cost of units redeemed			(77,797,596)
Account charges			(2,025,086)
Net investment income (loss)			108,839
Net realized gain (loss)			3,075,441
Realized gain distributions			14,798,338
Net change in unrealized appreciation (depreciation)			1,669,569
Net assets			$7,902,862

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$34.97	27	$959	N/A	11.5%	12/31/2025	$26.73	260	$6,944	1.30%	10.1%
12/31/2024	31.35	32	998	N/A	15.1%	12/31/2024	24.27	271	6,581	1.30%	13.6%
12/31/2023	27.24	39	1,060	N/A	15.8%	12/31/2023	21.37	320	6,836	1.30%	14.3%
12/31/2022	23.52	39	925	N/A	-18.8%	12/31/2022	18.69	310	5,801	1.30%	-19.9%
12/31/2021	28.97	43	1,243	N/A	24.4%	12/31/2021	23.33	412	9,614	1.30%	22.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.5%
2023	1.3%
2022	1.1%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Vanguard VIF Small Company Growth Portfolio - 03-119

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,131,404	$2,874,358	164,198
Receivables: investments sold	-
Payables: investments purchased	(129)
Net assets	$3,131,275

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$608,459	18,763	$32.43
Band B	2,522,816	101,786	24.79
Total	$3,131,275	120,549

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,768
Mortality & expense charges and administrative fees (Band B)			(22,940)
Net investment income (loss)			(17,172)

Gain (loss) on investments:
Net realized gain (loss)			45,411
Realized gain distributions			82,006
Net change in unrealized appreciation (depreciation)			105,423
Net gain (loss)			232,840

Increase (decrease) in net assets from operations			$215,668

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,172)	$(3,327)
Net realized gain (loss)		45,411	10,498
Realized gain distributions		82,006	-
Net change in unrealized appreciation (depreciation)		105,423	129,452

Increase (decrease) in net assets from operations		215,668	136,623

Contract owner transactions:
Proceeds from units sold		1,954,356	100,910
Cost of units redeemed		(433,926)	(97,625)
Account charges		(12,590)	(7,766)
Increase (decrease)		1,507,840	(4,481)
Net increase (decrease)		1,723,508	132,142
Net assets, beginning		1,407,767	1,275,625
Net assets, ending		$3,131,275	$1,407,767

Units sold		84,828	4,528
Units redeemed		(18,399)	(4,290)
Net increase (decrease)		66,429	238
Units outstanding, beginning		54,120	53,882
Units outstanding, ending		120,549	54,120

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$42,932,862
Cost of units redeemed			(43,805,818)
Account charges			(591,125)
Net investment income (loss)			(653,321)
Net realized gain (loss)			(3,600,016)
Realized gain distributions			8,591,647
Net change in unrealized appreciation (depreciation)			257,046
Net assets			$3,131,275

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$32.43	19	$608	N/A	6.1%	12/31/2025	$24.79	102	$2,523	1.30%	4.7%
12/31/2024	30.56	18	563	N/A	11.4%	12/31/2024	23.66	36	845	1.30%	9.9%
12/31/2023	27.44	20	537	N/A	19.6%	12/31/2023	21.53	34	738	1.30%	18.1%
12/31/2022	22.93	21	475	N/A	-25.4%	12/31/2022	18.23	46	830	1.30%	-26.3%
12/31/2021	30.72	22	670	N/A	14.2%	12/31/2021	24.74	52	1,286	1.30%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.6%
2023	0.4%
2022	0.2%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial Partners, Inc.)

Report of Independent Auditors on

Statutory Financial Statements and Supplemental Schedules

December 31, 2025 and 2024

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American United Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, of changes in surplus, and of cash flow for the years then ended, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flow for the years then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP
One American Square, Suite 2100
Indianapolis, Indiana 46282
(317) 222 2202

www.pwc.com/us

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

2

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, investment risk interrogatories and schedule of reinsurance disclosures (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2025 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

Indianapolis, Indiana

April 14, 2026

3

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2025 and 2024

(In thousands)

	2025	2024
Admitted assets
Bonds, at amortized cost (fair value of $10,512,977 and $10,689,170)	$10,387,947	$11,549,070
Stocks
Preferred, at cost (fair value of $14,999)	15,000	15,000
Common, at fair value
Affiliated (cost of $2,964)	9,264	10,951
Unaffiliated (cost of $68,990 and $68,521)	68,991	69,559
Mortgage loans	1,749,303	2,556,978
Real estate	87,662	88,592
Other invested assets	711,136	672,499
Receivables for securities	130	6,172
Securities lending reinvested collateral	414,066	356,960
Derivatives	11,734	13,634
Contract loans	900,061	771,468
Cash, cash equivalents and short-term investments (fair value of $286,545 and $373,052)	286,534	373,029
Total cash and invested assets	14,641,828	16,483,912
Other
Premiums deferred and uncollected	107,067	99,049
Reinsurance receivables	64,473	51,215
Investment income due and accrued	117,163	126,470
Federal income tax recoverable	43,573	57,729
Net deferred tax asset	112,051	122,283
Corporate owned life insurance	586,040	548,492
Admitted disallowed IMR	35,447	75,607
Other assets	37,412	74,007
Total admitted assets, excluding separate accounts	15,745,054	17,638,764
Separate account assets	20,006,808	22,098,831
Total admitted assets	$35,751,862	$39,737,595

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2025 and 2024

(In thousands, except share amounts)

	2025	2024
Liabilities and surplus
Policy reserves
Life reserves	$3,909,356	$3,713,686
Annuity reserves	6,843,395	9,702,761
Accident and health reserves	218,347	234,972
Other reserves	51,393	61,567
	11,022,491	13,712,986
Policy and contract liabilities
Deposit-type contracts	1,297,515	1,658,259
Policy claims in process of settlement	70,455	68,863
Policy dividends payable	41,423	35,339
Other policy and contract liabilities	28,968	19,330
	1,438,361	1,781,791
General liabilities and other reserves
Accrued commissions and general expenses	260,721	270,355
Taxes, licenses and fees	11,158	7,084
Asset valuation reserve	206,233	211,978
Payable for securities lending	414,066	356,960
Funds held under coinsurance	1,089,364	-
Derivatives	6,083	2,947
Other liabilities	124,809	186,213
Total liabilities, excluding separate accounts	14,573,286	16,530,314
Separate account liabilities	20,006,808	22,098,831
Total liabilities	34,580,094	38,629,145

Common capital stock, $100 par value, authorized 50,000 shares; issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	379,250	369,250
Special surplus funds - admitted disallowed IMR	35,447	75,607
Unassigned surplus	677,071	583,593
Total surplus	1,171,768	1,108,450
Total liabilities and surplus	$35,751,862	$39,737,595

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2025 and 2024

(In thousands)

	2025	2024
Premium and other income
Premiums, net of reinsurance	$(22,293,967)	$5,244,462
Net investment income	655,745	742,119
Amortization (accretion) of interest maintenance reserve	(6,190)	(4,661)
Ceding commissions, expense allowances and reserve adjustments	122,694	66,442
Other income	65,654	183,139
Change in modified coinsurance on separate accounts	15,624,921	-
	(5,831,143)	6,231,501
Benefits and expenses
Benefits	1,152,832	5,536,792
Increase (decrease) in policy and contract reserves	(2,690,496)	805,547
Separate account transfers	(4,986,647)	(813,280)
General expenses	389,313	484,238
Commissions and service fees	207,665	212,298
Taxes, licenses and fees	30,899	36,904
Other expenses	7,057	3,249
	(5,889,377)	6,265,748
Net gain (loss) from operations before dividends to policyholders, federal income taxes, and net realized capital gains (losses)	58,234	(34,247)

Dividends to policyholders	44,220	38,368
Federal income tax expense (benefit)	12,068	(38,101)
Net gain (loss) from operations before net realized capital gains (losses)	1,946	(34,514)

Net realized capital gains (losses), (excluding transfers to the IMR) less capital gains tax of ($14,695) and $13,977, excluding taxes transferred to the interest maintenance reserve of ($17,942) and ($18,039), in 2025 and 2024, respectively	9,208	(24,102)
Net income (loss)	$11,154	$(58,616)

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2025 and 2024

(In thousands)

	2025	2024
Surplus, beginning of year	$1,108,450	$1,153,916

Net income (loss)	11,154	(58,616)
Change in unrealized gains (losses)	(14,631)	9,126
Change in net unrealized gains (losses) on foreign exchange	6,843	2,719
Change in net deferred income tax	(5,708)	20,148
Change in asset valuation reserve	5,745	(7,624)
Change in nonadmitted assets	24,080	(14,344)
Change in surplus as a result of reinsurance	32,515	-
Surplus adjustment paid in	10,000
Change in pension asset	(1,202)	3,125
Prior period adjustment	(5,478)	-
Surplus, end of year	$1,171,768	$1,108,450

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2025 and 2024

(In thousands)

	2025	2024
Cash from operations
Premiums and other policy considerations	$1,768,422	$5,243,091
Investment income	649,438	754,995
Other income	209,312	270,877
	2,627,172	6,268,963

Benefits and separate account transfers	1,445,040	4,718,927
Commissions and general expenses	361,718	735,892
Federal income taxes including ($32,637) and ($4,062) for 2025 and 2024, respectively, on capital gains (losses)	(36,182)	(21,070)
Dividends to policyholders	38,122	32,199
	1,808,698	5,465,948
Net cash provided (used) from operations	818,474	803,015

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	684,715	1,208,047
Stocks	-	10,011
Mortgage loans	183,742	220,243
Other invested assets	60,112	37,615
Miscellaneous proceeds	34,925	75,745
	963,494	1,551,661

Cost of investments acquired
Bonds	1,268,857	1,301,355
Stocks	470	1,712
Mortgage loans	247,576	346,683
Real estate	5,351	6,706
Other invested assets	116,964	103,247
Miscellaneous applications	121,483	43,333
	1,760,701	1,803,036
Increase in contract loans	128,593	117,560
Net cash provided (used) from investments	(925,800)	(368,935)

Cash from financing and miscellaneous sources
Paid in surplus	10,000	-
Net deposits on deposit-type contracts	(48,104)	(209,280)
Other sources (uses)	58,935	26,710
Net cash provided (used) from financing and miscellaneous sources	20,831	(182,570)
Net change in cash	(86,495)	251,510
Cash and cash equivalents, beginning of year	373,029	121,519

Cash and cash equivalents, end of year	$286,534	$373,029

Supplemental disclosures for non-cash transactions:
Capitalized interest	$6,731	$6,526
Transfers of invested assets under coinsurance ceded agreement, net of IMR	2,543,467	-

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Notes to Statutory Financial Statements

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Forty-six percent of AUL’s direct premiums for the year ended December 31, 2025 were generated in six states: California, Texas, Indiana, Florida, Pennsylvania and Illinois.

In December 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

In 2018, the Insurance Commissioner of Indiana provided the Company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2025 and 2024 between NAIC SAP and practices permitted by the State of Indiana follows:

	SSAP #	2025	2024
Audited statutory net income (loss), Indiana state basis		$11,154	$(58,616)
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	(9,034)	(17,429)
Statutory net income (loss), NAIC SAP		$20,188	$(41,187)

Audited statutory surplus, Indiana state basis		$1,171,768	$1,108,450
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	(8,526)	508
Statutory surplus, NAIC SAP		$1,180,294	$1,107,942

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

●	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

●	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

●	An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the fair value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of bonds resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

●	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at fair value.

●	Certain assets designated as “nonadmitted assets” are excluded from the statutory statement of assets, liabilities, and surplus by a direct charge to unassigned surplus.

●	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

●	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be nonadmitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

●	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

●	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

●	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

●	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

●	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

Correction of Error

In 2025, the Company identified an overstated receivable during a review of receivables, payables and suspense. As a result, 2024 total surplus and current federal income tax were both overstated by $1.4 million. The overstated receivable of $6.9 million within other assets was fully non-admitted at December 31, 2024, thus the write-down of the receivable did not impact net surplus, however the tax impact of the write down did impact surplus for $1.4 million. This was corrected directly through surplus in 2025.

Investments

Effective January 1, 2025, the Company adopted revisions to the NAIC SAP related to the Principles-Based Bond Definition (“PBBD”) project, which revised the definition, classification, accounting, and reporting of bond investments. The revised guidance primarily affects Statement of Statutory Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 - Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets, and requires the classification of debt securities based on a principles-based assessment of whether the instrument represents a creditor relationship and qualifies as either an Issuer Credit Obligation (“ICO”) or an Asset-Backed Security (“ABS”).

Upon adoption, the Company evaluated its investment portfolio under the revised guidance for potential reclassification of certain investments previously reported as bonds to other invested asset categories. However, all bond investments held by the Company and previously reported on Schedule D remained eligible for Schedule D reporting under the new bond definition. The adoption of this guidance did not result in a cumulative effect adjustment to surplus as of January 1, 2025.

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities using the systematic value approach. The Company uses the scientific method for amortizing debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or fair value. Unaffiliated common stocks are carried at fair value. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses).” The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the fair value of its asset-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or fair value.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates fair value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee. Residual tranche investments are reported at the lower of amortized cost or market with income recognized using the Allowable Earned Yield method as prescribed by SSAP No. 21 – Other Admitted Assets.

The Company participates in securities lending programs whereby marketable securities in its investment portfolio are transferred to independent brokers or dealers in exchange for cash collateral.

The Company recognizes collateral as an asset, which is reported as “Securities lending reinvested collateral” at amortized cost on the balance sheet with a corresponding liability for the obligation to return the collateral to the borrower, which is reported as “Payable for securities lending.” The collateral level is set at 102% of the value of loaned securities.

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2025, the cash surrender value in an investment vehicle is $586.0 million and is allocated into the following categories based on primary underlying investment characteristics: 11% bonds, 26% stocks, 2% mortgage loans, 0% cash and short-term investments, and 61% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Valuation adjustments for other-than-temporary impairments of asset-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $207.7 million and $157.1 million as of December 31, 2025 and 2024, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2025 and 2024 was $39.4 million and $29.9 million, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on fair value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Admitted Disallowed IMR

In August 2023, the NAIC adopted INT 23-01 which permitted insurers to admit negative IMR, or disallowed IMR, up to 10% of adjusted capital and surplus. The Company has had no allocated gains/losses to IMR as a result of derivative transactions. The below relates to the general account as of December 31, 2025. The Company has also admitted a net negative (disallowed) IMR balance of $0.3 million related to its separate accounts.

Net negative (disallowed) IMR	$35,447
Admitted disallowed IMR	35,447
Adjusted capital and surplus per INT 23-01, paragraph 9.a.	1,045,535
Admitted disallowed IMR % of adjusted capital and surplus:	3.4%

The fixed income investments generating IMR losses comply with the Company’s documented investment and asset-liability management policies. The transactions resulting in the IMR losses were not compelled by liquidity pressures and was a prudent strategy to improve investment yield, quality, and duration matching.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Policy Reserves

Life reserves are based on statutory mortality tables using assumed interest rates ranging from 2.25 percent to 6.00 percent. The mortality tables used for the majority of life policies are the 1941, 1958, 1980, 2001 Commissioners Standard Ordinary (“CSO”) and 2017 CSO prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.00 percent to 11.25 percent.

The aggregate reserves established for life, health, and annuity policies, primarily developed by actuarial methods, generally are equal to or exceed the minimum valuation required by law and/or guaranteed policy cash values.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The Board of Directors approve the dividend scale.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $1.3 million and $1.7 million for the years ended December 31, 2025 and 2024, respectively. Future lease commitments are as follows: 2026, $0.8 million; 2027, $0.8 million; 2028, $0.6 million; 2029, $0.1 million; 2030 and thereafter, $0.0 million.

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, McCready & Keene, Inc. (sold in April 2025), and OneAmerica Retirement Services, LLC (sold in January 2025). Pursuant to intercompany tax-sharing agreements with OneAmerica, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Tax loss contingencies are recognized, measured, presented, and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies, and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. As of December 31, 2025 and 2024, the Company did not record any liability for tax contingencies. Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and currency risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The Company also uses derivatives, including credit default swap indexes, to hedge credit spread risk on uninvested cash. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions.

Authoritative guidance requires derivative instruments used in economic hedging transactions to be marked-to-market and recognized at fair value on the Statutory Statements of Admitted Assets, Liabilities, and Surplus, with changes in fair value reported in unassigned surplus as unrealized gains or losses. At the time the contracts expire or are terminated, any gain or loss is reported as a capital gain or loss in the Statutory Statement of Operations and are reduced by amounts transferred to the Interest Maintenance Reserve (“IMR”). Foreign currency swaps which qualify as cash flow hedges are carried at the cumulative unrealized gain/loss on the contract, with current period translation adjustments reflected as unrealized gains/losses through unassigned surplus. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2025, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2025, statutory surplus was $675.8 million and $61.4 million for State Life and PML, respectively.

AUL provides administrative and management services to State Life under an administrative agreement. Fees earned during 2025 and 2024 for such services were $130.0 million and $128.9 million, respectively. Prior to the reinsurance transaction in 2021, AUL provided administrative services to PML.

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $1,883.4 million and $1,741.3 million at December 31, 2025 and 2024, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made all seven contributions agreed to in the permitted practice. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The potential aggregate amount of liabilities, under the guarantee, of Westport Life is higher than its capital and surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $1.0 million in both 2025 and 2024 from OAS. OAS provided certain administrative services to AUL for fees of $1.6 million in both 2025 and 2024. The Company made no capital contribution to OAS in 2024 or 2025. The Company received dividends of $7.0 million from OAS in 2025 and no dividends in 2024.

The Company earned fees of $0.2 million and $0.8 million in 2025 and 2024, respectively, from the McCready & Keane Inc. management services agreement. During April 2025 McCready and Keane Inc. was sold.

The Company earned fees of $0.0 million and $0.1 million in 2025 and 2024, respectively, from RMS. The Company made no noncash capital contributions to RMS in 2025 or 2024. During 2025 and 2024, the Company recognized a realized impairment loss of $0.7 million and $0.8 million, respectively, on its investment in RMS.

During 2024, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $9.2 million. Effective January 1, 2025, OneAmerica sold OARS to Voya Financial as a part of the transaction described in Note 11.

OneAmerica Asset Management (OAM), LLC, a limited liability company domiciled in Indiana, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $21.4 million and $11.2 million in 2025 and 2024, respectively. OAM also provides investment management services to AUL and fees for this service were $18.1 million and $15.7 million in 2025 and 2024, respectively.

Intercompany services are settled monthly.

4.	Investments

Revisions to SSAP No. 26 – Bonds, and SSAP No. 43 – Asset-Backed Securities adopted August 2023, to incorporate the Principles Based Bond Definition (“PBBD”) concepts were effective January 1, 2025. Bonds reported in the accompanying statutory financial statements are classified in accordance with the revised PBBD included in SSAP No. 26 – Bonds. Under this guidance, qualifying debt securities are classified as either Issuer Credit Obligations or Asset-Backed Securities based on an evaluation of the substance of the creditor relationship, the primary source of repayment, and substantive credit enhancements and meaningful cash flows, if applicable. The Company’s evaluation of its investment portfolio under the revised bond definition did not result in material changes to the classification of invested assets.

The transition guidance is to be applied prospectively beginning with the first year of adoption. The following disclosures have been modified to conform to the new bond categories and sub-categories as prescribed by the NAIC. For disclosures that provide comparative information, the prior year information is not restated.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
		Unrealized		Fair
2025	Admitted	Gains	Losses	Value
Issuer credit obligations (unaffiliated)
U.S. government obligations	$3,903	$11	$-	$3,914
Non-U.S. sovereign jurisdiction securities	110,693	332	16,334	94,691
Municipal bonds - general obligations	143,610	1,590	26,897	118,303
Municipal bonds - special revenue	80,956	485	13,792	67,649
Corporate bonds	6,628,948	77,904	694,999	6,011,853
Single entity backed obligations	254,388	2,008	40,775	215,621
Bonds issued by funds representing operating entities	190,281	103	14,402	175,982
Bank loans - acquired	174,709	527	2,553	172,683
Other issuer credit obligations	63,656	1,960	623	64,993
Total issuer credit obligations	$7,651,144	$84,920	$810,375	$6,925,689

Asset-backed securities (unaffiliated)
Financial asset-backed securities – self-liquidating
Agency residential mortgage-backed securities	$962,106	$21,150	$16,756	$966,500
Agency commercial mortgage-backed securities	276,479	411	33,053	243,837
Non-agency residential mortgage-backed securities	103,148	693	4,390	99,451
Non-agency commercial mortgage-backed securities	10,501	-	572	9,929
Non-agency – CLOs/CBOs/CDOs	887,889	1,928	4,772	885,045
Other financial asset-backed securities	348,588	1,720	17,012	333,296

Non-financial asset-backed securities – practical expedient
Lease-backed securities	14,032	40	430	13,642

Non-financial asset-backed securities – full analysis
Lease-backed securities	66,900	171	5,534	61,537
Other non-financial asset-backed securities	67,160	428	3,407	64,181
Total asset-backed securities	$2,736,803	$26,541	$85,926	$2,677,418

Total bonds	$10,387,947	$111,461	$896,301	$9,603,107

				Estimated
	Admitted	Unrealized		Fair
2024	Value	Gains	Losses	Value
U.S. government bonds	$928,888	$2,901	$56,580	$875,209
All other government bonds	128,006	75	22,474	105,607
Special revenue and special assessment	617,990	2,062	38,124	581,928
Hybrid bonds	45,452	4,934	555	49,831
Industrial and miscellaneous	9,828,734	66,613	994,945	8,900,402
Total bonds	$11,549,070	$76,585	$1,112,678	$10,512,977

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
2025	Value	Losses	Value	Losses	Value	Losses
Issuer credit obligations (unaffiliated)
Non-U.S. sovereign jurisdiction securities	$2,289	$41	$80,075	$16,293	$82,364	$16,334
Municipal bonds - general obligations	-	-	89,887	26,897	89,887	26,897
Municipal bonds - special revenue	1,922	17	57,419	13,775	59,341	13,792
Corporate bonds	428,785	6,579	4,034,871	688,420	4,463,656	694,999
Single entity backed obligations	17,031	241	145,531	40,534	162,562	40,775
Bonds issued by funds representing operating entities	-	-	160,879	14,402	160,879	14,402
Bank loans - acquired	33,130	451	39,315	2,102	72,445	2,553
Other issuer credit obligations	-	-	12,377	623	12,377	623
Total issuer credit obligations	483,157	7,329	4,620,354	803,046	5,103,511	810,375

Asset-backed securities (unaffiliated)
Financial asset-backed securities – self-liquidating
Agency residential mortgage-backed Securities	$44,884	$325	$234,296	$16,431	$279,180	$16,756
Agency commercial mortgage-backed securities	24,918	309	200,669	32,744	225,587	33,053
Non-agency residential mortgage-backed securities	9,582	64	52,771	4,326	62,353	4,390
Non-agency commercial mortgage-backed securities	-	-	9,928	572	9,928	572
Non-agency – CLOs/CBOs/CDOs	54,418	292	106,694	4,480	161,112	4,772
Other financial asset-backed securities	17,162	1,108	187,005	15,904	204,167	17,012

Non-financial asset-backed securities – practical expedient
Lease-backed securities	-	-	9,443	430	9,443	430

Non-financial asset-backed securities – full analysis
Lease-backed securities	-	-	56,813	5,534	56,813	5,534
Other non-financial asset-backed securities	10,484	16	35,954	3,391	46,438	3,407
Total asset-backed securities	161,448	2,114	893,573	83,812	1,055,021	85,926
Total bonds	$644,605	$9,443	$5,513,927	$886,858	$6,158,532	$896,301

	Less than		12 Months
	12 Months		or More		Total
2024	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$379,290	$17,663	$201,281	$38,917	$580,571	$56,580
All other government bonds	8,605	184	83,606	22,290	6,803	22,474
Special revenue and assessment	175,398	5,007	219,785	33,117	75,910	38,124
Hybrid bonds	-	-	2,833	555	2,430,793	555
Industrial and miscellaneous	1,025,495	36,260	4,783,200	958,685	5,808,695	994,945
Total bonds	$1,588,788	$59,114	$5,290,705	$1,053,564	$8,902,772	$1,112,678

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. In 2025, the Company reported $10.7 million of bond impairments related to other-than-temporary declines in fair value, of which $9.5 million was within coinsurance funds withheld investments and ceded to the reinsurer, for a net impact of $1.2 million. In 2024, the Company reported $78.5 million of bond impairments related to the intent to sell as a part of the Voya transaction described in Note 11. The impairment amounts were reported as realized losses and the ceded amounts were reported within other expenses, as required by statutory accounting principles. The book value of the impaired bonds was $20.6 million and $1,186.8 million at the time of the write-downs in 2025 and 2024, respectively.

The admitted value and estimated fair value of bonds at December 31, 2025, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

		Estimated
	Admitted	Fair
	Value	Value
Issuer credit obligations
Due in one year or less	$269,059	$266,703
Due after one year through five years	979,735	946,287
Due after five years through ten years	1,064,350	1,006,460
Due after ten years through twenty years	2,601,289	2,348,091
Due after twenty years	2,736,711	2,358,148
Total issuer credit obligations	7,651,144	6,925,689

Asset-backed securities
Due in one year or less	$296,096	$293,910
Due after one year through five years	649,547	639,785
Due after five years through ten years	974,297	957,244
Due after ten years through twenty years	615,026	592,384
Due after twenty years	201,837	194,094
Total asset-backed securities	2,736,803	2,677,417
Total bonds	$10,387,947	$9,603,106

Proceeds from sales of investments in bonds during 2025 and 2024 were $1,688.7 million and $270.9 million, respectively. Gross gains of $20.1 million and $0.4 million and gross losses of $4.5 million and $10.3 million were realized on those disposals in 2025 and 2024, respectively.

Securities sold, redeemed, liquidated, or otherwise disposed as a result of a callable feature included 6 CUSIPS with a total of $0.4 million of investment income generated.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Asset-backed securities owned at December 31, 2025 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
	Less than 12 months	$2,114
	12 months or longer	$83,813

The aggregate related fair value of securities with unrealized losses:
	Less than 12 months	$161,448
	12 months or longer	$893,573

Total capital gains (losses) of ($85.4) million and ($85.9) million before tax were transferred to IMR in 2025 and 2024, respectively.

At December 31, 2025 and 2024, the common stock unrealized appreciation of $6.3 million and $9.0 million, respectively, is comprised of $7.9 million and $9.3 million of unrealized gains, respectively, and $1.6 million and $0.3 million of unrealized losses, respectively, and has been reflected directly in surplus. In 2025 and 2024, the Company did not have any stock impairments related to other-than-temporary declines in fair values.

Net investment income consists of the following:

	2025	2024
Interest	$613,399	$695,973
Dividends	14,200	7,981
Rental income	16,491	18,292
Other	56,165	59,250
Gross investment income	700,255	781,496

Less investment expenses	44,510	39,377
Net investment income	$655,745	$742,119

Net investment income includes $6.7 million and $6.5 million of capitalized interest on bonds which is a non-cash transaction at December 31, 2025 and 2024, respectively.

The gross, nonadmitted, and admitted amounts for interest income due and accrued.

	2025	2024
Interest income due and accrued
Gross	$117,163	$126,470
Nonadmitted	-	-
Admitted	$117,163	$126,470

At December 31, 2025 and 2024, investments in bonds with an admitted asset value of $3.9 million and $3.8 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of $36.9 million and $56.3 million at December 31, 2025 and 2024, respectively. AUL had $414.4 million and $357.6 million outstanding commitments on its other invested assets portfolio as of December 31, 2025 and 2024, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Effective January 1, 2025, the Company elected to apply the Allowable Earned Yield method to all residual tranche investments in accordance with SSAP No. 21 – Other Admitted Assets, as revised by the PBBD. For residual tranche investments previously accounted for under the equity method, the Company recognized $4.5 million of unrealized gains as of December 31, 2024 on these positions as realized, with the $31.7 million carrying value at that date establishing the January 1, 2025 cost basis for subsequent measurement, as prescribed by the transition guidance for residual tranches in SSAP No. 21.

AUL did not hold any structured notes at December 31, 2025 or 2024.

Reported values for subsidiary controlled and affiliated investments:

Description	Gross Asset	Nonadmitted Amount	Admitted Asset	Date of Filing to NAIC	Type of Filing	NAIC Response Received (Y/N)	NAIC Valuation Amount	NAIC Disallowed Entity's Valuation Method, Resubmission Required (Y/N)
RMS	$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS	9,264	-	9,264	6/21/2024	Sub-2	Y	6,832	N
MRO-A	1,773	1,773	-	N/A	N/A	N/A	N/A	N/A
Total	$11,037	$1,773	$9,264

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2025, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 32 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2025		2024
	Amount	% of Total	Amount	% of Total
Apartments	$309,571	17.6%	$561,539	22.0%
Industrial/warehouse	686,020	39.2%	797,157	31.2%
Medical office	4,618	0.3%	30,907	1.2%
Office	251,310	14.4%	288,702	11.3%
Retail	463,386	26.5%	841,712	32.8%
Other	36,050	2.1%	37,541	1.5%
Subtotal gross mortgage loans	1,750,955	100.1%	2,557,558	100.0%
Valuation allowance	(1,652)		(580)
Balance, end of year	$1,749,303		$2,556,978

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

During 2025, the minimum and maximum lending rates for mortgage loans were 4.5 percent and 6.9 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 76.6 percent. As of December 31, 2025 and 2024, the Company held no mortgages with interest more than 30 days past due. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total. The Company did not restructure any mortgage loans in 2025 or 2024.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors.

The Company did not consider any mortgage loans to be impaired for the years ended December 31, 2025 and 2024 and did not hold a related allowance for losses during those periods.

	2025 Unpaid Principal Balance	2024 Unpaid Principal Balance
Apartments	$309,571	$561,539
Industrial/warehouse	686,020	797,157
Medical office	4,618	30,907
Office	251,310	288,702
Retail	463,386	841,712
Other	36,050	37,541
Balance, end of year	$1,750,955	$2,557,558

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2025	2024
CM1 - high quality	$1,351,087	$2,140,900
CM2 - high quality	352,267	390,830
CM3 - medium quality	44,636	23,898
CM4 - low medium quality	1,314	1,350
CM5 - low quality	-	-
	-	-
Subtotal - CM category	1,749,304	2,556,978

Valuation adjustment	(1,652)	(580)

Total	$1,747,652	$2,556,398

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2025 or 2024. The Company did not restructure any mortgage loans in 2025 or 2024.

AUL had outstanding mortgage loan commitments of approximately $29.7 million and $22.3 million at December 31, 2025 and 2024, respectively.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate, credit, and currency risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes, clearing houses, and the foreign exchange market and are primarily contracted in the over the counter (OTC) market. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company uses foreign currency interest rate swaps to hedge the currency risk of certain foreign currency-denominated long-term bonds owned and are designated as cash flow hedges. Under these foreign currency swaps, the Company agrees to pay, at specified intervals, fixed rate foreign currency-denominated interest payments to the counterparty in exchange for fixed rate U.S. dollar-denominated interest payments. These interest payments are calculated by reference to agreed upon notional principal amounts. The net amount received is reported as a component of investment income. At maturity, the Company will pay the foreign currency-denominated notional amount to the counterparty in exchange for the U.S. dollar-denominated notional amount. By entering into these foreign currency swaps, the Company has effectively converted foreign currency-denominated assets into U.S. dollar-denominated assets. Upon termination, gains or losses will be recognized immediately in the summary of operations, in a manner consistent with the hedged item.

The Company may be exposed to credit spread risk on uninvested cash. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes shorting investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

As of December 31, 2025, the fair value of derivative assets and liabilities were $13.5 million and $4.1 million, respectively. As of December 31, 2024, the fair value of derivative assets and liabilities were $15.9 million and $2.9 million, respectively. The change in unrealized gains and losses was ($6.2) million and $2.0 million, net (loss) gain recognized in 2025 and 2024, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company received cash collateral from counterparties in the amount of $9.3 million and $13.4 million at December 31, 2025 and 2024, respectively. The Company maintained ownership of any collateral delivered. The Company delivered cash collateral to counterparties in the amount of $9.8 million and $10.8 million at December 31, 2025 and 2024, respectively. The cash collateral is included in cash and cash equivalents and the obligation to return it is included in other liabilities.

The notional amounts and the fair value of derivative contracts at December 31, were as follows:

	2025		2024
	Notional	Fair Value	Notional	Fair Value
Purchased S&P 500 call options	$41,600	$5,922	$35,150	$4,536
Written S&P 500 call options	41,600	(2,032)	35,150	(1,742)
Credit default swaps index	253,300	5,811	226,050	5,125
Foreign currency swaps	70,393	(8)	80,061	5,331
U.S. Treasury futures	105,300	(224)	127,000	(247)
Net fair value		$9,469		$13,003

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

				Gross
				Admitted and
				Nonadmitted
				Restricted to
				Total
	Total General Account		Change	Admitted
Restricted Asset Category	2025	2024	between years	Assets
Federal Home Loan Bank of Indianapolis (FHLBI) capital stock	$67,031	$66,561	$470	0.2%
On deposit with states	3,903	3,827	76	0.0%
Bonds held for the FHLBI collateral	582,660	756,971	(174,311)	1.6%
Bonds held for assumed reinsurance	77,017	102,811	(25,794)	0.2%
Mortgage loans held for the FHLBI collateral	1,426,333	1,443,350	(17,017)	4.0%
Collateral held under security lending agreement	414,066	356,960	57,106	1.2%
Total restricted assets	$2,571,010	$2,730,480	$(159,470)	7.2%

The Company held cash collateral at fair value in the amount of $414.4 million and $357.5 million as of December 31, 2025 and 2024, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Reinvested collateral assets as of December 31, 2025 are as follows:

	2025		2024
Cash Collateral Reinvested:	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$(248)	$(194)	$(378)	$(324)
30 Days or Less	73,593	73,594	80,655	80,657
31 to 60 Days	-	-	6,045	6,048
61 to 90 Days	-	-	13,300	13,309
91 to 120 Days	-	-	12,721	12,745
121 to 180 Days	1,731	1,731	35,411	35,461
181 to 365 Days	210,729	210,912	163,763	164,121
1 to 2 Years	126,970	127,037	45,443	45,520
2 to 3 Years	1,291	1,291	-	-
Greater than 3 Years	-	-	-	-
Subtotal	414,066	414,371	356,960	357,537
Securities received	-	-	-	-
Total collateral reinvested	$414,066	$414,371	$356,960	$357,537

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge. The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2025 and 2024 as follows:

	2025	2024
Description of Collateral	Amortized Cost	Amortized Cost
Asset backed securities	$33,382	$41,525
Issuer credit obligations	94,879	3,918
Total collateral extending beyond one year of the reporting date	$128,261	$45,443

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

Securities Lending Transactions

The Company has entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities lending reinvested collateral assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Transfers of financial assets accounted for as secured borrowings at December 31, 2025 and 2024 are as follows:

	2025	2024
Assets:
Asset backed securities	$33,382	$132,509
Issuer credit obligations	94,879	224,451
Cash, cash equivalents and short-term investments	285,805	-
Total securities lending collateral	$416,091	$358,984

Liabilities:
Payable for securities lending	$416,091	$358,984

The Company does not have any transfers of receivables with recourse.

5.	Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation and consists of $14.5 million and $14.7 million for investment properties and $73.1 million and $73.8 million for the home office at December 31, 2025 and 2024, respectively. Depreciation expense on real estate amounted to $6.3 million and $5.7 million in 2025 and 2024, respectively.

Income from real estate for 2025 and 2024 includes $6.1 million and $6.9 million, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2025 or 2024.

6.	Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,051.4 million and $1,170.0 million as of December 31, 2025 and 2024, respectively. The amount of the related reserve was $8.7 million and $9.8 million, for December 31, 2025 and 2024, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited. These reserves consisted of the following at December 31:

	2025	2024
Life and accident and health reserves
Individual, group and credit life policies	$4,559,343	$4,290,830
Annuities and deposit administration funds	11,569,028	11,760,689
Accident and health and other reserves	1,792,709	1,844,976
Less reinsurance ceded	(6,898,589)	(4,183,509)
	$11,022,491	$13,712,986

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2025		2024
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$1,329,180	4.0%	$1,416,780	4.0%
At book value less surrender charges	462,159	1.4%	414,750	1.2%
At market value	19,315,699	58.3%	21,403,353	60.4%
	21,107,038	63.7%	23,234,883	65.6%

Subject to discretionary withdrawal without adjustment
At book value without adjustment	4,851,790	14.6%	5,421,970	15.3%
Not subject to discretionary withdrawal	7,161,259	21.6%	6,783,380	19.1%
	$33,120,086	100.0%	$35,440,233	100.0%
Less reinsurance ceded	(5,135,221)		(2,125,481)

	$27,984,865		$33,314,752

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2025:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$-	$24,024	$27,035	$-	$-	$-
Universal Life	72,836	83,069	75,077	-	-	-
Other Permanent Cash Value Life Insurance	-	1,493,762	3,843,653	-	-	-
Variable Universal Life	9,947	9,694	5,785	163,246	159,096	163,435

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	607,774	-	-	-
Accidental Death Benefits	-	-	108	-	-	-
Disability - Active Lives	-	-	22,245	-	-	-
Disability - Disabled Lives	-	-	37,014	-	-	-
Miscellaneous Reserves	-	-	46,294	-	-	-
Total gross	$82,783	$1,610,549	$4,664,985	$163,246	$159,096	$163,435
Reinsurance Ceded	-	-	704,235	-	-	-
Total	$82,783	$1,610,549	$3,960,749	$163,246	$159,096	$163,435

Reconciliation of total life actuarial reserves at December 31, 2025

Amount
Life & Accident & Health Annual Statement
Life Insurance	$3,909,356
Accidental Death Benefits	104
Disability - Active Lives	6,815
Disability - Disabled Lives	30,272
Miscellaneous Reserves	14,203
Subtotal	$3,960,749
Separate Accounts Annual Statement
Life Insurance	$163,435
Accident and health	-
Miscellaneous reserves	-
Subtotal	$163,435
Combined Total	$4,124,184

7.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2025		2024
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$20,971	$10,970	$20,118	$10,463
Ordinary renewal	94,475	91,349	92,680	89,009
Group life	4,934	4,934	2,726	2,726
Group annuity	1,438	1,438	859	859
	$121,818	$108,691	$116,383	$103,057

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $9.4 million and $9.3 million at December 31, 2025 and 2024, respectively. This represented 3.0 percent and 3.1 percent of the total net premiums written for group life and health in 2025 and 2024, respectively.

8.	Separate Accounts

Separate Account assets held by the Company are carried at fair value and consist primarily of variable life and annuity contracts. At December 31, 2025 and 2024, separate accounts included $19,056.0 million and $615.8 million, respectively, attributable to balances reinsured pursuant to modified coinsurance arrangements.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2025	2024
Product
Life insurance	$163,761	$147,529
Individual annuities	281,615	294,089
Group annuities	19,561,432	21,657,213
Total	$20,006,808	$22,098,831

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2025	2024
Transfers as reported in the statements of operations of the separate accounts statement:
Transfers to separate accounts	$2,172,381	$2,932,835
Transfers from separate accounts	7,247,021	3,820,487
Net transfers to (from) separate accounts	(5,074,640)	(887,652)

Reconciling adjustment (separate accounts statements does not include reinsurance)
Modified coinsurance treaties	5,066,749	74,372

Net separate account transfers as reported in the statements of operations	$(7,891)	$(813,280)

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2025	2024
Premiums, considerations or deposits	$2,172,381	$2,932,835
Reserves at December 31
For accounts with assets at
Market value	$19,479,134	$21,550,397
Amortized cost	528,256	550,363
Total reserves	$20,007,390	$22,100,760

By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current surrender charge of 5% or more	-	-
At market value	19,479,134	21,550,397
At book value without market value adjustment and with current surrender charge of less than 5%	-	-
	19,479,134	21,550,397
Not subject to discretionary withdrawal	528,256	550,363
Total	$20,007,390	$22,100,760

9.	Employees’ and Agents’ Benefit Plans

The Company has multiple non-pension post-retirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

A summary of assets and obligations of the Other Benefits plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2025	2024	2025	2024
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$60,454	$62,613
Service cost	-	-	747	1,048
Interest cost	-	-	3,173	3,149
Contribution by plan participants	-	-	1,331	1,315
Actuarial (gain) loss	-	-	1,749	(2,536)
Benefits paid	-	-	(5,102)	(5,135)
Plan amendments	-	-	-	-
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$62,352	$60,454

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

	Postretirement Benefits
	2025	2024
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,771	3,821
Plan participants' contributions	1,331	1,314
Benefits paid	(5,102)	(5,135)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-

Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	-	-
Total assets (nonadmitted)	$-	$-
Underfunded
Liabilities recognized
Accrued benefit costs	$63,953	$63,492
Liability for pension benefits	(1,601)	(3,038)
Total liabilities recognized	$62,352	$60,454
Unrecognized liabilities	$-	$-

Components of net periodic benefit cost
Service cost	$747	$1,048
Interest cost	3,173	3,149
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	(546)	(577)
Prior service cost or credit	629	606
Gain or loss recognized due to a settlement or curtailment	(106)	-
Total net periodic benefit cost	$3,897	$4,226

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior year	$8,253	$3,645
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	629	606
Net gain and loss arising during the period	(1,247)	4,579
Net gain and loss recognized or transferred to parent	(546)	(577)
Items not yet recognized as a component of net periodic cost - current year	$7,089	$8,253

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	(2,147)	(2,776)
Net recognized gains and (losses)	9,235	11,029

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2025	2024
Discount rate	5.74%	5.27%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2025	2024
Discount rate	5.41%	5.72%
Rate of compensation increase	6.00%	6.00%

Plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along the yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2026 rate of 7.50% until the ultimate rate of 5.00% is reached in 2036.

The Company expects to contribute $4.2 million to its other post-retirement benefit plans in 2026.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits
2026	$4,152
2027	4,292
2028	4,271
2029	4,556
2030	4,972
Years 2031-2035	25,944

In 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica. OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs (income) was ($1.3) million and ($7.9) million for 2025 and 2024, respectively. The net period benefit income in 2024 was driven by a curtailment gain event related to the sale of the Recordkeeping business, with the Company’s share of the curtailment gain of $12.0 million. This was partially offset by accelerated termination benefits resulting from the Recordkeeping business sale of $1.4 million and other period benefit costs of $2.8 million. The Company has no legal obligation for benefits under this plan.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded post-retirement benefit obligation and the determination of the net post-retirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $5.0 million and $6.8 million for 2025 and 2024, respectively. As of December 31, 2025, the fair value of the plan assets was $528.6 million.

The Company sponsors a profit-sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit-sharing contribution for the 2025 or 2024 plan year. The Company’s contribution to the plan was $2.2 million and $2.1 million in safe harbor matching contributions for 2025 and 2024, respectively. As of December 31, 2025, the fair value of the plan assets was $61.9 million.

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other post-retirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other post-retirement benefit plans was $5.6 million and $7.1 million for 2025 and 2024, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents, and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

	2025
	Ordinary	Capital	Total
Gross deferred tax assets	$251,779	$2,434	$254,213
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	251,779	2,434	254,213
Deferred tax asset nonadmitted	(86,236)	-	(86,236)
Subtotal net admitted deferred tax asset	165,543	2,434	167,977
Deferred tax liabilities	(55,926)	-	(55,926)
Net admitted deferred tax asset	$109,617	$2,434	$112,051

(Increase) Decrease in nonadmitted tax asset			$(6,736)

	2024
	Ordinary	Capital	Total
Gross deferred tax assets	$248,318	$16,095	$264,413
Less: valuation allowance	(4,101)	-	(4,101)
Adjusted gross deferred tax asset	244,217	16,095	260,312
Deferred tax asset nonadmitted	(79,500)	-	(79,500)
Subtotal net admitted deferred tax asset	164,717	16,095	180,812
Deferred tax liabilities	(58,529)	-	(58,529)
Net admitted deferred tax asset	$106,188	$16,095	$122,283

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The admitted deferred tax asset is determined from the following components at December 31:

	2025			2024
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$-	$-	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	109,617	2,434	112,051	106,188	16,095	122,283
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	109,617	2,434	112,051	106,188	16,095	122,283
(ii)Adjusted gross deferred tax assets allowed per limitation threshold	-	-	192,991	-	-	182,363
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	55,926	-	55,926	58,529	-	58,529
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$165,543	$2,434	$167,977	$164,717	$16,095	$180,812

Ratio percentage used to determine recovery period and threshold			893%			744%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$1,286,607			$1,215,755

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2025		2024		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$251,779	$2,434	$244,217	$16,095	$7,562	$(13,661)
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	1.6%	100.0%	0.5%	1.3%	1.1%	98.7%
Net admitted adjusted gross DTAs	165,543	2,434	164,717	16,095	826	(13,661)
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	2.5%	100.0%	0.8%	1.3%	1.7%	98.7%

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The change in net deferred taxes is comprised of the following (exclusive of the change in nonadmitted assets reported as a component of the change in nonadmitted Assets) at December 31:

	2025	2024	Change
Gross deferred tax assets	$254,213	$260,312	$(6,099)
Deferred tax liabilities	55,926	58,529	(2,603)
Net deferred tax asset	198,287	201,783	(3,496)
Tax effect of unrealized gains (losses)	(5,108)	(7,320)	2,212
Net deferred income tax asset, excluding unrealized gains	$203,395	$209,103	$(5,708)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2025	2024
Deferred tax assets
Policyholder reserves	$101,462	$97,227
Investments	93	772
Deferred acquisition costs	46,113	42,012
Policyholder dividend accrual	4,773	3,747
Fixed and amortizable assets	257	426
Compensation and benefits accrual	39,964	39,996
Receivables nonadmitted	41,340	47,207
Net operating loss carryforwards	-	-
Tax credit carryforward	5,537	10,632
Initial consideration of Voya transaction	2,704	-
Other	9,536	6,299
Ordinary deferred tax assets	251,779	248,318
Statutory valuation allowance adjustment	-	(4,101)
Adjusted gross deferred tax asset	251,779	244,217
Nonadmitted deferred tax assets	(86,236)	(79,500)
Admitted ordinary deferred tax assets	$165,543	$164,717

Capital
Investments	2,434	16,095
Nonadmitted	-	-
Admitted deferred tax assets	$167,977	$180,812

Deferred tax liabilities
Investments	$11,786	$12,213
Fixed assets	22,023	24,413
Deferred and uncollected premium	21,512	19,961
Policyholder reserves	298	1,942
Other	307	-
Ordinary deferred tax liabilities	55,926	58,529
Capital - investments	-	-
Deferred tax liabilities	55,926	58,529

Net admitted deferred tax asset	$112,051	$122,283

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2025	2024
Tax benefit at the federal statutory rate	$(16,152)	$(35,414)
IMR for ceding commission	28,610	-
Tax preferenced investment income	(16,010)	(17,935)
Change in nonadmitted assets	6,471	2,484
Foreign tax credit carryforward	(4,654)	(10,632)
Difference between reported tax and book initial consideration - Voya	(4,124)	-
Valuation allowance foreign tax credit carryforward	(4,101)	4,101
Foreign tax credit receivable	(2,991)	(6,058)
OAS dividend	(1,470)	-
Other	(440)	1,144
Total income tax expense (benefit) incurred	$(14,861)	$(62,310)

Federal and foreign income taxes incurred	$(20,569)	$(42,162)
Change in net deferred income taxes	5,708	(20,148)
Total statutory income tax expense (benefit)	$(14,861)	$(62,310)

Federal income tax-operating	$12,068	$(38,101)
Federal income tax-capital gains (losses)	(32,637)	(4,061)
Federal income tax incurred (refunded)	$(20,569)	$(42,162)

The Company has the following tax attribute carryforwards:

Type	Amount	First Expiration Year	Last Expiration Year
Net operating loss	$-	-	-
Capital loss	-	-	-
Tax credits	5,537	2029	2034
Alternative minimum tax	-	-	-

There were no income taxes incurred in the current or prior years that are available for recoupment in the event of future net losses.

The Company does not have a liability for tax contingencies as of December 31, 2025 or 2024.

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company's consolidated federal income tax return is closed for all tax years up to and including 2021. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state. The Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant income tax liability resulting from uncertain tax positions.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

As of December 31, 2025, the Company had $112.1 million in net deferred tax assets (DTAs). The valuation allowance for deferred tax assets as of December 31, 2025 and 2024 was $0 and $4.1 million, respectively. The valuation allowance at December 31, 2024 was related to foreign tax credit carryforwards that, in the judgment of management, were not more likely than not to be realized. The valuation allowance was released during 2025 because of the expected increase in net foreign source income resulting in all of the foreign tax credit carryforward being used before expiration. As of December 31, 2025, in the judgement of management no valuation allowance is needed.

The Inflation Reduction Act implemented a new Corporate Alternative Minimum Tax (CAMT) to be applicable for tax years beginning in 2023 and forward. The Company has concluded it is not an applicable corporation with respect to the CAMT for the current year.

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2025 and 2024, life reinsurance assumed was approximately 16 and 17 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 11 percent of gross life insurance premium income in both 2025 and 2024. Premiums on accident and health reinsurance assumed were approximately 19 and 20 percent of gross accident and health premium income in 2025 and 2024, respectively.

Effective January 1, 2025, OneAmerica entered into an agreement to sell its full-service retirement plan business to Voya Financial, Inc (Voya). The transaction consisted of the sale of two of OneAmerica’s affiliates, OneAmerica Investment Advisory Services, LLC and OneAmerica Retirement Services, LLC and an indemnity reinsurance agreement with the Company for specified group annuity contracts. The transaction closed on January 2, 2025 and the Company received a ceding commission of $40.0 million. General account statutory reserves and deposit-type contracts were $3,471.9 million and $312.6 million, respectively, and were ceded by a combination of indemnity coinsurance and funds withheld, and separate account statutory reserves of $20,603.7 million ceded through 100% indemnity modified coinsurance. The Company transferred invested assets at fair value to the reinsurer of $2,702.7 million and established a funds withheld at book value of $1,075.0 million. The Company paid a net amount of $6.7 million to finalize the transaction and as a result of the transaction, the after-tax net gain was $42.5 million and was deferred through surplus in accordance with SSAP No. 61. Additionally, on March 31, 2026, the Company received a gain contingency on this transaction of $101.3 million plus $1.6 million of accrued interest. The gain contingency will be deferred through surplus, after tax, at March 31, 2026.

The Company transferred assets, primarily NAIC Class 1 and 2 bonds, as well as commercial mortgage loans, with a fair value of $2,543.5 million. In accordance with the agreement, the Company transferred the IMR created on the transaction, net of tax, of $125.4 million to the reinsurer.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2.0 million. For policies issued prior to 2019, the amount ceded was in excess of $0.5 million to $1.0 million. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2025	2024
Reinsurance ceded on ordinary life in force	$46,009,532	$45,207,058
Reinsurance ceded on group and credit life in force	4,287,906	3,789,741
Life reinsurance premiums ceded	194,555	127,381
Annuity reinsurance premiums ceded	2,454,378	153,411
Accident and health reinsurance premiums ceded	44,836	45,215
Reinsurance recoveries	284,976	283,119

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2025 and 2024 by $6,898.6 million and $4,183.5 million, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2025 and 2024 by $73.7 million and $86.4 million, respectively, for reinsurance ceded.

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Three reinsurers account for approximately 95 percent of the Company’s December 31, 2025 ceded reserves for life, annuity, and accident and health insurance. One of these reinsurers maintain A.M. Best ratings of A. Two reinsurers are not rated by A.M. Best. One reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company, which is AM Best rated A+, and a claims payment guarantee from another reinsurer in order to reduce the credit risk to OneAmerica. The other reinsurer is rated BBB+ by S&P Global Ratings. The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2025, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2025 or 2024.

The Company did not commute any material ceded reinsurance in 2025 or 2024.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2025 and 2024 was $414.2 million and $236.5 million, respectively. MidAmerica does not have an exclusive contract with the Company.

13.	Risk-Based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2025 and 2024, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company's consolidated financial condition, operating results, or cash flows.

The Company has no material contingent liabilities. OneAmerica has a $200.0 million line of credit with three participating banking institutions. The Company and State Life are guarantors on the line of credit.

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75.0 million of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5.8 million were approved and paid in 2025 and in 2024. Total interest paid inception to date is $172.2 million.

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2025 and 2024 would have been $1.5 million.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve-month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $116.7 million in 2026.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company paid no dividends in 2025 or 2024. The Company received $10.0 million in capital contribution from OneAmerica in 2025 and no capital contributions in 2024.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2025 is as follows:

Nonadmitted asset values	$(283,093)
Asset valuation reserve	$(206,233)
Net unrealized gain (losses)	$21,066
Reinsurance recoverables from unauthorized companies	$67

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50.0 million, which matures in March 2027. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2025 or 2024.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of funding agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2025 and 2024, the carrying value of the FHLBI Class B common stock was $67.0 million and $66.6 million, respectively. The carrying value of the FHLBI common stock approximates fair value.

Funding agreements associated with the FHLBI totaled $1,239.4 million and $1,281.6 million of December 31, 2025 and 2024, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the funding agreements with bond maturities. The funding agreements are classified as deposit-type contracts and had a carrying value of $1,241.6 million and $1,283.9 million at December 31, 2025 and 2024, respectively, including accrued interest. Interest paid was $51.5 million and $62.7 million in 2025 and 2024, respectively.

The line of credit and funding agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $1,923.5 million and $2,017.2 million at December 31, 2025 and 2024, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $2,350.1 million.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $30.0 million at December 31, 2025.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

●	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

●	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example, the FHLB stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative.

The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2025	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc.	$29	$-	$1,930	$1,959
Bonds - Industrial & misc.	-	-	902	902
Other invested assets	-	4,495	14,378	18,873
Derivatives	-	11,733	-	11,733
Separate account assets *	20,006,808	-	-	20,006,808
Total Assets	$20,006,837	$16,228	$17,210	$20,040,275

Liabilities
Derivatives	$-	$2,032	$-	$2,032

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2024	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc.	$29	$-	$69,530	$69,559
Bonds - Industrial & misc.	-	-	1,445	1,445
Other invested assets	-	5,620	-	5,620
Derivatives	-	9,661	-	9,661
Separate account assets *	22,098,831	-	-	22,098,831
Total Assets	$22,098,860	$15,281	$70,975	$22,185,116

Liabilities
Derivatives	$-	$1,989	$-	$1,989

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with fair value changes are borne by the customer.

The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

	Common Stocks	Bonds	Other	Short-term
	Industrial & misc.	Industrial & misc.	Imvested Assets	Investments	Total
Beginning Balance at January 1, 2024	$75,889	$300	$-	$9	$76,198
Transfer into level 3	1,712	2,070	-	-	3,782
Transfer out of level 3	-	-	-	-	-
Total gains (losses) included in net income	578	(1,274)	-	(40)	(736)
Total gains (losses) included in surplus	(638)	836	-	31	229
Purchases	-	35	-	-	35
Issuances	-	-	-	-	-
Sales	(8,011)	(522)	-	-	(8,533)
Settlements	-	-	-	-	-
Ending Balance at December 31, 2024	$69,530	$1,445	$-	$-	$70,975
Transfer into level 3	-	-	-	-	-
Transfer out of level 3	(66,561)	-	-	-	(66,561)
Total gains (losses) included in net income	-	-	-	-	-
Total gains (losses) included in surplus	(1,039)	10	(376)	-	(1,405)
Purchases	-	-	14,754	-	14,754
Issuances	-	-	-	-	-
Sales	-	(553)	-	-	(553)
Settlements	-	-	-	-	-
Ending Balance at December 31, 2025	$1,930	$902	$14,378	$-	$17,210

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of funding agreements with FHLBI was estimated by discounting the future cash flows using current rates.

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

	2025					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds - Insurer credit obligations	$6,925,689	$7,651,143	$3,914	$6,585,081	$336,694	$-	$-
Bonds - Asset-backed securities	2,677,418	2,736,803		2,403,429	273,989	-	-
Preferred stocks	14,999	15,000	-	-	14,999	-	-
Common stocks	78,255	78,255	29	-	78,226	-	-
Mortgage loans	1,688,261	1,749,303	-	-	1,688,261	-	-
Cash equivalents and short-term investments	67,137	67,127	48,991	13,997	4,149	-	-
Contract loans	-	900,061	-	-	-	900,061	-
Derivatives	13,521	11,734	-	13,521	-	-	-
Other invested assets	158,093	194,275	-	158,093	-	-	17,356
Securities lending reinvested collateral assets	414,371	414,066	-	414,371	-	-	-
Corporate owned life insurance	586,040	586,040	-	586,040	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	19,892,956	20,006,808	19,481,514	411,442	-	-	-
Liabilities
Derivatives	4,052	6,083	224	3,828	-	-	-
Payable for securities lending	414,371	414,066	-	414,371	-	-	-
Funding agreements	1,180,208	1,239,433	-	-	1,180,208	-	-

	2024					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$10,512,977	$10,387,947	$3,806	$9,705,056	$804,115	$-	$-
Preferred stocks	14,999	15,000	-	-	14,999	-	-
Common stocks	80,510	78,255	29	-	80,481	-	-
Mortgage loans	2,318,236	1,749,303	-	-	2,318,236	-	-
Cash, cash equivalents & short-term investments	373,052	286,534	105,244	267,808	-	-	-
Contract loans	-	900,061	-	-	-	900,061	-
Derivatives	15,948	11,734	-	15,948	-	-	-
Other invested assets	649,710	711,136	-	151,395	498,315	-	-
Securities lending reinvested collateral assets	357,537	414,066	63,131	294,406	-	-	-
Corporate owned life insurance	548,492	586,040	-	548,492	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	22,098,831	20,006,808	22,098,831	-	-	-	-
Liabilities
Derivatives	2,945	6,083	247	2,698	-	-	-
Payable for securities lending	357,537	414,066	63,131	294,406	-	-	-
Funding agreements	1,262,746	1,281,553	-	-	1,262,746	-	-

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

18.	Subsequent Events and Other Items

On March 30, 2026, the Company paid $77.9 million, which represented the remaining principal and interest due upon the maturity of the 7.75% surplus note. For more information on the surplus note and other financing sources, refer to Note 15 – Surplus Notes and Shareholder Dividends.

Additionally, on March 30, 2026, the Company received $102.9 million from Voya, which represented the Company’s gain contingency of $101.3 million and accrued interest of $1.6 million on the reinsurance transaction described in Note 11 – Reinsurance. The gain contingency, net of tax, will be deferred through surplus and the interest income will be recognized in the statement of operations in the first quarter of 2026.

Management has evaluated the impact of all subsequent events through April 14, 2026, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

As of and for the Year Ended December 31, 2025

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$39,542
Other bonds (unaffiliated)	444,107
Preferred stocks (unaffiliated)	1,020
Common stocks (unaffiliated)	6,180
Common Stocks (affiliated)	7,000
Mortgage loans	82,729
Real estate	16,491
Premium notes, contract loans and liens	42,965
Cash and cash equivalents	4,056
Derivative instruments	181
Other invested assets	53,698
Aggregate write-ins for investment income	2,286
Gross investment income	$700,255

Real estate owned—book value less encumbrances	$87,662

Mortgage loans—book value
Residential mortgages	$-
Commercial mortgages	1,750,955
Total mortgage loans	$1,750,955

Mortgage loans by standing—book value
Good standing	$1,750,955
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$1,750,955

Other long-term assets—statement value	$711,136
Common stock of parent, subsidiary, and affiliates—book value	$9,264

Bonds and short-term investments by NAIC Designation and maturity
Bonds by maturity—statement value
Due within one year or less	$628,284
Over 1 year through 5 years	1,649,282
Over 5 years through 10 years	2,008,646
Over 10 years through 20 years	3,216,315
Over 20 years	2,938,548
No maturity date	-
Total by maturity	$10,441,075

Bonds by NAIC Designation—statement value
NAIC 1	$6,341,301
NAIC 2	3,768,320
NAIC 3	271,176
NAIC 4	54,221
NAIC 5	5,155
NAIC 6	902
Total by NAIC Designation	$10,441,075

Total bonds publicly traded	$6,184,133
Total bonds privately placed	$4,256,942

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2025

(In thousands)

Preferred stocks—statement value	$15,000
Common stocks—market value	$78,255
Short-term investments - statement value	$4,133
Derivatives - statement value, net	$(224)
Cash (overdraft) on deposit	$219,407
Life insurance in force
Ordinary	$23,836,160
Credit life	$-
Group life	$54,503,544
Amount of accidental death insurance in force under ordinary policies	10,970
Life insurance policies with disability provisions in force
Ordinary	$4,544,258
Group life	$50,148,731

Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$10,351
Income payable	$499
Ordinary—involving life contingencies
Income payable	$158
Group—not involving life contingencies
Amount on deposit	$(40)

Annuities
Ordinary
Immediate—amount of income payable	$41,535
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,027,347
Group
Amount of income payable	$456,403
Fully paid account balance	$877,468
Not fully paid account balance	$3,418,837
Accident and health insurance—premiums in force
Ordinary	$42,432
Group	$185,790
Credit	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2025

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$5,876
Dividend accumulations—account balance	$40,659
Claim payments (by accident year)
Group accident and health
2025	$42,717
2024	$21,836
2023	$6,574
2022	$3,805
2021	$3,761
Prior	$10,736
Other accident and health
2025	$-
2024	$-
2023	$-
2022	$-
2021	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2025	$-
2024	$-
2023	$-
2022	$-
2021	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2025

(In thousands)

The Company’s gross investment holdings as filed in the 2025 Annual Statement are $14,641.8 million. Certain lines with zero balances have been hidden for presentation purposes.

			Admitted Assets as Reported
	Gross Investment Holdings		in the Annual Statement
	Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3+4) Amount	Percentage of Column 5 Line 13
Investment categories
1. Long term Bonds (Schedule D, Part 1):
1.01 U.S. government obligations	$3,903	0.03%	$3,903	$-	$3,903	0.03%
1.03 Non-U.S. sovereign jurisdiction securities	110,693	0.76%	110,693	24,993	135,686	0.93%
1.04 Municipal bonds - general obligations (direct & guaranteed)	143,610	0.98%	143,610	-	143,610	0.98%
1.05 Municipal bonds - special revenue	80,956	0.55%	80,956	-	80,956	0.55%
1.06 Project finance bonds issued by operating entities	6,628,948	45.27%	6,628,948	33,836	6,662,784	45.51%
1.09 Single entity backed obligations	254,388	1.74%	254,388	-	254,388	1.74%
1.12 Bonds issued by funds representing operating entities	190,281	1.30%	190,281	-	190,281	1.30%
1.14 Bank loans - acquired	174,709	1.19%	174,709	-	174,709	1.19%
1.17 Other issuer credit obligations	63,656	0.43%	63,656	-	63,656	0.43%
1.18 Total issuer credit obligations	7,651,144	52.25%	7,651,144	94,879	7,746,023	52.90%
2. Asset-backed securities (Schedule D, Part 1, Section 2):
2.01 Financial asset-backed securities - self-liquidating	2,588,710	17.68%	2,588,710	11,151	2,599,861	17.76%
2.03 Non-financial asset-backed securities	148,093	1.01%	148,093	22,231	170,324	1.16%
2.04 Total asset-backed securities	2,736,803	18.69%	2,736,803	33,382	2,770,185	18.92%
3. Preferred Stocks (Schedule D, Part 2, Sections 1):
3.01 Industrial and Misc. (Unaffiliated)	15,000	0.10%	15,000	-	15,000	0.10%
3.02 Parent, Subsidiaries and Affiliates	-	0.00%	-	-	-	0.00%
3.03 Total Preferred Stocks	15,000	0.10%	15,000	-	15,000	0.10%
4. Common Stocks (Schedule D, Part 2, Sections 2):
4.01 Industrial and miscellaneous - publicly traded (unaffiliated)	29	0.00%	29	-	29	0.00%
4.02 Industrial and miscellaneous - other (unaffiliated)	68,962	0.47%	68,962	-	68,962	0.47%
4.03 Parent, subsidiaries and affiliates - publicly traded	9,264	0.06%	9,264	-	9,264	0.06%
4.09 Total common stocks	78,255	0.53%	78,255	-	78,255	0.52%
5. Mortgage Loans (Schedule B):				-
5.03 Commercial mortgages	1,750,955	11.96%	1,750,955	-	1,750,955	11.96%
5.05 Total valuation allowance	(1,652)	-0.01%	(1,652)	-	(1,652)	-0.01%
5.06 Total mortgage loans	1,749,303	11.95%	1,749,303	-	1,749,303	11.95%
6. Real estate (Schedule A):
6.01 Properties occupied by company	73,191	0.50%	73,191	-	73,191	0.50%
6.02 Properties held for production of income	14,471	0.10%	14,471	-	14,471	0.10%
6.03 Properties held for sale	-	0.00%
6.04 Total mortgage loans	87,662	0.60%	87,662	-	87,662	0.60%
7. Cash, cash equivalents, and short term investments:
7.01 Cash (Schedule E, Part 1)	219,407	1.50%	219,407	127,267	346,674	2.37%
7.02 Cash equivalents, (Schedule E, Part 2)	62,994	0.43%	62,994	26,330	89,324	0.61%
7.03 Short-term investments (Schedule DA)	4,133	0.03%	4,133	132,208	136,341	0.93%
7.04 Total cash, cash equivalents and short-term investments	286,534	1.96%	286,534	285,805	572,339	3.91%
8. Contract Loans	900,061	6.15%	900,061	-	900,061	6.15%
9. Derivatives (Schedule DB)	11,734	0.08%	11,734	-	11,734	0.08%
10. Other Invested Assets (Schedule BA)	712,909	4.87%	711,136	-	711,136	4.86%
11. Receivables for Securities	130	0.00%	130	-	130	0.00%
12. Securities Lending (Schedule DL, Part 1)	414,066	2.83%	414,066	xxx	xxx	xxx
13. Aggregate Write-ins for Invested Assets	-	0.00%	-	-	-	0.00%
14. Total Invested Assets	$14,643,601	100.00%	$14,641,828	$414,066	$14,641,828	100.00%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2025

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement: $15,745.1 million

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets
2.01	FEDERAL HOME LOAN BANKS	$67,031	0.4%
2.02	NORTHROP GRUMMAN CORP	60,515	0.4%
2.03	TC ENERGY CORP	52,309	0.3%
2.04	NEXTERA ENERGY INC	52,152	0.3%
2.05	LOCKHEED MARTIN CORPORATION	50,904	0.3%
2.06	RTX CORP	50,557	0.3%
2.07	ONEOK INC	49,651	0.3%
2.08	PHILLIPS 66	48,951	0.3%
2.09	EXXON MOBIL CORP	48,710	0.3%
2.10	ALLIANT ENERGY CORP	46,718	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets
3.01 NAIC – 1	$6,355,300	40.4%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	3,768,321	23.9%	P/RP – 2	15,000	0.1%
3.03 NAIC – 3	271,176	1.7%	P/RP – 3	-	0.0%
3.04 NAIC – 4	54,221	0.3%	P/RP – 4	-	0.0%
3.05 NAIC – 5	5,155	0.0%	P/RP – 5	-	0.0%
3.06 NAIC – 6	902	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

4.01	Total admitted assets held in foreign investments	$1,737,503	11.0%
4.02	Foreign-currency-denominated investments	74,219	0.5%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2025

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets
5.01	Countries rated NAIC-1	$1,606,083	10.2%
5.02	Countries rated NAIC-2	106,222	0.7%
5.03	Countries rated NAIC-3 or below	25,198	0.2%

6.	Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

				Percentage of Total
			Amount	Admitted Assets
	Countries rated NAIC-1
6.01	Country:	Cayman Islands	$770,033	4.9%
6.02	Country:	Australia	272,194	1.7%

	Countries rated NAIC-2
6.03	Country:	Mexico	$66,306	0.4%
6.04	Country:	Indonesia	9,623	0.1%

	Countries rated NAIC-3 or below
6.05	Country:	Marshall Islands	$18,000	0.1%
6.06	Country:	Columbia	4,530	0.0%

			Percentage of Total
		Amount	Admitted Assets
7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2025

(In thousands)

10.	List the 10 largest sovereign (i.e. non-governmental) foreign issues:

			Percentage of Total
		Amount	Admitted Assets
10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$45,417	0.3%
10.02	INVESCO LTD	29,025	0.2%
10.03	CSL LTD	28,568	0.2%
10.04	SIEMENS AG	26,103	0.2%
10.05	AMERICA MOVIL SAB DE CV	24,555	0.2%
10.06	BAE SYSTEMS PLC	23,000	0.1%
10.07	DIAMETER CREDIT FUNDING DCF_21-4	22,922	0.1%
10.08	PERNOD-RICARD SA	22,696	0.1%
10.09	GIP CAPRICORN FINCO PTY LTD	20,909	0.1%
10.10	DEUTSCHE POST AG	20,615	0.1%

11.	not applicable because the Company’s total admitted assets held in Canadian investments and unhedged Canadian currencies are less than 2.5% of admitted assets.

12.	Not applicable because the Company does not have contractual sales restrictions.

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
13.02	FEDERAL HOME LOAN BANK	$67,031	0.4%
13.03	NEUBERGER BERMAN	56,034	0.4%
13.04	HARBOURVEST	30,936	0.2%
13.05	PIMCO	30,495	0.2%
13.06	BLACKROCK	30,446	0.2%
13.07	HGGC	24,863	0.2%
13.08	BLACKSTONE	24,110	0.2%
13.09	KKR	20,347	0.1%
13.10	INVESCO	18,398	0.1%
13.11	SHENKMAN	17,395	0.1%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2025

(In thousands)

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$600,823	3.8%

	Largest three investments held in nonaffiliated, privately placed equities:
14.03	FEDERAL HOME LOAN BANK	$67,031	0.4%
14.04	PIMCO CORPORATE OPPORTUNITIES FUND III	27,294	0.2%
14.05	HARBOURVEST CREDIT OPPORTUNITIES FUND II	24,110	0.2%

List 10 largest fund managers:

	Fund Manager	Total Invested	Diversified	Nondiversified
14.06	NEUBERGER BERMAN	$95,955	$95,955	$-
14.07	HARBOURVEST	67,804	67,804	-
14.08	PIMCO	40,560	40,560	-
14.09	BLACKROCK	39,478	39,478	-
14.10	HGGC	30,495	30,495	-
14.11	BLACKSTONE	30,446	30,446	-
14.12	KRR	24,863	24,863	-
14.13	INVESCO	24,110	24,110	-
14.14	SHENKMAN	20,347	20,347	-
14.15	RED REEF PARTNERS	18,398	18,398	-

15.	Not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16.	With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets? Yes ☐ No ☒

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2025

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
	Type (Residential, Commercial, Agricultural)	Amount	Admitted Assets
16.02	Commercial	$31,898	0.2%
16.03	Commercial	26,287	0.2%
16.04	Commercial	25,558	0.2%
16.05	Commercial	25,474	0.2%
16.06	Commercial	21,250	0.1%
16.07	Commercial	21,185	0.1%
16.08	Commercial	20,916	0.1%
16.09	Commercial	19,847	0.1%
16.10	Commercial	19,262	0.1%
16.11	Commercial	18,733	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets
16.12	Construction loans	$15,000	0.1%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage of Total		Percentage of Total		Percentage of Total
Loan-to Value	Amount	Admitted Assets	Amount	Admitted Assets	Amount	Admitted Assets
17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	26,355	0.2%	-	0.0%
17.05 below 70%	-	0.0%	1,707,609	10.8%	-	0.0%

18.	Not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

19.	Not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2025

(In thousands)

20.	Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Securities lending (do not include assets held as collateral for such transactions)	$5,442,798	34.6%	$5,341,372	$5,225,520	$5,262,619
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

21.	Not applicable since the Company does not have warrants not attached to other financial instruments, options, caps, and floors.

22.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$254,240	1.6%	$148,441	$1,072	$71,953
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

23.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$3,739	0.0%	$2,254	$1,578	$960
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2025

(In thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐  No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.	Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, continued

For the Year Ended December 31, 2025

(In thousands)

3.	Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.    Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.    Provisions that permit settlements to be made less frequently than quarterly;

c.    Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.    The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

4.	Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.	Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.    Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.    Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐  No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule, Supplemental Investment Risk Interrogatories and Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2025

(In thousands)

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2025 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2025 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

This accompanying note is an integral part of these supplemental schedules